UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-07332
Name of Fund:
BlackRock Funds III
BlackRock LifePath® Index 2030 Fund
BlackRock LifePath® Index 2035 Fund
BlackRock LifePath® Index 2040 Fund
BlackRock LifePath® Index 2045 Fund
BlackRock LifePath® Index 2050 Fund
BlackRock LifePath® Index 2055 Fund
BlackRock LifePath® Index 2060 Fund
BlackRock LifePath® Index 2065 Fund
BlackRock LifePath® Index 2070 Fund
BlackRock LifePath® Index Retirement Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds III, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
12/31/2025
Date of reporting period:
12/31/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock LifePath® Index 2030 Fund
Institutional Shares | LINIX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Index 2030 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$13(a)	0.12%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 14.12%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2030 Fund Custom Benchmark returned 14.29%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	14.12%	5.83%	7.89%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Index 2030 Fund Custom Benchmark	14.29	5.95	7.99
Key Fund statistics
Net Assets	$13,533,216,634
Number of Portfolio Holdings	13
Net Investment Advisory Fees	$2,640,827
Portfolio Turnover Rate	21%
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2030 Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2030 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	51.0%
Fixed-Income Funds	49.0%
Money Market Funds	0.1%
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	28.6%
iShares Core MSCI Total International Stock ETF	17.4%
iShares U.S. Intermediate Government Bond Index Fund	14.3%
iShares U.S. Securitized Bond Index Fund	10.7%
iShares 0-5 Year TIPS Bond ETF	7.9%
iShares U.S. Intermediate Credit Bond Index Fund	7.6%
iShares U.S. Long Government Bond Index Fund	6.0%
iShares U.S. Long Credit Bond Index Fund	2.5%
iShares FTSE NAREIT All Equity REITs Index Fund	1.8%
iShares Global Infrastructure ETF	1.6%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2030 Fund
Institutional Shares | LINIX
Annual Shareholder Report — December 31, 2025
LINIX-12/25-AR

BlackRock LifePath® Index 2030 Fund
Investor A Shares | LINAX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Index 2030 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$40(a)	0.37%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 13.91%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2030 Fund Custom Benchmark returned 14.29%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	13.91%	5.58%	7.64%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Index 2030 Fund Custom Benchmark	14.29	5.95	7.99
Key Fund statistics
Net Assets	$13,533,216,634
Number of Portfolio Holdings	13
Net Investment Advisory Fees	$2,640,827
Portfolio Turnover Rate	21%
Average annual total returns reflect reductions for service fees.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2030 Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2030 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	51.0%
Fixed-Income Funds	49.0%
Money Market Funds	0.1%
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	28.6%
iShares Core MSCI Total International Stock ETF	17.4%
iShares U.S. Intermediate Government Bond Index Fund	14.3%
iShares U.S. Securitized Bond Index Fund	10.7%
iShares 0-5 Year TIPS Bond ETF	7.9%
iShares U.S. Intermediate Credit Bond Index Fund	7.6%
iShares U.S. Long Government Bond Index Fund	6.0%
iShares U.S. Long Credit Bond Index Fund	2.5%
iShares FTSE NAREIT All Equity REITs Index Fund	1.8%
iShares Global Infrastructure ETF	1.6%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2030 Fund
Investor A Shares | LINAX
Annual Shareholder Report — December 31, 2025
LINAX-12/25-AR

BlackRock LifePath® Index 2030 Fund
Investor P Shares | LIDPX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Index 2030 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$40(a)	0.37%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor P Shares returned 13.86%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2030 Fund Custom Benchmark returned 14.29%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor P Shares	13.86%	5.57%	7.63%
Investor P Shares (with sales charge)	7.88	4.44	7.05
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Index 2030 Fund Custom Benchmark	14.29	5.95	7.99
Key Fund statistics
Net Assets	$13,533,216,634
Number of Portfolio Holdings	13
Net Investment Advisory Fees	$2,640,827
Portfolio Turnover Rate	21%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2030 Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2030 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Performance shown prior to the Investor P Shares inception date of August 6, 2018 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Investor P Shares fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	51.0%
Fixed-Income Funds	49.0%
Money Market Funds	0.1%
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	28.6%
iShares Core MSCI Total International Stock ETF	17.4%
iShares U.S. Intermediate Government Bond Index Fund	14.3%
iShares U.S. Securitized Bond Index Fund	10.7%
iShares 0-5 Year TIPS Bond ETF	7.9%
iShares U.S. Intermediate Credit Bond Index Fund	7.6%
iShares U.S. Long Government Bond Index Fund	6.0%
iShares U.S. Long Credit Bond Index Fund	2.5%
iShares FTSE NAREIT All Equity REITs Index Fund	1.8%
iShares Global Infrastructure ETF	1.6%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2030 Fund
Investor P Shares | LIDPX
Annual Shareholder Report — December 31, 2025
LIDPX-12/25-AR

BlackRock LifePath® Index 2030 Fund
Class K Shares | LINKX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Index 2030 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$8(a)	0.07%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 14.19%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2030 Fund Custom Benchmark returned 14.29%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	14.19%	5.89%	7.95%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Index 2030 Fund Custom Benchmark	14.29	5.95	7.99
Key Fund statistics
Net Assets	$13,533,216,634
Number of Portfolio Holdings	13
Net Investment Advisory Fees	$2,640,827
Portfolio Turnover Rate	21%
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2030 Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2030 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	51.0%
Fixed-Income Funds	49.0%
Money Market Funds	0.1%
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	28.6%
iShares Core MSCI Total International Stock ETF	17.4%
iShares U.S. Intermediate Government Bond Index Fund	14.3%
iShares U.S. Securitized Bond Index Fund	10.7%
iShares 0-5 Year TIPS Bond ETF	7.9%
iShares U.S. Intermediate Credit Bond Index Fund	7.6%
iShares U.S. Long Government Bond Index Fund	6.0%
iShares U.S. Long Credit Bond Index Fund	2.5%
iShares FTSE NAREIT All Equity REITs Index Fund	1.8%
iShares Global Infrastructure ETF	1.6%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2030 Fund
Class K Shares | LINKX
Annual Shareholder Report — December 31, 2025
LINKX-12/25-AR

BlackRock LifePath® Index 2035 Fund
Institutional Shares | LIJIX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Index 2035 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$13(a)	0.12%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 16.02%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2035 Fund Custom Benchmark returned 16.08%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	16.02%	7.19%	8.95%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Index 2035 Fund Custom Benchmark	16.08	7.26	9.03
Key Fund statistics
Net Assets	$11,620,250,893
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$1,707,902
Portfolio Turnover Rate	19%
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2035 Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2035 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	62.9%
Fixed-Income Funds	37.1%
Liabilities in Excess of Other Assets	(—	)(a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	35.1%
iShares Core MSCI Total International Stock ETF	22.4%
iShares U.S. Intermediate Government Bond Index Fund	12.0%
iShares U.S. Securitized Bond Index Fund	9.5%
iShares U.S. Intermediate Credit Bond Index Fund	7.6%
iShares U.S. Long Government Bond Index Fund	4.5%
iShares U.S. Long Credit Bond Index Fund	2.9%
iShares FTSE NAREIT All Equity REITs Index Fund	2.6%
iShares Global Infrastructure ETF	1.8%
Master Small Cap Index Series	1.0%
(a)	Rounds to greater than (0.1)%.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2035 Fund
Institutional Shares | LIJIX
Annual Shareholder Report — December 31, 2025
LIJIX-12/25-AR

BlackRock LifePath® Index 2035 Fund
Investor A Shares | LIJAX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Index 2035 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$40(a)	0.37%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 15.70%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2035 Fund Custom Benchmark returned 16.08%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	15.70%	6.91%	8.68%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Index 2035 Fund Custom Benchmark	16.08	7.26	9.03
Key Fund statistics
Net Assets	$11,620,250,893
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$1,707,902
Portfolio Turnover Rate	19%
Average annual total returns reflect reductions for service fees.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2035 Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2035 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	62.9%
Fixed-Income Funds	37.1%
Liabilities in Excess of Other Assets	(—	)(a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	35.1%
iShares Core MSCI Total International Stock ETF	22.4%
iShares U.S. Intermediate Government Bond Index Fund	12.0%
iShares U.S. Securitized Bond Index Fund	9.5%
iShares U.S. Intermediate Credit Bond Index Fund	7.6%
iShares U.S. Long Government Bond Index Fund	4.5%
iShares U.S. Long Credit Bond Index Fund	2.9%
iShares FTSE NAREIT All Equity REITs Index Fund	2.6%
iShares Global Infrastructure ETF	1.8%
Master Small Cap Index Series	1.0%
(a)	Rounds to greater than (0.1)%.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2035 Fund
Investor A Shares | LIJAX
Annual Shareholder Report — December 31, 2025
LIJAX-12/25-AR

BlackRock LifePath® Index 2035 Fund
Investor P Shares | LIJPX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Index 2035 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$40(a)	0.37%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor P Shares returned 15.69%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2035 Fund Custom Benchmark returned 16.08%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor P Shares	15.69%	6.91%	8.68%
Investor P Shares (with sales charge)	9.62	5.76	8.10
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Index 2035 Fund Custom Benchmark	16.08	7.26	9.03
Key Fund statistics
Net Assets	$11,620,250,893
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$1,707,902
Portfolio Turnover Rate	19%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2035 Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2035 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Performance shown prior to the Investor P Shares inception date of August 6, 2018 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Investor P Shares fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	62.9%
Fixed-Income Funds	37.1%
Liabilities in Excess of Other Assets	(—	)(a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	35.1%
iShares Core MSCI Total International Stock ETF	22.4%
iShares U.S. Intermediate Government Bond Index Fund	12.0%
iShares U.S. Securitized Bond Index Fund	9.5%
iShares U.S. Intermediate Credit Bond Index Fund	7.6%
iShares U.S. Long Government Bond Index Fund	4.5%
iShares U.S. Long Credit Bond Index Fund	2.9%
iShares FTSE NAREIT All Equity REITs Index Fund	2.6%
iShares Global Infrastructure ETF	1.8%
Master Small Cap Index Series	1.0%
(a)	Rounds to greater than (0.1)%.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2035 Fund
Investor P Shares | LIJPX
Annual Shareholder Report — December 31, 2025
LIJPX-12/25-AR

BlackRock LifePath® Index 2035 Fund
Class K Shares | LIJKX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Index 2035 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$8(a)	0.07%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 16.09%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2035 Fund Custom Benchmark returned 16.08%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	16.09%	7.23%	9.01%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Index 2035 Fund Custom Benchmark	16.08	7.26	9.03
Key Fund statistics
Net Assets	$11,620,250,893
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$1,707,902
Portfolio Turnover Rate	19%
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2035 Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2035 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	62.9%
Fixed-Income Funds	37.1%
Liabilities in Excess of Other Assets	(—	)(a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	35.1%
iShares Core MSCI Total International Stock ETF	22.4%
iShares U.S. Intermediate Government Bond Index Fund	12.0%
iShares U.S. Securitized Bond Index Fund	9.5%
iShares U.S. Intermediate Credit Bond Index Fund	7.6%
iShares U.S. Long Government Bond Index Fund	4.5%
iShares U.S. Long Credit Bond Index Fund	2.9%
iShares FTSE NAREIT All Equity REITs Index Fund	2.6%
iShares Global Infrastructure ETF	1.8%
Master Small Cap Index Series	1.0%
(a)	Rounds to greater than (0.1)%.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2035 Fund
Class K Shares | LIJKX
Annual Shareholder Report — December 31, 2025
LIJKX-12/25-AR

BlackRock LifePath® Index 2040 Fund
Institutional Shares | LIKIX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Index 2040 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$12(a)	0.11%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 17.60%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2040 Fund Custom Benchmark returned 17.68%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	17.60%	8.42%	9.89%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Index 2040 Fund Custom Benchmark	17.68	8.48	9.96
Key Fund statistics
Net Assets	$14,627,170,300
Number of Portfolio Holdings	13
Net Investment Advisory Fees	$1,401,698
Portfolio Turnover Rate	16%
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2040 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg Enhanced Roll Yield Total Return Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2040 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	74.6%
Fixed-Income Funds	25.4%
Money Market Funds	0.2%
Liabilities in Excess of Other Assets	(0.2)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	40.8%
iShares Core MSCI Total International Stock ETF	26.8%
iShares U.S. Intermediate Government Bond Index Fund	7.4%
iShares U.S. Securitized Bond Index Fund	6.6%
iShares U.S. Intermediate Credit Bond Index Fund	4.5%
iShares U.S. Long Government Bond Index Fund	3.4%
iShares FTSE NAREIT All Equity REITs Index Fund	3.3%
iShares U.S. Long Credit Bond Index Fund	3.2%
iShares Global Infrastructure ETF	2.0%
Master Small Cap Index Series	1.7%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2040 Fund
Institutional Shares | LIKIX
Annual Shareholder Report — December 31, 2025
LIKIX-12/25-AR

BlackRock LifePath® Index 2040 Fund
Investor A Shares | LIKAX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Index 2040 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$39(a)	0.36%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 17.27%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2040 Fund Custom Benchmark returned 17.68%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	17.27%	8.14%	9.62%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Index 2040 Fund Custom Benchmark	17.68	8.48	9.96
Key Fund statistics
Net Assets	$14,627,170,300
Number of Portfolio Holdings	13
Net Investment Advisory Fees	$1,401,698
Portfolio Turnover Rate	16%
Average annual total returns reflect reductions for service fees.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2040 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg Enhanced Roll Yield Total Return Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2040 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	74.6%
Fixed-Income Funds	25.4%
Money Market Funds	0.2%
Liabilities in Excess of Other Assets	(0.2)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	40.8%
iShares Core MSCI Total International Stock ETF	26.8%
iShares U.S. Intermediate Government Bond Index Fund	7.4%
iShares U.S. Securitized Bond Index Fund	6.6%
iShares U.S. Intermediate Credit Bond Index Fund	4.5%
iShares U.S. Long Government Bond Index Fund	3.4%
iShares FTSE NAREIT All Equity REITs Index Fund	3.3%
iShares U.S. Long Credit Bond Index Fund	3.2%
iShares Global Infrastructure ETF	2.0%
Master Small Cap Index Series	1.7%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2040 Fund
Investor A Shares | LIKAX
Annual Shareholder Report — December 31, 2025
LIKAX-12/25-AR

BlackRock LifePath® Index 2040 Fund
Investor P Shares | LIKPX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Index 2040 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$39(a)	0.36%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor P Shares returned 17.33%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2040 Fund Custom Benchmark returned 17.68%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor P Shares	17.33%	8.16%	9.62%
Investor P Shares (with sales charge)	11.17	7.00	9.03
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Index 2040 Fund Custom Benchmark	17.68	8.48	9.96
Key Fund statistics
Net Assets	$14,627,170,300
Number of Portfolio Holdings	13
Net Investment Advisory Fees	$1,401,698
Portfolio Turnover Rate	16%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2040 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg Enhanced Roll Yield Total Return Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2040 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Performance shown prior to the Investor P Shares inception date of August 6, 2018 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Investor P Shares fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	74.6%
Fixed-Income Funds	25.4%
Money Market Funds	0.2%
Liabilities in Excess of Other Assets	(0.2)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	40.8%
iShares Core MSCI Total International Stock ETF	26.8%
iShares U.S. Intermediate Government Bond Index Fund	7.4%
iShares U.S. Securitized Bond Index Fund	6.6%
iShares U.S. Intermediate Credit Bond Index Fund	4.5%
iShares U.S. Long Government Bond Index Fund	3.4%
iShares FTSE NAREIT All Equity REITs Index Fund	3.3%
iShares U.S. Long Credit Bond Index Fund	3.2%
iShares Global Infrastructure ETF	2.0%
Master Small Cap Index Series	1.7%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2040 Fund
Investor P Shares | LIKPX
Annual Shareholder Report — December 31, 2025
LIKPX-12/25-AR

BlackRock LifePath® Index 2040 Fund
Class K Shares | LIKKX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Index 2040 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$7(a)	0.06%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 17.66%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2040 Fund Custom Benchmark returned 17.68%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	17.66%	8.48%	9.95%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Index 2040 Fund Custom Benchmark	17.68	8.48	9.96
Key Fund statistics
Net Assets	$14,627,170,300
Number of Portfolio Holdings	13
Net Investment Advisory Fees	$1,401,698
Portfolio Turnover Rate	16%
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2040 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg Enhanced Roll Yield Total Return Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2040 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	74.6%
Fixed-Income Funds	25.4%
Money Market Funds	0.2%
Liabilities in Excess of Other Assets	(0.2)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	40.8%
iShares Core MSCI Total International Stock ETF	26.8%
iShares U.S. Intermediate Government Bond Index Fund	7.4%
iShares U.S. Securitized Bond Index Fund	6.6%
iShares U.S. Intermediate Credit Bond Index Fund	4.5%
iShares U.S. Long Government Bond Index Fund	3.4%
iShares FTSE NAREIT All Equity REITs Index Fund	3.3%
iShares U.S. Long Credit Bond Index Fund	3.2%
iShares Global Infrastructure ETF	2.0%
Master Small Cap Index Series	1.7%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2040 Fund
Class K Shares | LIKKX
Annual Shareholder Report — December 31, 2025
LIKKX-12/25-AR

BlackRock LifePath® Index 2045 Fund
Institutional Shares | LIHIX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Index 2045 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$13(a)	0.12%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 19.02%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2045 Fund Custom Benchmark returned 19.15%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	19.02%	9.54%	10.69%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Index 2045 Fund Custom Benchmark	19.15	9.58	10.74
Key Fund statistics
Net Assets	$10,670,393,292
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$1,118,928
Portfolio Turnover Rate	16%
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2045 Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index® (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2045 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	85.1%
Fixed-Income Funds	14.9%
Money Market Funds	—	%(a)
Liabilities in Excess of Other Assets	(—	)(b)
Ten largest holdings
Security(c)	Percent of Net Assets
Large Cap Index Master Portfolio	46.2%
iShares Core MSCI Total International Stock ETF	31.7%
iShares FTSE NAREIT All Equity REITs Index Fund	4.1%
iShares U.S. Securitized Bond Index Fund	3.9%
iShares U.S. Intermediate Government Bond Index Fund	3.6%
iShares U.S. Long Credit Bond Index Fund	3.3%
Master Small Cap Index Series	2.5%
iShares U.S. Intermediate Credit Bond Index Fund	2.2%
iShares U.S. Long Government Bond Index Fund	1.8%
iShares Global Infrastructure ETF	0.7%
(a)	Rounds to less than 0.1%.
(b)	Rounds to greater than (0.1)%.
(c)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2045 Fund
Institutional Shares | LIHIX
Annual Shareholder Report — December 31, 2025
LIHIX-12/25-AR

BlackRock LifePath® Index 2045 Fund
Investor A Shares | LIHAX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Index 2045 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$40(a)	0.37%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 18.76%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2045 Fund Custom Benchmark returned 19.15%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	18.76%	9.27%	10.42%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Index 2045 Fund Custom Benchmark	19.15	9.58	10.74
Key Fund statistics
Net Assets	$10,670,393,292
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$1,118,928
Portfolio Turnover Rate	16%
Average annual total returns reflect reductions for service fees.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2045 Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index® (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2045 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	85.1%
Fixed-Income Funds	14.9%
Money Market Funds	—	%(a)
Liabilities in Excess of Other Assets	(—	)(b)
Ten largest holdings
Security(c)	Percent of Net Assets
Large Cap Index Master Portfolio	46.2%
iShares Core MSCI Total International Stock ETF	31.7%
iShares FTSE NAREIT All Equity REITs Index Fund	4.1%
iShares U.S. Securitized Bond Index Fund	3.9%
iShares U.S. Intermediate Government Bond Index Fund	3.6%
iShares U.S. Long Credit Bond Index Fund	3.3%
Master Small Cap Index Series	2.5%
iShares U.S. Intermediate Credit Bond Index Fund	2.2%
iShares U.S. Long Government Bond Index Fund	1.8%
iShares Global Infrastructure ETF	0.7%
(a)	Rounds to less than 0.1%.
(b)	Rounds to greater than (0.1)%.
(c)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2045 Fund
Investor A Shares | LIHAX
Annual Shareholder Report — December 31, 2025
LIHAX-12/25-AR

BlackRock LifePath® Index 2045 Fund
Investor P Shares | LIHPX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Index 2045 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$40(a)	0.37%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor P Shares returned 18.74%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2045 Fund Custom Benchmark returned 19.15%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor P Shares	18.74%	9.27%	10.42%
Investor P Shares (with sales charge)	12.51	8.10	9.83
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Index 2045 Fund Custom Benchmark	19.15	9.58	10.74
Key Fund statistics
Net Assets	$10,670,393,292
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$1,118,928
Portfolio Turnover Rate	16%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2045 Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index® (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2045 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Performance shown prior to the Investor P Shares inception date of August 6, 2018 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Investor P Shares fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	85.1%
Fixed-Income Funds	14.9%
Money Market Funds	—	%(a)
Liabilities in Excess of Other Assets	(—	)(b)
Ten largest holdings
Security(c)	Percent of Net Assets
Large Cap Index Master Portfolio	46.2%
iShares Core MSCI Total International Stock ETF	31.7%
iShares FTSE NAREIT All Equity REITs Index Fund	4.1%
iShares U.S. Securitized Bond Index Fund	3.9%
iShares U.S. Intermediate Government Bond Index Fund	3.6%
iShares U.S. Long Credit Bond Index Fund	3.3%
Master Small Cap Index Series	2.5%
iShares U.S. Intermediate Credit Bond Index Fund	2.2%
iShares U.S. Long Government Bond Index Fund	1.8%
iShares Global Infrastructure ETF	0.7%
(a)	Rounds to less than 0.1%.
(b)	Rounds to greater than (0.1)%.
(c)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2045 Fund
Investor P Shares | LIHPX
Annual Shareholder Report — December 31, 2025
LIHPX-12/25-AR

BlackRock LifePath® Index 2045 Fund
Class K Shares | LIHKX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Index 2045 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$8(a)	0.07%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 19.10%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2045 Fund Custom Benchmark returned 19.15%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	19.10%	9.61%	10.75%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Index 2045 Fund Custom Benchmark	19.15	9.58	10.74
Key Fund statistics
Net Assets	$10,670,393,292
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$1,118,928
Portfolio Turnover Rate	16%
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2045 Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index® (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2045 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	85.1%
Fixed-Income Funds	14.9%
Money Market Funds	—	%(a)
Liabilities in Excess of Other Assets	(—	)(b)
Ten largest holdings
Security(c)	Percent of Net Assets
Large Cap Index Master Portfolio	46.2%
iShares Core MSCI Total International Stock ETF	31.7%
iShares FTSE NAREIT All Equity REITs Index Fund	4.1%
iShares U.S. Securitized Bond Index Fund	3.9%
iShares U.S. Intermediate Government Bond Index Fund	3.6%
iShares U.S. Long Credit Bond Index Fund	3.3%
Master Small Cap Index Series	2.5%
iShares U.S. Intermediate Credit Bond Index Fund	2.2%
iShares U.S. Long Government Bond Index Fund	1.8%
iShares Global Infrastructure ETF	0.7%
(a)	Rounds to less than 0.1%.
(b)	Rounds to greater than (0.1)%.
(c)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2045 Fund
Class K Shares | LIHKX
Annual Shareholder Report — December 31, 2025
LIHKX-12/25-AR

BlackRock LifePath® Index 2050 Fund
Institutional Shares | LIPIX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Index 2050 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$13(a)	0.12%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 20.71%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2050 Fund Custom Benchmark returned 20.74%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	20.71%	10.40%	11.21%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Index 2050 Fund Custom Benchmark	20.74	10.41	11.25
Key Fund statistics
Net Assets	$11,328,527,605
Number of Portfolio Holdings	9
Net Investment Advisory Fees	$884,465
Portfolio Turnover Rate	13%
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2050 Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index® (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2050 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	93.8%
Fixed-Income Funds	6.3%
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	51.9%
iShares Core MSCI Total International Stock ETF	36.0%
iShares U.S. Long Credit Bond Index Fund	3.8%
Master Small Cap Index Series	3.2%
iShares FTSE NAREIT All Equity REITs Index Fund	2.7%
iShares U.S. Securitized Bond Index Fund	1.7%
iShares U.S. Long Government Bond Index Fund	0.3%
iShares U.S. Intermediate Government Bond Index Fund	0.3%
iShares U.S. Intermediate Credit Bond Index Fund	0.2%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2050 Fund
Institutional Shares | LIPIX
Annual Shareholder Report — December 31, 2025
LIPIX-12/25-AR

BlackRock LifePath® Index 2050 Fund
Investor A Shares | LIPAX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Index 2050 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$41(a)	0.37%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 20.38%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2050 Fund Custom Benchmark returned 20.74%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	20.38%	10.12%	10.94%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Index 2050 Fund Custom Benchmark	20.74	10.41	11.25
Key Fund statistics
Net Assets	$11,328,527,605
Number of Portfolio Holdings	9
Net Investment Advisory Fees	$884,465
Portfolio Turnover Rate	13%
Average annual total returns reflect reductions for service fees.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2050 Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index® (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2050 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	93.8%
Fixed-Income Funds	6.3%
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	51.9%
iShares Core MSCI Total International Stock ETF	36.0%
iShares U.S. Long Credit Bond Index Fund	3.8%
Master Small Cap Index Series	3.2%
iShares FTSE NAREIT All Equity REITs Index Fund	2.7%
iShares U.S. Securitized Bond Index Fund	1.7%
iShares U.S. Long Government Bond Index Fund	0.3%
iShares U.S. Intermediate Government Bond Index Fund	0.3%
iShares U.S. Intermediate Credit Bond Index Fund	0.2%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2050 Fund
Investor A Shares | LIPAX
Annual Shareholder Report — December 31, 2025
LIPAX-12/25-AR

BlackRock LifePath® Index 2050 Fund
Investor P Shares | LIPPX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Index 2050 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$41(a)	0.37%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor P Shares returned 20.43%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2050 Fund Custom Benchmark returned 20.74%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor P Shares	20.43%	10.12%	10.94%
Investor P Shares (with sales charge)	14.11	8.94	10.34
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Index 2050 Fund Custom Benchmark	20.74	10.41	11.25
Key Fund statistics
Net Assets	$11,328,527,605
Number of Portfolio Holdings	9
Net Investment Advisory Fees	$884,465
Portfolio Turnover Rate	13%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2050 Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index® (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2050 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Performance shown prior to the Investor P Shares inception date of August 6, 2018 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Investor P Shares fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	93.8%
Fixed-Income Funds	6.3%
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	51.9%
iShares Core MSCI Total International Stock ETF	36.0%
iShares U.S. Long Credit Bond Index Fund	3.8%
Master Small Cap Index Series	3.2%
iShares FTSE NAREIT All Equity REITs Index Fund	2.7%
iShares U.S. Securitized Bond Index Fund	1.7%
iShares U.S. Long Government Bond Index Fund	0.3%
iShares U.S. Intermediate Government Bond Index Fund	0.3%
iShares U.S. Intermediate Credit Bond Index Fund	0.2%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2050 Fund
Investor P Shares | LIPPX
Annual Shareholder Report — December 31, 2025
LIPPX-12/25-AR

BlackRock LifePath® Index 2050 Fund
Class K Shares | LIPKX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Index 2050 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$8(a)	0.07%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 20.72%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2050 Fund Custom Benchmark returned 20.74%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	20.72%	10.44%	11.27%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Index 2050 Fund Custom Benchmark	20.74	10.41	11.25
Key Fund statistics
Net Assets	$11,328,527,605
Number of Portfolio Holdings	9
Net Investment Advisory Fees	$884,465
Portfolio Turnover Rate	13%
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2050 Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index® (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2050 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	93.8%
Fixed-Income Funds	6.3%
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	51.9%
iShares Core MSCI Total International Stock ETF	36.0%
iShares U.S. Long Credit Bond Index Fund	3.8%
Master Small Cap Index Series	3.2%
iShares FTSE NAREIT All Equity REITs Index Fund	2.7%
iShares U.S. Securitized Bond Index Fund	1.7%
iShares U.S. Long Government Bond Index Fund	0.3%
iShares U.S. Intermediate Government Bond Index Fund	0.3%
iShares U.S. Intermediate Credit Bond Index Fund	0.2%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2050 Fund
Class K Shares | LIPKX
Annual Shareholder Report — December 31, 2025
LIPKX-12/25-AR

BlackRock LifePath® Index 2055 Fund
Institutional Shares | LIVIX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Index 2055 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$13(a)	0.12%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 21.58%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2055 Fund Custom Benchmark returned 21.59%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	21.58%	10.74%	11.40%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Index 2055 Fund Custom Benchmark	21.59	10.76	11.44
Key Fund statistics
Net Assets	$7,814,406,475
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$445,938
Portfolio Turnover Rate	12%
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2055 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, Bloomberg Enhanced Roll Yield Total Return Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2055 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.5%
Fixed-Income Funds	1.9%
Money Market Funds	0.1%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.1%
iShares Core MSCI Total International Stock ETF	38.5%
Master Small Cap Index Series	3.6%
iShares U.S. Long Credit Bond Index Fund	1.8%
iShares FTSE NAREIT All Equity REITs Index Fund	1.3%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2055 Fund
Institutional Shares | LIVIX
Annual Shareholder Report — December 31, 2025
LIVIX-12/25-AR

BlackRock LifePath® Index 2055 Fund
Investor A Shares | LIVAX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Index 2055 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$41(a)	0.37%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 21.25%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2055 Fund Custom Benchmark returned 21.59%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	21.25%	10.46%	11.12%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Index 2055 Fund Custom Benchmark	21.59	10.76	11.44
Key Fund statistics
Net Assets	$7,814,406,475
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$445,938
Portfolio Turnover Rate	12%
Average annual total returns reflect reductions for service fees.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2055 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, Bloomberg Enhanced Roll Yield Total Return Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2055 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.5%
Fixed-Income Funds	1.9%
Money Market Funds	0.1%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.1%
iShares Core MSCI Total International Stock ETF	38.5%
Master Small Cap Index Series	3.6%
iShares U.S. Long Credit Bond Index Fund	1.8%
iShares FTSE NAREIT All Equity REITs Index Fund	1.3%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2055 Fund
Investor A Shares | LIVAX
Annual Shareholder Report — December 31, 2025
LIVAX-12/25-AR

BlackRock LifePath® Index 2055 Fund
Investor P Shares | LIVPX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Index 2055 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$41(a)	0.37%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor P Shares returned 21.27%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2055 Fund Custom Benchmark returned 21.59%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor P Shares	21.27%	10.47%	11.12%
Investor P Shares (with sales charge)	14.91	9.28	10.52
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Index 2055 Fund Custom Benchmark	21.59	10.76	11.44
Key Fund statistics
Net Assets	$7,814,406,475
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$445,938
Portfolio Turnover Rate	12%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2055 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, Bloomberg Enhanced Roll Yield Total Return Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2055 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Performance shown prior to the Investor P Shares inception date of August 6, 2018 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Investor P Shares fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.5%
Fixed-Income Funds	1.9%
Money Market Funds	0.1%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.1%
iShares Core MSCI Total International Stock ETF	38.5%
Master Small Cap Index Series	3.6%
iShares U.S. Long Credit Bond Index Fund	1.8%
iShares FTSE NAREIT All Equity REITs Index Fund	1.3%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2055 Fund
Investor P Shares | LIVPX
Annual Shareholder Report — December 31, 2025
LIVPX-12/25-AR

BlackRock LifePath® Index 2055 Fund
Class K Shares | LIVKX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Index 2055 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$8(a)	0.07%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 21.59%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2055 Fund Custom Benchmark returned 21.59%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	21.59%	10.79%	11.45%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Index 2055 Fund Custom Benchmark	21.59	10.76	11.44
Key Fund statistics
Net Assets	$7,814,406,475
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$445,938
Portfolio Turnover Rate	12%
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2055 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, Bloomberg Enhanced Roll Yield Total Return Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2055 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.5%
Fixed-Income Funds	1.9%
Money Market Funds	0.1%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.1%
iShares Core MSCI Total International Stock ETF	38.5%
Master Small Cap Index Series	3.6%
iShares U.S. Long Credit Bond Index Fund	1.8%
iShares FTSE NAREIT All Equity REITs Index Fund	1.3%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2055 Fund
Class K Shares | LIVKX
Annual Shareholder Report — December 31, 2025
LIVKX-12/25-AR

BlackRock LifePath® Index 2060 Fund
Institutional Shares | LIZIX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Index 2060 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$13(a)	0.12%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 21.66%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2060 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: February 29, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	21.66%	10.76%	12.34%
Russell 1000® Index	17.37	13.59	15.50
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	1.83
LifePath Index 2060 Fund Custom Benchmark	21.74	10.80	12.36
Key Fund statistics
Net Assets	$4,914,728,563
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$255,700
Portfolio Turnover Rate	10%
The Fund commenced operations on February 29, 2016.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2060 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, Bloomberg Enhanced Roll Yield Total Return Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2060 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.2%
Fixed-Income Funds	1.0%
Money Market Funds	0.2%
Liabilities in Excess of Other Assets	(0.4)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.8%
iShares Core MSCI Total International Stock ETF	38.8%
Master Small Cap Index Series	3.6%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2060 Fund
Institutional Shares | LIZIX
Annual Shareholder Report — December 31, 2025
LIZIX-12/25-AR

BlackRock LifePath® Index 2060 Fund
Investor A Shares | LIZAX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Index 2060 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$41(a)	0.37%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 21.37%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2060 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: February 29, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	21.37%	10.49%	12.05%
Russell 1000® Index	17.37	13.59	15.50
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	1.83
LifePath Index 2060 Fund Custom Benchmark	21.74	10.80	12.36
Key Fund statistics
Net Assets	$4,914,728,563
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$255,700
Portfolio Turnover Rate	10%
Average annual total returns reflect reductions for service fees.
The Fund commenced operations on February 29, 2016.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2060 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, Bloomberg Enhanced Roll Yield Total Return Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2060 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.2%
Fixed-Income Funds	1.0%
Money Market Funds	0.2%
Liabilities in Excess of Other Assets	(0.4)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.8%
iShares Core MSCI Total International Stock ETF	38.8%
Master Small Cap Index Series	3.6%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2060 Fund
Investor A Shares | LIZAX
Annual Shareholder Report — December 31, 2025
LIZAX-12/25-AR

BlackRock LifePath® Index 2060 Fund
Investor P Shares | LIZPX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Index 2060 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$41(a)	0.37%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor P Shares returned 21.35%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2060 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: February 29, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor P Shares	21.35%	10.49%	12.06%
Investor P Shares (with sales charge)	14.98	9.31	11.46
Russell 1000® Index	17.37	13.59	15.50
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	1.83
LifePath Index 2060 Fund Custom Benchmark	21.74	10.80	12.36
Key Fund statistics
Net Assets	$4,914,728,563
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$255,700
Portfolio Turnover Rate	10%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund commenced operations on February 29, 2016.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2060 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, Bloomberg Enhanced Roll Yield Total Return Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2060 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Performance shown prior to the Investor P Shares inception date of August 6, 2018 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Investor P Shares fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.2%
Fixed-Income Funds	1.0%
Money Market Funds	0.2%
Liabilities in Excess of Other Assets	(0.4)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.8%
iShares Core MSCI Total International Stock ETF	38.8%
Master Small Cap Index Series	3.6%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2060 Fund
Investor P Shares | LIZPX
Annual Shareholder Report — December 31, 2025
LIZPX-12/25-AR

BlackRock LifePath® Index 2060 Fund
Class K Shares | LIZKX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Index 2060 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$8(a)	0.07%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 21.71%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2060 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: February 29, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	21.71%	10.81%	12.39%
Russell 1000® Index	17.37	13.59	15.50
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	1.83
LifePath Index 2060 Fund Custom Benchmark	21.74	10.80	12.36
Key Fund statistics
Net Assets	$4,914,728,563
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$255,700
Portfolio Turnover Rate	10%
The Fund commenced operations on February 29, 2016.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2060 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, Bloomberg Enhanced Roll Yield Total Return Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2060 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.2%
Fixed-Income Funds	1.0%
Money Market Funds	0.2%
Liabilities in Excess of Other Assets	(0.4)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.8%
iShares Core MSCI Total International Stock ETF	38.8%
Master Small Cap Index Series	3.6%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2060 Fund
Class K Shares | LIZKX
Annual Shareholder Report — December 31, 2025
LIZKX-12/25-AR

BlackRock LifePath® Index 2065 Fund
Institutional Shares | LIWIX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Index 2065 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$13(a)	0.12%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 21.68%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2065 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 30, 2019 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	21.68%	10.77%	12.20%
Russell 1000® Index	17.37	13.59	15.52
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	0.95
LifePath Index 2065 Fund Custom Benchmark	21.74	10.79	12.19
Key Fund statistics
Net Assets	$1,539,162,472
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$73,414
Portfolio Turnover Rate	9%
The Fund commenced operations on October 30, 2019.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2065 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, Bloomberg Enhanced Roll Yield Total Return Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2065 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.0%
Fixed-Income Funds	1.0%
Money Market Funds	0.3%
Liabilities in Excess of Other Assets	(0.3)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.8%
iShares Core MSCI Total International Stock ETF	38.6%
Master Small Cap Index Series	3.6%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2065 Fund
Institutional Shares | LIWIX
Annual Shareholder Report — December 31, 2025
LIWIX-12/25-AR

BlackRock LifePath® Index 2065 Fund
Investor A Shares | LIWAX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Index 2065 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$41(a)	0.37%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 21.36%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2065 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 30, 2019 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	21.36%	10.50%	11.93%
Russell 1000® Index	17.37	13.59	15.52
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	0.95
LifePath Index 2065 Fund Custom Benchmark	21.74	10.79	12.19
Key Fund statistics
Net Assets	$1,539,162,472
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$73,414
Portfolio Turnover Rate	9%
Average annual total returns reflect reductions for service fees.
The Fund commenced operations on October 30, 2019.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2065 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, Bloomberg Enhanced Roll Yield Total Return Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2065 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.0%
Fixed-Income Funds	1.0%
Money Market Funds	0.3%
Liabilities in Excess of Other Assets	(0.3)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.8%
iShares Core MSCI Total International Stock ETF	38.6%
Master Small Cap Index Series	3.6%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2065 Fund
Investor A Shares | LIWAX
Annual Shareholder Report — December 31, 2025
LIWAX-12/25-AR

BlackRock LifePath® Index 2065 Fund
Investor P Shares | LIWPX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Index 2065 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$41(a)	0.37%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor P Shares returned 21.33%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2065 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 30, 2019 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor P Shares	21.33%	10.50%	11.92%
Investor P Shares (with sales charge)	14.96	9.32	10.96
Russell 1000® Index	17.37	13.59	15.52
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	0.95
LifePath Index 2065 Fund Custom Benchmark	21.74	10.79	12.19
Key Fund statistics
Net Assets	$1,539,162,472
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$73,414
Portfolio Turnover Rate	9%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund commenced operations on October 30, 2019.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2065 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, Bloomberg Enhanced Roll Yield Total Return Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2065 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.0%
Fixed-Income Funds	1.0%
Money Market Funds	0.3%
Liabilities in Excess of Other Assets	(0.3)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.8%
iShares Core MSCI Total International Stock ETF	38.6%
Master Small Cap Index Series	3.6%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2065 Fund
Investor P Shares | LIWPX
Annual Shareholder Report — December 31, 2025
LIWPX-12/25-AR

BlackRock LifePath® Index 2065 Fund
Class K Shares | LIWKX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Index 2065 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$8(a)	0.07%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 21.72%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2065 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 30, 2019 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	21.72%	10.83%	12.26%
Russell 1000® Index	17.37	13.59	15.52
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	0.95
LifePath Index 2065 Fund Custom Benchmark	21.74	10.79	12.19
Key Fund statistics
Net Assets	$1,539,162,472
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$73,414
Portfolio Turnover Rate	9%
The Fund commenced operations on October 30, 2019.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2065 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, Bloomberg Enhanced Roll Yield Total Return Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2065 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.0%
Fixed-Income Funds	1.0%
Money Market Funds	0.3%
Liabilities in Excess of Other Assets	(0.3)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.8%
iShares Core MSCI Total International Stock ETF	38.6%
Master Small Cap Index Series	3.6%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2065 Fund
Class K Shares | LIWKX
Annual Shareholder Report — December 31, 2025
LIWKX-12/25-AR

BlackRock LifePath® Index 2070 Fund
Institutional Shares | LIYIX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Index 2070 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$18(a)	0.16%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 22.43%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2070 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 24, 2024 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Institutional Shares	22.43%	21.48%
Russell 1000® Index	17.37	16.36
Bloomberg U.S. Aggregate Bond Index	7.30	2.89
LifePath Index 2070 Fund Custom Benchmark	21.74	16.39
Key Fund statistics
Net Assets	$55,487,782
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$1,089
Portfolio Turnover Rate	11%
The Fund commenced operations on September 24, 2024.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2070 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, Bloomberg Enhanced Roll Yield Total Return Index, MSCI ACWI ex USA IMI Index (Net),, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2070 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	97.8%
Fixed-Income Funds	1.0%
Money Market Funds	0.4%
Other Assets Less Liabilities	0.8
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	56.0%
iShares Core MSCI Total International Stock ETF	37.1%
Master Small Cap Index Series	3.7%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2070 Fund
Institutional Shares | LIYIX
Annual Shareholder Report — December 31, 2025
LIYIX-12/25-AR

BlackRock LifePath® Index 2070 Fund
Investor A Shares | LIYAX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Index 2070 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$44(a)	0.40%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 22.04%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2070 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 24, 2024 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Investor A Shares	22.04%	21.02%
Russell 1000® Index	17.37	16.36
Bloomberg U.S. Aggregate Bond Index	7.30	2.89
LifePath Index 2070 Fund Custom Benchmark	21.74	16.39
Key Fund statistics
Net Assets	$55,487,782
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$1,089
Portfolio Turnover Rate	11%
Average annual total returns reflect reductions for service fees.
The Fund commenced operations on September 24, 2024.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2070 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, Bloomberg Enhanced Roll Yield Total Return Index, MSCI ACWI ex USA IMI Index (Net),, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2070 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	97.8%
Fixed-Income Funds	1.0%
Money Market Funds	0.4%
Other Assets Less Liabilities	0.8
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	56.0%
iShares Core MSCI Total International Stock ETF	37.1%
Master Small Cap Index Series	3.7%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2070 Fund
Investor A Shares | LIYAX
Annual Shareholder Report — December 31, 2025
LIYAX-12/25-AR

BlackRock LifePath® Index 2070 Fund
Investor P Shares | LIYPX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Index 2070 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$43(a)	0.39%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor P Shares returned 22.07%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2070 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 24, 2024 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Investor P Shares	22.07%	21.05%
Investor P Shares (with sales charge)	15.71	14.74
Russell 1000® Index	17.37	16.36
Bloomberg U.S. Aggregate Bond Index	7.30	2.89
LifePath Index 2070 Fund Custom Benchmark	21.74	16.39
Key Fund statistics
Net Assets	$55,487,782
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$1,089
Portfolio Turnover Rate	11%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund commenced operations on September 24, 2024.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2070 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, Bloomberg Enhanced Roll Yield Total Return Index, MSCI ACWI ex USA IMI Index (Net),, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2070 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	97.8%
Fixed-Income Funds	1.0%
Money Market Funds	0.4%
Other Assets Less Liabilities	0.8
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	56.0%
iShares Core MSCI Total International Stock ETF	37.1%
Master Small Cap Index Series	3.7%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2070 Fund
Investor P Shares | LIYPX
Annual Shareholder Report — December 31, 2025
LIYPX-12/25-AR

BlackRock LifePath® Index 2070 Fund
Class K Shares | LIYKX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Index 2070 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$7(a)	0.06%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 22.48%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Index 2070 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 24, 2024 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Class K Shares	22.48%	21.55%
Russell 1000® Index	17.37	16.36
Bloomberg U.S. Aggregate Bond Index	7.30	2.89
LifePath Index 2070 Fund Custom Benchmark	21.74	16.39
Key Fund statistics
Net Assets	$55,487,782
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$1,089
Portfolio Turnover Rate	11%
The Fund commenced operations on September 24, 2024.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2070 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, Bloomberg Enhanced Roll Yield Total Return Index, MSCI ACWI ex USA IMI Index (Net),, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2070 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	97.8%
Fixed-Income Funds	1.0%
Money Market Funds	0.4%
Other Assets Less Liabilities	0.8
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	56.0%
iShares Core MSCI Total International Stock ETF	37.1%
Master Small Cap Index Series	3.7%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2070 Fund
Class K Shares | LIYKX
Annual Shareholder Report — December 31, 2025
LIYKX-12/25-AR

BlackRock LifePath® Index Retirement Fund
Institutional Shares | LIRIX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Index Retirement Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$13(a)	0.12%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 12.41%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 7.30% and the Russell 1000® Index returned 17.37%. The LifePath Index Retirement Fund Custom Benchmark returned 12.55%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	12.41%	3.97%	5.96%
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Russell 1000® Index	17.37	13.59	14.59
LifePath Index Retirement Fund Custom Benchmark	12.55	4.11	6.08
Key Fund statistics
Net Assets	$13,180,541,904
Number of Portfolio Holdings	13
Net Investment Advisory Fees	$3,435,086
Portfolio Turnover Rate	17%
The Fund compares its performance to that of a customized weighted index (the “LifePath Index Retirement Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index Retirement Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Fixed-Income Funds	59.9%
Equity Funds	40.1%
Money Market Funds	—	%(a)
Other Assets Less Liabilities	—	(a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	22.6%
iShares U.S. Intermediate Government Bond Index Fund	21.2%
iShares U.S. Securitized Bond Index Fund	13.1%
iShares Core MSCI Total International Stock ETF	12.7%
iShares 0-5 Year TIPS Bond ETF	9.7%
iShares U.S. Long Government Bond Index Fund	7.1%
iShares U.S. Intermediate Credit Bond Index Fund	6.5%
iShares U.S. Long Credit Bond Index Fund	2.3%
iShares Enhanced Roll Yield Index Fund	2.2%
iShares Global Infrastructure ETF	1.5%
(a)	Rounds to less than 0.1%.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index Retirement Fund
Institutional Shares | LIRIX
Annual Shareholder Report — December 31, 2025
LIRIX-12/25-AR

BlackRock LifePath® Index Retirement Fund
Investor A Shares | LIRAX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Index Retirement Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$39(a)	0.37%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 12.10%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 7.30% and the Russell 1000® Index returned 17.37%. The LifePath Index Retirement Fund Custom Benchmark returned 12.55%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	12.10%	3.71%	5.69%
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Russell 1000® Index	17.37	13.59	14.59
LifePath Index Retirement Fund Custom Benchmark	12.55	4.11	6.08
Key Fund statistics
Net Assets	$13,180,541,904
Number of Portfolio Holdings	13
Net Investment Advisory Fees	$3,435,086
Portfolio Turnover Rate	17%
Average annual total returns reflect reductions for service fees.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index Retirement Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index Retirement Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Fixed-Income Funds	59.9%
Equity Funds	40.1%
Money Market Funds	—	%(a)
Other Assets Less Liabilities	—	(a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	22.6%
iShares U.S. Intermediate Government Bond Index Fund	21.2%
iShares U.S. Securitized Bond Index Fund	13.1%
iShares Core MSCI Total International Stock ETF	12.7%
iShares 0-5 Year TIPS Bond ETF	9.7%
iShares U.S. Long Government Bond Index Fund	7.1%
iShares U.S. Intermediate Credit Bond Index Fund	6.5%
iShares U.S. Long Credit Bond Index Fund	2.3%
iShares Enhanced Roll Yield Index Fund	2.2%
iShares Global Infrastructure ETF	1.5%
(a)	Rounds to less than 0.1%.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index Retirement Fund
Investor A Shares | LIRAX
Annual Shareholder Report — December 31, 2025
LIRAX-12/25-AR

BlackRock LifePath® Index Retirement Fund
Investor P Shares | LIRPX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Index Retirement Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$39(a)	0.37%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor P Shares returned 12.17%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 7.30% and the Russell 1000® Index returned 17.37%. The LifePath Index Retirement Fund Custom Benchmark returned 12.55%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor P Shares	12.17%	3.72%	5.70%
Investor P Shares (with sales charge)	6.28	2.60	5.13
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Russell 1000® Index	17.37	13.59	14.59
LifePath Index Retirement Fund Custom Benchmark	12.55	4.11	6.08
Key Fund statistics
Net Assets	$13,180,541,904
Number of Portfolio Holdings	13
Net Investment Advisory Fees	$3,435,086
Portfolio Turnover Rate	17%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index Retirement Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index Retirement Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Performance shown prior to the Investor P Shares inception date of August 6, 2018 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Investor P Shares fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Fixed-Income Funds	59.9%
Equity Funds	40.1%
Money Market Funds	—	%(a)
Other Assets Less Liabilities	—	(a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	22.6%
iShares U.S. Intermediate Government Bond Index Fund	21.2%
iShares U.S. Securitized Bond Index Fund	13.1%
iShares Core MSCI Total International Stock ETF	12.7%
iShares 0-5 Year TIPS Bond ETF	9.7%
iShares U.S. Long Government Bond Index Fund	7.1%
iShares U.S. Intermediate Credit Bond Index Fund	6.5%
iShares U.S. Long Credit Bond Index Fund	2.3%
iShares Enhanced Roll Yield Index Fund	2.2%
iShares Global Infrastructure ETF	1.5%
(a)	Rounds to less than 0.1%.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index Retirement Fund
Investor P Shares | LIRPX
Annual Shareholder Report — December 31, 2025
LIRPX-12/25-AR

BlackRock LifePath® Index Retirement Fund
Class K Shares | LIRKX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock LifePath® Index Retirement Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$7(a)	0.07%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 12.48%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 7.30% and the Russell 1000® Index returned 17.37%. The LifePath Index Retirement Fund Custom Benchmark returned 12.55%.
What contributed to performance?
International equities were the top contributor to absolute performance in the funds furthest from retirement, followed by U.S. large-cap equities, U.S. small cap equities, U.S. long-term corporate bonds, and U.S. real estate investment trusts ("REITs").
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. securitized bonds, U.S. 0- to 5-year Treasury Inflation Protected Securities, U.S. intermediate-term corporate bonds, U.S. long government bonds, commodities, global infrastructure stocks, U.S. long-term corporate bonds, U.S. small-cap stocks, and U.S. REITs.
What detracted from performance?
At a time of positive returns across the broader global financial markets, none of the funds’ holdings detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	12.48%	4.02%	6.00%
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Russell 1000® Index	17.37	13.59	14.59
LifePath Index Retirement Fund Custom Benchmark	12.55	4.11	6.08
Key Fund statistics
Net Assets	$13,180,541,904
Number of Portfolio Holdings	13
Net Investment Advisory Fees	$3,435,086
Portfolio Turnover Rate	17%
The Fund compares its performance to that of a customized weighted index (the “LifePath Index Retirement Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index Retirement Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Fixed-Income Funds	59.9%
Equity Funds	40.1%
Money Market Funds	—	%(a)
Other Assets Less Liabilities	—	(a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	22.6%
iShares U.S. Intermediate Government Bond Index Fund	21.2%
iShares U.S. Securitized Bond Index Fund	13.1%
iShares Core MSCI Total International Stock ETF	12.7%
iShares 0-5 Year TIPS Bond ETF	9.7%
iShares U.S. Long Government Bond Index Fund	7.1%
iShares U.S. Intermediate Credit Bond Index Fund	6.5%
iShares U.S. Long Credit Bond Index Fund	2.3%
iShares Enhanced Roll Yield Index Fund	2.2%
iShares Global Infrastructure ETF	1.5%
(a)	Rounds to less than 0.1%.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index Retirement Fund
Class K Shares | LIRKX
Annual Shareholder Report — December 31, 2025
LIRKX-12/25-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Claire A. Walton

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock LifePath Index 2030 Fund	$23,129	$23,129	$0	$0	$11,288	$10,750	$0	$0
BlackRock LifePath Index 2035 Fund	$23,129	$23,129	$0	$0	$11,288	$10,750	$0	$0
BlackRock LifePath Index 2040 Fund	$23,129	$23,129	$0	$0	$11,288	$10,750	$0	$0
BlackRock LifePath Index 2045 Fund	$23,129	$23,129	$0	$0	$11,288	$10,750	$0	$0
BlackRock LifePath Index 2050 Fund	$23,129	$23,129	$0	$0	$11,288	$10,750	$0	$0

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock LifePath Index 2055 Fund	$23,129	$23,129	$0	$0	$11,288	$10,750	$0	$0
BlackRock LifePath Index 2060 Fund	$23,129	$23,129	$0	$0	$11,288	$10,750	$0	$0
BlackRock LifePath Index 2065 Fund	$23,129	$23,129	$0	$0	$11,288	$10,750	$0	$0
BlackRock LifePath Index 2070 Fund	$23,129	$20,610	$0	$0	$11,288	$10,750	$0	$0
BlackRock LifePath Index Retirement Fund	$23,129	$23,129	$0	$5,500	$11,288	$10,750	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC ( the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the Securities and Exchange Commission’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial

2

reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock LifePath® Index 2030 Fund	$11,288	$10,750
BlackRock LifePath® Index 2035 Fund	$11,288	$10,750
BlackRock LifePath® Index 2040 Fund	$11,288	$10,750
BlackRock LifePath® Index 2045 Fund	$11,288	$10,750
BlackRock LifePath® Index 2050 Fund	$11,288	$10,750
BlackRock LifePath® Index 2055 Fund	$11,288	$10,750
BlackRock LifePath® Index 2060 Fund	$11,288	$10,750
BlackRock LifePath® Index 2065 Fund	$11,288	$10,750
BlackRock LifePath® Index 2070 Fund	$11,288	$10,750
BlackRock LifePath® Index Retirement Fund	$11,288	$16,250

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

3

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

4

December 31, 2025
2025 Annual Financial Statements and Additional Information

BlackRock Funds III
• BlackRock LifePath® Index Retirement Fund
• BlackRock LifePath® Index 2030 Fund
• BlackRock LifePath® Index 2035 Fund
• BlackRock LifePath® Index 2040 Fund
• BlackRock LifePath® Index 2045 Fund
• BlackRock LifePath® Index 2050 Fund
• BlackRock LifePath® Index 2055 Fund
• BlackRock LifePath® Index 2060 Fund
• BlackRock LifePath® Index 2065 Fund
• BlackRock LifePath® Index 2070 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Derivative Financial Instruments

Schedule of Investments
December 31, 2025
BlackRock LifePath® Index Retirement Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 40.1%
iShares Core MSCI Total International Stock ETF	19,771,542	$ 1,673,463,315
iShares Enhanced Roll Yield Index Fund	28,838,741	296,173,871
iShares FTSE NAREIT All Equity REITs Index Fund	7,971,879	73,979,037
iShares Global Infrastructure ETF	3,229,958	198,190,223
Large Cap Index Master Portfolio	$2,975,960,013	2,975,960,013
Master Small Cap Index Series	$66,089,657	66,089,657
		5,283,856,116
Fixed-Income Funds — 59.9%
iShares 0-5 Year TIPS Bond ETF	12,420,509	1,271,735,917
iShares U.S. Intermediate Credit Bond Index Fund	83,470,428	854,737,183
iShares U.S. Intermediate Government Bond Index Fund	278,496,011	2,793,314,986
iShares U.S. Long Credit Bond Index Fund	33,326,508	303,604,487
iShares U.S. Long Government Bond Index Fund	120,951,815	937,376,565
iShares U.S. Securitized Bond Index Fund	178,883,625	1,731,593,494
		7,892,362,632

Security	Shares	Value
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.72%(b)	3,675,633	$ 3,675,633
Total Investments — 100.0% (Cost: $9,667,612,056)		13,179,894,381
Other Assets Less Liabilities — 0.0%		647,523
Net Assets — 100.0%		$ 13,180,541,904

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares/ Investment Value Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 205,121,994	$ —	$ (205,152,189)(b)	$ 26,426	$ 3,769	$ —	—	$ 98,077 (c)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	—	3,675,633 (b)	—	—	—	3,675,633	3,675,633	563,502	—
iShares 0-5 Year TIPS Bond ETF	1,209,400,323	267,701,644	(230,831,741)	2,923,691	22,542,000	1,271,735,917	12,420,509	53,993,872	—
iShares Core MSCI Total International Stock ETF	1,534,541,191	241,382,466	(505,781,797)	74,889,494	328,431,961	1,673,463,315	19,771,542	56,890,720	—
iShares Enhanced Roll Yield Index Fund	277,676,133	46,107,464	(38,638,040)	1,990,222	9,038,092	296,173,871	28,838,741	32,708,897	—
iShares FTSE NAREIT All Equity REITs Index Fund	109,134,156	4,407,387	(39,127,374)	(2,654,365)	2,219,233	73,979,037	7,971,879	2,766,713	210,432
iShares Global Infrastructure ETF	169,412,454	24,291,260	(25,213,639)	479,490	29,220,658	198,190,223	3,229,958	6,369,668	—
iShares TIPS Bond ETF(a)	179,756,456	—	(180,011,596)	1,843,938	(1,588,798)	—	—	—	—
iShares U.S. Intermediate Credit Bond Index Fund	1,113,743,389	101,364,775	(391,587,221)	2,256,390	28,959,850	854,737,183	83,470,428	43,856,760	—
iShares U.S. Intermediate Government Bond Index Fund	2,219,788,941	880,292,249	(372,185,899)	(2,367,060)	67,786,755	2,793,314,986	278,496,011	87,453,292	—
iShares U.S. Long Credit Bond Index Fund	410,844,243	32,678,418	(144,946,276)	(17,348,457)	22,376,559	303,604,487	33,326,508	18,632,394	—
iShares U.S. Long Government Bond Index Fund	1,165,004,819	143,887,503	(385,903,383)	(97,925,145)	112,312,771	937,376,565	120,951,815	43,918,484	—

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
BlackRock LifePath® Index Retirement Fund

Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares/ Investment Value Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
iShares U.S. Securitized Bond Index Fund	$ 1,821,616,164	$ 152,361,982	$ (315,259,354)	$ (16,941,698)	$ 89,816,400	$ 1,731,593,494	178,883,625	$ 69,745,069	$ 3,643,962
Large Cap Index Master Portfolio	3,170,719,532	—	(641,428,131)(b)(d)	99,804,641	346,863,971	2,975,960,013	$2,975,960,013	38,540,386	—
Master Small Cap Index Series	71,318,515	—	(12,667,358)(b)(d)	16,923,719	(9,485,219)	66,089,657	$66,089,657	815,338	—
				$ 63,901,286	$ 1,048,498,002	$ 13,179,894,381		$ 456,353,172	$ 3,854,394

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 2,241,806,446	$ —	$ —	$ 2,241,806,446
Fixed-Income Funds	7,892,362,632	—	—	7,892,362,632
Money Market Funds	3,675,633	—	—	3,675,633
	$10,137,844,711	$—	$—	10,137,844,711
Investments Valued at NAV(a)				3,042,049,670
				$ 13,179,894,381

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.
Schedule of Investments

Schedule of Investments
December 31, 2025
BlackRock LifePath® Index 2030 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 51.0%
iShares Core MSCI Total International Stock ETF	27,754,850	$ 2,349,170,504
iShares Enhanced Roll Yield Index Fund	14,396,310	147,850,105
iShares FTSE NAREIT All Equity REITs Index Fund	26,814,593	248,839,421
iShares Global Infrastructure ETF(b)	3,439,992	211,077,909
Large Cap Index Master Portfolio	$3,878,224,059	3,878,224,059
Master Small Cap Index Series	$63,002,450	63,002,450
		6,898,164,448
Fixed-Income Funds — 49.0%
iShares 0-5 Year TIPS Bond ETF	10,421,787	1,067,086,771
iShares U.S. Intermediate Credit Bond Index Fund	101,049,128	1,034,743,066
iShares U.S. Intermediate Government Bond Index Fund	192,626,306	1,932,041,845
iShares U.S. Long Credit Bond Index Fund	37,723,529	343,661,348
iShares U.S. Long Government Bond Index Fund	104,193,872	807,502,504
iShares U.S. Securitized Bond Index Fund	149,846,241	1,450,511,612
		6,635,547,146

Security	Shares	Value
Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.89%(c)(d)	8,374,812	$ 8,379,000
Total Investments — 100.1% (Cost: $9,578,713,962)		13,542,090,594
Liabilities in Excess of Other Assets — (0.1)%		(8,873,960)
Net Assets — 100.0%		$ 13,533,216,634

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares/ Investment Value Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 187,682,552	$ —	$ (179,310,864)(a)	$ 7,382	$ (70)	$ 8,379,000	8,374,812	$ 50,590 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	18,349,533	—	(18,349,533)(a)	—	—	—	—	656,693	—
iShares 0-5 Year TIPS Bond ETF	872,572,610	255,542,661	(79,029,159)	356,616	17,644,043	1,067,086,771	10,421,787	42,732,656	—
iShares Core MSCI Total International Stock ETF	2,094,842,034	326,382,802	(631,783,266)	68,773,921	490,955,013	2,349,170,504	27,754,850	80,488,942	—
iShares Enhanced Roll Yield Index Fund	85,029,147	69,305,286	(8,669,573)	110,038	2,075,207	147,850,105	14,396,310	15,441,169	—
iShares FTSE NAREIT All Equity REITs Index Fund	263,876,740	13,340,308	(25,687,845)	(1,915,480)	(774,302)	248,839,421	26,814,593	8,248,321	686,963
iShares Global Infrastructure ETF	174,530,053	18,227,121	(12,080,808)	69,370	30,332,173	211,077,909	3,439,992	6,613,223	—
iShares TIPS Bond ETF(c)	145,667,382	—	(145,874,137)	1,528,187	(1,321,432)	—	—	—	—
iShares U.S. Intermediate Credit Bond Index Fund	1,161,287,200	170,626,194	(330,806,347)	1,551,245	32,084,774	1,034,743,066	101,049,128	47,284,233	—
iShares U.S. Intermediate Government Bond Index Fund	855,159,834	1,162,035,846	(114,525,454)	(698,157)	30,069,776	1,932,041,845	192,626,306	50,539,081	—
iShares U.S. Long Credit Bond Index Fund	479,097,021	38,074,364	(179,710,027)	(21,026,459)	27,226,449	343,661,348	37,723,529	21,470,218	—
iShares U.S. Long Government Bond Index Fund	1,071,026,112	148,520,669	(427,215,219)	(108,658,119)	123,829,061	807,502,504	104,193,872	37,915,220	—
iShares U.S. Securitized Bond Index Fund	1,323,279,581	181,132,756	(111,071,821)	(5,157,078)	62,328,174	1,450,511,612	149,846,241	52,483,980	2,998,764

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
BlackRock LifePath® Index 2030 Fund

Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares/ Investment Value Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
Large Cap Index Master Portfolio	$ 3,970,207,232	$ —	$ (668,975,638)(a)(d)	$ 93,359,578	$ 483,632,887	$ 3,878,224,059	$3,878,224,059	$ 49,485,810	$ —
Master Small Cap Index Series	97,848,197	—	(40,846,314)(a)(d)	15,127,074	(9,126,507)	63,002,450	$63,002,450	896,241	—
				$ 43,428,118	$ 1,288,955,246	$ 13,542,090,594		$ 414,306,377	$ 3,685,727

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 2,956,937,939	$ —	$ —	$ 2,956,937,939
Fixed-Income Funds	6,635,547,146	—	—	6,635,547,146
Money Market Funds	8,379,000	—	—	8,379,000
	$9,600,864,085	$—	$—	9,600,864,085
Investments Valued at NAV(a)				3,941,226,509
				$ 13,542,090,594

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.
Schedule of Investments

Schedule of Investments
December 31, 2025
BlackRock LifePath® Index 2035 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 62.9%
iShares Core MSCI Total International Stock ETF	30,739,038	$ 2,601,752,176
iShares Enhanced Roll Yield Index Fund	114,051	1,171,301
iShares FTSE NAREIT All Equity REITs Index Fund	32,155,456	298,402,636
iShares Global Infrastructure ETF	3,472,940	213,099,599
Large Cap Index Master Portfolio	$4,078,252,850	4,078,252,850
Master Small Cap Index Series	$117,250,664	117,250,664
		7,309,929,226
Fixed-Income Funds — 37.1%
iShares 0-5 Year TIPS Bond ETF	721,509	73,875,307
iShares U.S. Intermediate Credit Bond Index Fund	86,168,329	882,363,685
iShares U.S. Intermediate Government Bond Index Fund	138,261,262	1,386,760,454
Security	Shares/ Investment Value	Value

Fixed-Income Funds (continued)
iShares U.S. Long Credit Bond Index Fund	36,871,071	$ 335,895,460
iShares U.S. Long Government Bond Index Fund	67,945,354	526,576,493
iShares U.S. Securitized Bond Index Fund	114,240,924	1,105,852,145
		4,311,323,544
Total Investments — 100.0% (Cost: $8,131,828,031)		11,621,252,770
Liabilities in Excess of Other Assets — 0.0%		(1,001,877)
Net Assets — 100.0%		$ 11,620,250,893

(a)	Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares/ Investment Value Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 3,277,038	$ —	$ (3,272,557)(b)	$ (4,802)	$ 321	$ —	—	$ 22,451 (c)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	—	815,086,113	(815,086,113)	—	—	—	—	712,733	—
iShares 0-5 Year TIPS Bond ETF	63,190,482	36,562,769	(27,214,070)	635,432	700,694	73,875,307	721,509	1,955,158	—
iShares Core MSCI Total International Stock ETF	2,100,578,820	388,850,174	(472,764,080)	18,824,267	566,262,995	2,601,752,176	30,739,038	86,218,981	—
iShares Enhanced Roll Yield Index Fund	1,014,142	170,169	(49,298)	1,773	34,515	1,171,301	114,051	129,313	—
iShares FTSE NAREIT All Equity REITs Index Fund	288,076,659	28,821,500	(14,842,824)	(1,279,606)	(2,373,093)	298,402,636	32,155,456	9,495,358	805,754
iShares Global Infrastructure ETF	178,542,245	13,856,331	(10,345,588)	92,435	30,954,176	213,099,599	3,472,940	6,720,807	—
iShares TIPS Bond ETF(a)	99,549,772	—	(99,691,069)	525,247	(383,950)	—	—	—	—
iShares U.S. Intermediate Credit Bond Index Fund	631,144,171	351,624,013	(124,260,021)	192,124	23,663,398	882,363,685	86,168,329	35,081,567	—
iShares U.S. Intermediate Government Bond Index Fund	810,810,283	655,672,755	(106,017,968)	(764,201)	27,059,585	1,386,760,454	138,261,262	38,436,528	—
iShares U.S. Long Credit Bond Index Fund	436,714,094	40,074,381	(147,076,062)	(19,636,341)	25,819,388	335,895,460	36,871,071	20,001,489	—
iShares U.S. Long Government Bond Index Fund	545,252,955	118,365,134	(143,545,050)	(38,369,579)	44,873,033	526,576,493	67,945,354	22,263,765	—
iShares U.S. Securitized Bond Index Fund	933,587,257	182,067,596	(51,875,990)	(2,030,807)	44,104,089	1,105,852,145	114,240,924	38,389,871	2,286,816

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
BlackRock LifePath® Index 2035 Fund

Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares/ Investment Value Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
Large Cap Index Master Portfolio	$ 3,835,705,617	$ —	$ (339,003,072) (b)(d)	$ 69,353,654	$ 512,196,651	$ 4,078,252,850	$4,078,252,850	$ 49,593,690	$ —
Master Small Cap Index Series	153,084,904	—	(48,521,069)(b)(d)	10,436,115	2,250,714	117,250,664	$117,250,664	1,603,964	—
				$ 37,975,711	$ 1,275,162,516	$ 11,621,252,770		$ 310,625,675	$ 3,092,570

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 3,114,425,712	$ —	$ —	$ 3,114,425,712
Fixed-Income Funds	4,311,323,544	—	—	4,311,323,544
	$7,425,749,256	$—	$—	7,425,749,256
Investments Valued at NAV(a)				4,195,503,514
				$ 11,621,252,770

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.
Schedule of Investments

Schedule of Investments
December 31, 2025
BlackRock LifePath® Index 2040 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 74.6%
iShares Core MSCI Total International Stock ETF	46,356,432	$ 3,923,608,404
iShares FTSE NAREIT All Equity REITs Index Fund	52,347,784	485,787,436
iShares Global Infrastructure ETF(b)	4,711,155	289,076,471
Large Cap Index Master Portfolio	$5,966,821,715	5,966,821,715
Master Small Cap Index Series	$243,941,624	243,941,624
		10,909,235,650
Fixed-Income Funds — 25.4%
iShares 0-5 Year TIPS Bond ETF	472,870	48,417,159
iShares U.S. Intermediate Credit Bond Index Fund	63,949,831	654,846,269
iShares U.S. Intermediate Government Bond Index Fund	108,418,848	1,087,441,048
iShares U.S. Long Credit Bond Index Fund	51,122,198	465,723,228
iShares U.S. Long Government Bond Index Fund	65,017,011	503,881,837
iShares U.S. Securitized Bond Index Fund	99,063,065	958,930,473
		3,719,240,014

Security	Shares	Value
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.89%(c)(d)	762,339	$ 762,720
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.72%(c)	20,234,615	20,234,615
		20,997,335
Total Investments — 100.2% (Cost: $9,310,561,306)		14,649,472,999
Liabilities in Excess of Other Assets — (0.2)%		(22,302,699)
Net Assets — 100.0%		$ 14,627,170,300

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares/ Investment Value Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 55,858,474	$ —	$ (55,092,234)(a)	$ (7,890)	$ 4,370	$ 762,720	762,339	$ 54,736 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	—	20,234,615 (a)	—	—	—	20,234,615	20,234,615	897,204	—
iShares 0-5 Year TIPS Bond ETF	61,932,177	7,286,580	(22,051,301)	492,102	757,601	48,417,159	472,870	2,048,331	—
iShares Core MSCI Total International Stock ETF	3,157,265,059	532,959,679	(637,282,014)	24,826,014	845,839,666	3,923,608,404	46,356,432	129,021,003	—
iShares FTSE NAREIT All Equity REITs Index Fund	449,026,602	66,846,103	(24,123,789)	(1,968,209)	(3,993,271)	485,787,436	52,347,784	15,086,622	1,313,082
iShares Global Infrastructure ETF	250,377,116	16,160,323	(20,179,278)	219,797	42,498,513	289,076,471	4,711,155	9,133,617	—
iShares TIPS Bond ETF(c)	98,938,387	—	(99,078,817)	519,729	(379,299)	—	—	—	—
iShares U.S. Intermediate Credit Bond Index Fund	468,947,615	214,858,440	(46,240,939)	(39,463)	17,320,616	654,846,269	63,949,831	25,520,514	—
iShares U.S. Intermediate Government Bond Index Fund	552,638,511	561,035,165	(45,662,509)	(295,346)	19,725,227	1,087,441,048	108,418,848	28,950,928	—
iShares U.S. Long Credit Bond Index Fund	532,520,267	59,851,861	(134,227,986)	(19,409,738)	26,988,824	465,723,228	51,122,198	25,827,821	—
iShares U.S. Long Government Bond Index Fund	467,069,089	132,337,454	(100,590,780)	(27,368,887)	32,434,961	503,881,837	65,017,011	20,001,598	—
iShares U.S. Securitized Bond Index Fund	789,262,190	184,037,832	(50,451,992)	(1,620,952)	37,703,395	958,930,473	99,063,065	32,167,957	1,970,200

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
BlackRock LifePath® Index 2040 Fund

Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares/ Investment Value Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
Large Cap Index Master Portfolio	$ 5,614,914,003	$ —	$ (489,356,587)(a)(d)	$ 106,843,358	$ 734,420,941	$ 5,966,821,715	$5,966,821,715	$ 72,021,139	$ —
Master Small Cap Index Series	272,694,634	—	(54,553,664)(a)(d)	12,961,361	12,839,293	243,941,624	$243,941,624	3,089,082	—
				$ 95,151,876	$ 1,766,160,837	$ 14,649,472,999		$ 363,820,552	$ 3,283,282

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 4,698,472,311	$ —	$ —	$ 4,698,472,311
Fixed-Income Funds	3,719,240,014	—	—	3,719,240,014
Money Market Funds	20,997,335	—	—	20,997,335
	$8,438,709,660	$—	$—	8,438,709,660
Investments Valued at NAV(a)				6,210,763,339
				$ 14,649,472,999

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.
Schedule of Investments

Schedule of Investments
December 31, 2025
BlackRock LifePath® Index 2045 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 85.1%
iShares Core MSCI Total International Stock ETF	39,925,595	$ 3,379,302,361
iShares FTSE NAREIT All Equity REITs Index Fund	46,973,859	435,917,410
iShares Global Infrastructure ETF	1,146,300	70,336,968
Large Cap Index Master Portfolio	$4,935,816,807	4,935,816,807
Master Small Cap Index Series	$262,277,007	262,277,007
		9,083,650,553
Fixed-Income Funds — 14.9%
iShares 0-5 Year TIPS Bond ETF	39,312	4,025,156
iShares U.S. Intermediate Credit Bond Index Fund	22,784,642	233,314,736
iShares U.S. Intermediate Government Bond Index Fund	38,594,074	387,098,567
iShares U.S. Long Credit Bond Index Fund	38,506,569	350,794,844
iShares U.S. Long Government Bond Index Fund	25,558,621	198,079,310
iShares U.S. Securitized Bond Index Fund	42,750,346	413,823,352
		1,587,135,965

Security	Shares	Value
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.72%(b)	2,597,912	$ 2,597,912
Total Investments — 100.0% (Cost: $6,791,618,767)		10,673,384,430
Liabilities in Excess of Other Assets — 0.0%		(2,991,138)
Net Assets — 100.0%		$ 10,670,393,292

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares/ Investment Value Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 132,603,317	$ —	$ (132,598,601)(b)	$ (5,109)	$ 393	$ —	—	$ 33,989 (c)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	—	2,597,912 (b)	—	—	—	2,597,912	2,597,912	737,984	—
iShares 0-5 Year TIPS Bond ETF	1,234,966	2,944,569	(176,041)	(259)	21,921	4,025,156	39,312	79,566	—
iShares Core MSCI Total International Stock ETF	2,627,401,910	508,194,109	(488,516,353)	4,361,991	727,860,704	3,379,302,361	39,925,595	109,644,192	—
iShares FTSE NAREIT All Equity REITs Index Fund	384,685,767	85,419,367	(28,891,441)	(2,144,769)	(3,151,514)	435,917,410	46,973,859	13,217,370	1,158,819
iShares Global Infrastructure ETF	25,674,449	41,346,531	(1,996,015)	(7,571)	5,319,574	70,336,968	1,146,300	1,528,433	—
iShares TIPS Bond ETF(a)	44,689,627	—	(44,753,058)	317,109	(253,678)	—	—	—	—
iShares U.S. Intermediate Credit Bond Index Fund	146,734,828	89,754,001	(8,559,566)	(71,159)	5,456,632	233,314,736	22,784,642	8,126,238	—
iShares U.S. Intermediate Government Bond Index Fund	126,764,768	268,516,698	(13,573,012)	(78,943)	5,469,056	387,098,567	38,594,074	9,139,684	—
iShares U.S. Long Credit Bond Index Fund	384,727,163	61,632,123	(101,015,543)	(14,717,247)	20,168,348	350,794,844	38,506,569	18,807,131	—
iShares U.S. Long Government Bond Index Fund	163,966,155	59,714,065	(27,274,988)	(5,920,752)	7,594,830	198,079,310	25,558,621	7,352,495	—
iShares U.S. Securitized Bond Index Fund	290,382,257	125,542,310	(17,130,313)	(218,940)	15,248,038	413,823,352	42,750,346	12,858,436	832,029

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
BlackRock LifePath® Index 2045 Fund

Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares/ Investment Value Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
Large Cap Index Master Portfolio	$ 4,507,773,962	$ —	$ (254,403,289)(b)(d)	$ 68,490,081	$ 613,956,053	$ 4,935,816,807	$4,935,816,807	$ 58,591,381	$ —
Master Small Cap Index Series	277,002,674	—	(44,449,919)(b)(d)	7,614,036	22,110,216	262,277,007	$262,277,007	3,355,521	—
				$ 57,618,468	$ 1,419,800,573	$ 10,673,384,430		$ 243,472,420	$ 1,990,848

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 3,885,556,739	$ —	$ —	$ 3,885,556,739
Fixed-Income Funds	1,587,135,965	—	—	1,587,135,965
Money Market Funds	2,597,912	—	—	2,597,912
	$5,475,290,616	$—	$—	5,475,290,616
Investments Valued at NAV(a)				5,198,093,814
				$ 10,673,384,430

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.
Schedule of Investments

Schedule of Investments
December 31, 2025
BlackRock LifePath® Index 2050 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 93.8%
iShares Core MSCI Total International Stock ETF	48,224,388	$ 4,081,712,200
iShares FTSE NAREIT All Equity REITs Index Fund	32,986,139	306,111,371
Large Cap Index Master Portfolio	$5,884,492,699	5,884,492,699
Master Small Cap Index Series	$359,719,207	359,719,207
		10,632,035,477
Fixed-Income Funds — 6.3%
iShares U.S. Intermediate Credit Bond Index Fund	1,612,223	16,509,162
iShares U.S. Intermediate Government Bond Index Fund	3,539,764	35,503,834
Security	Shares/ Investment Value	Value

Fixed-Income Funds (continued)
iShares U.S. Long Credit Bond Index Fund	47,691,893	$ 434,473,141
iShares U.S. Long Government Bond Index Fund	4,866,638	37,716,448
iShares U.S. Securitized Bond Index Fund	19,267,966	186,513,914
		710,716,499
Total Investments — 100.1% (Cost: $6,915,112,923)		11,342,751,976
Liabilities in Excess of Other Assets — (0.1)%		(14,224,371)
Net Assets — 100.0%		$ 11,328,527,605

(a)	Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares/ Investment Value Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 156,764,565	$ —	$ (156,780,330)(b)	$ 12,964	$ 2,801	$ —	—	$ 159,313 (c)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	—	678,747,827	(678,747,827)	—	—	—	—	708,500	—
iShares 0-5 Year TIPS Bond ETF(a)	—	964,189	(968,302)	4,113	—	—	—	2,824	—
iShares Core MSCI Total International Stock ETF	3,092,357,710	586,037,071	(464,458,510)	2,690,595	865,085,334	4,081,712,200	48,224,388	130,536,127	—
iShares FTSE NAREIT All Equity REITs Index Fund	211,915,689	109,658,444	(10,950,602)	(878,767)	(3,633,393)	306,111,371	32,986,139	8,355,059	756,824
iShares Global Infrastructure ETF(a)	—	961,684	(996,756)	35,072	—	—	—	16,499	—
iShares TIPS Bond ETF(a)	21,234,030	—	(21,264,169)	235,442	(205,303)	—	—	—	—
iShares U.S. Intermediate Credit Bond Index Fund	—	16,730,168	(476,367)	(135)	255,496	16,509,162	1,612,223	447,036	—
iShares U.S. Intermediate Government Bond Index Fund	—	36,244,828	(911,297)	(3,982)	174,285	35,503,834	3,539,764	655,956	—
iShares U.S. Long Credit Bond Index Fund	328,448,973	150,934,147	(50,689,614)	(7,239,432)	13,019,067	434,473,141	47,691,893	19,270,867	—
iShares U.S. Long Government Bond Index Fund	18,812,847	19,813,642	(1,150,075)	(131,388)	371,422	37,716,448	4,866,638	1,230,892	—
iShares U.S. Securitized Bond Index Fund	117,485,946	68,408,949	(6,034,241)	478,480	6,174,780	186,513,914	19,267,966	5,292,138	360,405
Large Cap Index Master Portfolio	5,249,414,361	—	(170,667,227)(b)(d)	74,558,784	731,186,781	5,884,492,699	$5,884,492,699	68,844,331	—
Master Small Cap Index Series	356,200,664	—	(38,041,052)(b)(d)	6,173,209	35,386,386	359,719,207	$359,719,207	4,558,172	—
				$ 75,934,955	$ 1,647,817,656	$ 11,342,751,976		$ 240,077,714	$ 1,117,229

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
BlackRock LifePath® Index 2050 Fund

(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 4,387,823,571	$ —	$ —	$ 4,387,823,571
Fixed-Income Funds	710,716,499	—	—	710,716,499
	$5,098,540,070	$—	$—	5,098,540,070
Investments Valued at NAV(a)				6,244,211,906
				$ 11,342,751,976

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.
Schedule of Investments

Schedule of Investments
December 31, 2025
BlackRock LifePath® Index 2055 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 98.5%
iShares Core MSCI Total International Stock ETF(b)	35,537,987	$ 3,007,935,220
iShares FTSE NAREIT All Equity REITs Index Fund	10,926,767	101,400,397
Large Cap Index Master Portfolio	$4,309,548,882	4,309,548,882
Master Small Cap Index Series	$277,703,180	277,703,180
		7,696,587,679
Fixed-Income Funds — 1.9%
iShares U.S. Long Credit Bond Index Fund	15,846,882	144,365,094

Security	Shares	Value
Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.89%(c)(d)	8,717,304	$ 8,721,663
Total Investments — 100.5% (Cost: $4,962,838,377)		7,849,674,436
Liabilities in Excess of Other Assets — (0.5)%		(35,267,961)
Net Assets — 100.0%		$ 7,814,406,475

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares/ Investment Value Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 28,104,251	$ —	$ (19,377,147)(a)	$ (8,276)	$ 2,835	$ 8,721,663	8,717,304	$ 18,983 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	458,218,466	(458,218,466)	—	—	—	—	510,873	—
iShares Core MSCI Total International Stock ETF	2,151,864,569	521,129,705	(285,019,991)	(148,574)	620,109,511	3,007,935,220	35,537,987	94,634,892	—
iShares FTSE NAREIT All Equity REITs Index Fund	75,898,060	30,033,496	(3,133,822)	(268,395)	(1,128,942)	101,400,397	10,926,767	2,836,630	250,828
iShares TIPS Bond ETF(c)	7,507,726	—	(7,518,382)	45,697	(35,041)	—	—	—	—
iShares U.S. Long Credit Bond Index Fund	86,658,978	58,662,550	(3,313,230)	(78,907)	2,435,703	144,365,094	15,846,882	5,672,722	—
Large Cap Index Master Portfolio	3,654,635,475	72,886,714 (a)(d)	—	43,308,592	538,718,101	4,309,548,882	$4,309,548,882	49,299,556	—
Master Small Cap Index Series	264,412,465	—	(18,956,952)(a)(d)	1,664,639	30,583,028	277,703,180	$277,703,180	3,454,153	—
				$ 44,514,776	$ 1,190,685,195	$ 7,849,674,436		$ 156,427,809	$ 250,828

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 3,109,335,617	$ —	$ —	$ 3,109,335,617

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
BlackRock LifePath® Index 2055 Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Fixed-Income Funds	$ 144,365,094	$ —	$ —	$ 144,365,094
Money Market Funds	8,721,663	—	—	8,721,663
	$3,262,422,374	$—	$—	3,262,422,374
Investments Valued at NAV(a)				4,587,252,062
				$ 7,849,674,436

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.
Schedule of Investments

Schedule of Investments
December 31, 2025
BlackRock LifePath® Index 2060 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 99.2%
iShares Core MSCI Total International Stock ETF	22,514,304	$ 1,905,610,691
iShares FTSE NAREIT All Equity REITs Index Fund	5,162,830	47,911,063
Large Cap Index Master Portfolio	$2,742,709,709	2,742,709,709
Master Small Cap Index Series	$178,435,483	178,435,483
		4,874,666,946
Fixed-Income Funds — 1.0%
iShares U.S. Long Credit Bond Index Fund	5,408,694	49,273,197

Security	Shares	Value
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.72%(b)	10,985,755	$ 10,985,755
Total Investments — 100.4% (Cost: $3,383,988,395)		4,934,925,898
Liabilities in Excess of Other Assets — (0.4)%		(20,197,335)
Net Assets — 100.0%		$ 4,914,728,563

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares/ Investment Value Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 978,436	$ —	$ (983,404)(b)	$ 4,936	$ 32	$ —	—	$ 10,289 (c)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	—	10,985,755 (b)	—	—	—	10,985,755	10,985,755	372,754	—
iShares Core MSCI Total International Stock ETF	1,264,688,073	417,293,846	(154,139,887)	(1,335,420)	379,104,079	1,905,610,691	22,514,304	59,040,909	—
iShares FTSE NAREIT All Equity REITs Index Fund	37,384,514	12,261,878	(1,054,063)	(94,447)	(586,819)	47,911,063	5,162,830	1,422,169	126,406
iShares TIPS Bond ETF(a)	1,828,931	—	(1,831,527)	11,588	(8,992)	—	—	—	—
iShares U.S. Long Credit Bond Index Fund	36,106,895	13,962,944	(1,796,247)	(57,584)	1,057,189	49,273,197	5,408,694	2,201,405	—
Large Cap Index Master Portfolio	2,146,044,022	234,112,747 (b)(d)	—	19,230,248	343,322,692	2,742,709,709	$2,742,709,709	30,214,737	—
Master Small Cap Index Series	155,986,278	1,508,927 (b)(d)	—	(379,529)	21,319,807	178,435,483	$178,435,483	2,154,093	—
				$ 17,379,792	$ 744,207,988	$ 4,934,925,898		$ 95,416,356	$ 126,406

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 1,953,521,754	$ —	$ —	$ 1,953,521,754

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
BlackRock LifePath® Index 2060 Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Fixed-Income Funds	$ 49,273,197	$ —	$ —	$ 49,273,197
Money Market Funds	10,985,755	—	—	10,985,755
	$2,013,780,706	$—	$—	2,013,780,706
Investments Valued at NAV(a)				2,921,145,192
				$ 4,934,925,898

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.
Schedule of Investments

Schedule of Investments
December 31, 2025
BlackRock LifePath® Index 2065 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 99.0%
iShares Core MSCI Total International Stock ETF	7,016,530	$ 593,879,100
iShares FTSE NAREIT All Equity REITs Index Fund	1,668,987	15,488,202
Large Cap Index Master Portfolio	$858,782,006	858,782,006
Master Small Cap Index Series	$55,557,684	55,557,684
		1,523,706,992
Fixed-Income Funds — 1.0%
iShares U.S. Long Credit Bond Index Fund	1,693,789	15,430,419

Security	Shares	Value
Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.72%(b)	4,110,403	$ 4,110,403
Total Investments — 100.3% (Cost: $1,171,100,046)		1,543,247,814
Liabilities in Excess of Other Assets — (0.3)%		(4,085,342)
Net Assets — 100.0%		$ 1,539,162,472

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares/ Investment Value Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ 160,950,000	$ (160,950,000)	$ —	$ —	$ —	—	$ 7,398 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	—	4,110,403 (c)	—	—	—	4,110,403	4,110,403	125,818	—
iShares Core MSCI Total International Stock ETF	330,955,433	196,656,495	(41,641,742)	(822,081)	108,730,995	593,879,100	7,016,530	17,690,471	—
iShares FTSE NAREIT All Equity REITs Index Fund	9,638,042	6,340,742	(263,706)	(21,334)	(205,542)	15,488,202	1,668,987	422,779	40,238
iShares TIPS Bond ETF(a)	289,496	—	(289,907)	6,679	(6,268)	—	—	—	—
iShares U.S. Long Credit Bond Index Fund	9,620,444	5,943,449	(392,591)	(33,627)	292,744	15,430,419	1,693,789	664,656	—
Large Cap Index Master Portfolio	561,334,765	190,817,861 (c)(d)	—	3,196,952	103,432,428	858,782,006	$858,782,006	8,716,851	—
Master Small Cap Index Series	40,328,369	8,726,214 (c)(d)	—	(900,048)	7,403,149	55,557,684	$55,557,684	636,972	—
				$ 1,426,541	$ 219,647,506	$ 1,543,247,814		$ 28,264,945	$ 40,238

(a)	As of period end, the entity is no longer held.
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	Represents net amount purchased (sold).
(d)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 609,367,302	$ —	$ —	$ 609,367,302

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
BlackRock LifePath® Index 2065 Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Fixed-Income Funds	$ 15,430,419	$ —	$ —	$ 15,430,419
Money Market Funds	4,110,403	—	—	4,110,403
	$628,908,124	$—	$—	628,908,124
Investments Valued at NAV(a)				914,339,690
				$ 1,543,247,814

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.
Schedule of Investments

Schedule of Investments
December 31, 2025
BlackRock LifePath® Index 2070 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 97.8%
iShares Core MSCI Total International Stock ETF	243,244	$ 20,588,172
iShares FTSE NAREIT All Equity REITs Index Fund	57,906	537,365
Large Cap Index Master Portfolio	$31,049,145	31,049,145
Master Small Cap Index Series	$2,082,886	2,082,886
		54,257,568
Fixed-Income Funds — 1.0%
iShares U.S. Long Credit Bond Index Fund	61,055	556,214

Security	Shares	Value
Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.72%(b)	237,544	$ 237,544
Total Investments — 99.2% (Cost: $50,927,971)		55,051,326
Other Assets Less Liabilities — 0.8%		436,456
Net Assets — 100.0%		$ 55,487,782

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares/ Investment Value Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ 5,925,869	$ (5,925,869)	$ —	$ —	$ —	—	$ 32 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	4,146	233,398 (c)	—	—	—	237,544	237,544	1,012	—
iShares Core MSCI Total International Stock ETF	346,243	19,565,138	(706,903)	(4,954)	1,388,648	20,588,172	243,244	425,035	—
iShares FTSE NAREIT All Equity REITs Index Fund	10,065	548,458	(9,191)	(493)	(11,474)	537,365	57,906	9,011	1,188
iShares U.S. Long Credit Bond Index Fund	11,460	560,692	(15,301)	(1,164)	527	556,214	61,055	11,076	—
Large Cap Index Master Portfolio	683,635	28,476,541 (c)(d)	—	(704,974)	2,593,943	31,049,145	$31,049,145	137,662	—
Master Small Cap Index Series	50,712	1,887,976 (c)(d)	—	(19,695)	163,893	2,082,886	$2,082,886	11,716	—
				$ (731,280)	$ 4,135,537	$ 55,051,326		$ 595,544	$ 1,188

(a)	As of period end, the entity is no longer held.
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	Represents net amount purchased (sold).
(d)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 21,125,537	$ —	$ —	$ 21,125,537
Fixed-Income Funds	556,214	—	—	556,214
Money Market Funds	237,544	—	—	237,544
	$21,919,295	$—	$—	21,919,295
Investments Valued at NAV(a)				33,132,031
				$ 55,051,326

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities
December 31, 2025

	BlackRock LifePath® Index Retirement Fund	BlackRock LifePath® Index 2030 Fund	BlackRock LifePath® Index 2035 Fund	BlackRock LifePath® Index 2040 Fund
ASSETS
Investments, at value — affiliated(a)(b)	$ 13,179,894,381	$ 13,542,090,594	$ 11,621,252,770	$ 14,649,472,999
Cash	1,395	24,871,991	23,323,831	9,254,808
Receivables:
Investments sold	48,136,718	38,896,344	25,207,486	26,903,164
Securities lending income — affiliated	921	378	1,357	4,357
Capital shares sold	21,573,308	15,169,215	20,261,476	13,346,478
Dividends — affiliated	21,416,127	18,077,444	13,870,540	12,075,371
Total assets	13,271,022,850	13,639,105,966	11,703,917,460	14,711,057,177
LIABILITIES
Collateral on securities loaned	—	8,379,000	—	762,720
Payables:
Investments purchased	22,092,985	18,651,960	14,295,310	12,419,024
Administration fees	549,722	561,742	403,227	605,827
Capital shares redeemed	67,016,824	77,587,105	68,722,387	69,497,874
Investment advisory fees	286,795	235,669	158,646	132,413
Trustees’ and Officer’s fees	21,670	21,802	18,667	23,059
Professional fees	71,846	31,850	31,844	31,689
Service fees	441,104	420,204	36,486	414,271
Total liabilities	90,480,946	105,889,332	83,666,567	83,886,877
Commitments and contingent liabilities
NET ASSETS	$ 13,180,541,904	$ 13,533,216,634	$ 11,620,250,893	$ 14,627,170,300
NET ASSETS CONSIST OF
Paid-in capital	$ 9,342,935,692	$ 9,415,554,825	$ 8,104,001,221	$ 9,352,464,920
Accumulated earnings	3,837,606,212	4,117,661,809	3,516,249,672	5,274,705,380
NET ASSETS	$ 13,180,541,904	$ 13,533,216,634	$ 11,620,250,893	$ 14,627,170,300
(a) Investments, at cost—affiliated	$9,667,612,056	$9,578,713,962	$8,131,828,031	$9,310,561,306
(b) Securities loaned, at value	$—	$8,160,880	$—	$742,456
Statements of Assets and Liabilities

Statements of Assets and Liabilities  (continued)
December 31, 2025

	BlackRock LifePath® Index Retirement Fund	BlackRock LifePath® Index 2030 Fund	BlackRock LifePath® Index 2035 Fund	BlackRock LifePath® Index 2040 Fund
NET ASSET VALUE
Institutional
Net assets	$ 498,128,450	$ 595,667,915	$ 233,476,676	$ 832,737,828
Shares outstanding	33,407,136	31,527,565	10,957,360	35,751,645
Net asset value	$ 14.91	$ 18.89	$ 21.31	$ 23.29
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Investor A
Net assets	$ 149,695,185	$ 121,296,045	$ 84,850,526	$ 121,811,766
Shares outstanding	10,046,152	6,415,530	3,989,859	5,238,261
Net asset value	$ 14.90	$ 18.91	$ 21.27	$ 23.25
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Investor P
Net assets	$ 1,904,696,015	$ 1,857,989,003	$ 86,926,532	$ 1,853,216,828
Shares outstanding	128,041,211	98,451,201	4,103,656	79,827,370
Net asset value	$ 14.88	$ 18.87	$ 21.18	$ 23.22
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Class K
Net assets	$ 10,628,022,254	$ 10,958,263,671	$ 11,214,997,159	$ 11,819,403,878
Shares outstanding	713,249,374	580,602,249	526,883,438	507,534,782
Net asset value	$ 14.90	$ 18.87	$ 21.29	$ 23.29
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities  (continued)
December 31, 2025

	BlackRock LifePath® Index 2045 Fund	BlackRock LifePath® Index 2050 Fund	BlackRock LifePath® Index 2055 Fund	BlackRock LifePath® Index 2060 Fund
ASSETS
Investments, at value — affiliated(a)(b)	$ 10,673,384,430	$ 11,342,751,976	$ 7,849,674,436	$ 4,934,925,898
Cash	18,784,387	22,999,566	15,861,979	—
Receivables:
Investments sold	48,815,338	67,947,541	66,000,000	42,449,259
Securities lending income — affiliated	4,134	10,628	4,166	1,946
Capital shares sold	10,624,586	11,271,699	9,247,631	6,850,212
Dividends — affiliated	5,251,686	2,601,780	614,232	244,669
Total assets	10,756,864,561	11,447,583,190	7,941,402,444	4,984,471,984
LIABILITIES
Collateral on securities loaned	—	—	8,727,110	—
Payables:
Investments purchased	5,384,897	2,643,609	596,692	1,296,988
Administration fees	369,192	421,461	271,805	167,276
Capital shares redeemed	80,543,568	115,692,026	117,290,497	68,191,067
Investment advisory fees	98,948	80,899	39,919	23,242
Trustees’ and Officer’s fees	17,166	18,124	12,915	10,870
Professional fees	29,561	28,395	34,792	42,232
Service fees	27,937	171,071	22,239	11,746
Total liabilities	86,471,269	119,055,585	126,995,969	69,743,421
Commitments and contingent liabilities
NET ASSETS	$ 10,670,393,292	$ 11,328,527,605	$ 7,814,406,475	$ 4,914,728,563
NET ASSETS CONSIST OF
Paid-in capital	$ 6,893,692,749	$ 7,040,036,631	$ 5,016,873,779	$ 3,404,022,062
Accumulated earnings	3,776,700,543	4,288,490,974	2,797,532,696	1,510,706,501
NET ASSETS	$ 10,670,393,292	$ 11,328,527,605	$ 7,814,406,475	$ 4,914,728,563
(a) Investments, at cost—affiliated	$6,791,618,767	$6,915,112,923	$4,962,838,377	$3,383,988,395
(b) Securities loaned, at value	$—	$—	$8,514,784	$—
Statements of Assets and Liabilities

Statements of Assets and Liabilities  (continued)
December 31, 2025

	BlackRock LifePath® Index 2045 Fund	BlackRock LifePath® Index 2050 Fund	BlackRock LifePath® Index 2055 Fund	BlackRock LifePath® Index 2060 Fund
NET ASSET VALUE
Institutional
Net assets	$ 210,862,831	$ 216,529,776	$ 163,417,707	$ 102,339,057
Shares outstanding	8,203,201	7,932,591	5,722,530	3,985,051
Net asset value	$ 25.70	$ 27.30	$ 28.56	$ 25.68
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Investor A
Net assets	$ 83,410,604	$ 103,383,698	$ 80,021,883	$ 25,527,884
Shares outstanding	3,250,472	3,796,848	2,808,669	996,199
Net asset value	$ 25.66	$ 27.23	$ 28.49	$ 25.63
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Investor P
Net assets	$ 46,698,793	$ 714,668,255	$ 26,367,404	$ 32,093,451
Shares outstanding	1,826,851	26,288,996	928,082	1,255,173
Net asset value	$ 25.56	$ 27.19	$ 28.41	$ 25.57
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Class K
Net assets	$ 10,329,421,064	$ 10,293,945,876	$ 7,544,599,481	$ 4,754,768,171
Shares outstanding	401,453,929	377,169,394	264,132,956	185,068,741
Net asset value	$ 25.73	$ 27.29	$ 28.56	$ 25.69
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities  (continued)
December 31, 2025

	BlackRock LifePath® Index 2065 Fund	BlackRock LifePath® Index 2070 Fund
ASSETS
Investments, at value — affiliated(a)	$ 1,543,247,814	$ 55,051,326
Receivables:
Investments sold	12,613,023	—
Securities lending income — affiliated	7,394	—
Capital shares sold	4,864,022	1,634,834
Dividends — affiliated	77,658	3,121
Total assets	1,560,809,911	56,689,281
LIABILITIES
Bank overdraft	281,797	324
Payables:
Investments purchased	768,172	1,150,464
Administration fees	51,768	1,727
Capital shares redeemed	20,500,096	28,886
Investment advisory fees	7,278	233
Trustees’ and Officer’s fees	3,529	1,441
Professional fees	29,693	18,287
Service fees	5,106	137
Total liabilities	21,647,439	1,201,499
Commitments and contingent liabilities
NET ASSETS	$ 1,539,162,472	$ 55,487,782
NET ASSETS CONSIST OF
Paid-in capital	$ 1,183,732,294	$ 52,088,272
Accumulated earnings	355,430,178	3,399,510
NET ASSETS	$ 1,539,162,472	$ 55,487,782
(a) Investments, at cost—affiliated	$1,171,100,046	$50,927,971
Statements of Assets and Liabilities

Statements of Assets and Liabilities  (continued)
December 31, 2025

	BlackRock LifePath® Index 2065 Fund	BlackRock LifePath® Index 2070 Fund
NET ASSET VALUE
Institutional
Net assets	$ 58,253,216	$ 1,398,069
Shares outstanding	3,210,953	117,393
Net asset value	$ 18.14	$ 11.91
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
Investor A
Net assets	$ 8,148,991	$ 237,762
Shares outstanding	450,081	19,990
Net asset value	$ 18.11	$ 11.89
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
Investor P
Net assets	$ 18,195,550	$ 559,129
Shares outstanding	1,005,297	47,057
Net asset value	$ 18.10	$ 11.88
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
Class K
Net assets	$ 1,454,564,715	$ 53,292,822
Shares outstanding	80,149,404	4,475,095
Net asset value	$ 18.15	$ 11.91
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Operations
Year Ended December 31, 2025

	BlackRock LifePath® Index Retirement Fund	BlackRock LifePath® Index 2030 Fund	BlackRock LifePath® Index 2035 Fund	BlackRock LifePath® Index 2040 Fund
INVESTMENT INCOME
Dividends — affiliated	$416,899,371	$363,873,736	$259,405,570	$288,655,595
Interest — unaffiliated	29,558	22,658	20,589	23,238
Securities lending income — affiliated — net	98,077	50,590	22,451	54,736
Other income — unaffiliated	5,699	10,881	7,177	11,210
Net investment income allocated from the applicable affiliated Underlying Master Portfolio
Dividends — affiliated	38,960,519	49,887,108	50,635,907	74,224,731
Interest — affiliated	1,415,500	1,803,529	1,884,289	2,816,122
Expenses	(1,041,481)	(1,335,669)	(1,350,591)	(1,972,276)
Fees waived	21,186	27,083	28,049	41,644
Total investment income	456,388,429	414,339,916	310,653,441	363,855,000
EXPENSES
Investment advisory	6,671,030	6,538,927	5,419,759	6,795,123
Administration — class specific	6,618,936	6,494,471	4,527,164	6,759,473
Service — class specific	5,171,067	4,882,208	405,060	4,676,113
Trustees and Officer	110,013	96,329	81,614	100,516
Professional	7,419	23,242	23,089	23,087
Miscellaneous	10,999	8,258	6,760	8,261
Total expenses	18,589,464	18,043,435	10,463,446	18,362,573
Less fees waived and/or reimbursed by the Administrator/Manager	(3,353,376)	(4,017,671)	(3,816,560)	(5,517,028)
Total expenses after fees waived and/or reimbursed	15,236,088	14,025,764	6,646,886	12,845,545
Net investment income	441,152,341	400,314,152	304,006,555	351,009,455
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(52,827,074)	(65,058,534)	(41,814,058)	(24,652,843)
Capital gain distributions from underlying funds — affiliated	3,854,394	3,685,727	3,092,570	3,283,282
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	116,728,360	108,486,652	79,789,769	119,804,719
	67,755,680	47,113,845	41,068,281	98,435,158
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	711,119,250	814,448,866	760,715,151	1,018,900,603
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations allocated from the applicable affiliated Underlying Master Portfolio	337,378,752	474,506,380	514,447,365	747,260,234
	1,048,498,002	1,288,955,246	1,275,162,516	1,766,160,837
Net realized and unrealized gain	1,116,253,682	1,336,069,091	1,316,230,797	1,864,595,995
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,557,406,023	$1,736,383,243	$1,620,237,352	$2,215,605,450
See notes to financial statements.
Statements of Operations

Statements of Operations  (continued)
Year Ended December 31, 2025

	BlackRock LifePath® Index 2045 Fund	BlackRock LifePath® Index 2050 Fund	BlackRock LifePath® Index 2055 Fund	BlackRock LifePath® Index 2060 Fund
INVESTMENT INCOME
Dividends — affiliated	$181,491,529	$166,515,898	$103,655,117	$63,037,237
Interest — unaffiliated	20,242	17,904	10,885	882
Securities lending income — affiliated — net	33,989	159,313	18,983	10,289
Other income — unaffiliated	6,351	6,772	4,236	—
Net investment income allocated from the applicable affiliated Underlying Master Portfolio
Dividends — affiliated	61,147,417	72,408,033	52,024,489	31,920,101
Interest — affiliated	2,382,607	2,862,893	2,070,322	1,271,208
Expenses	(1,618,059)	(1,910,202)	(1,371,253)	(840,981)
Fees waived	34,937	41,779	30,151	18,502
Total investment income	243,499,013	240,102,390	156,442,930	95,417,238
EXPENSES
Investment advisory	4,876,623	5,141,117	3,500,816	2,129,979
Administration — class specific	4,057,510	4,587,890	2,924,458	1,773,185
Service — class specific	302,053	1,890,561	244,342	126,953
Trustees and Officer	74,411	78,256	55,637	38,990
Professional	23,089	23,242	23,089	23,119
Miscellaneous	6,760	8,262	7,260	5,258
Total expenses	9,340,446	11,729,328	6,755,602	4,097,484
Less fees waived and/or reimbursed by the Administrator/Manager	(3,855,195)	(4,358,151)	(3,133,604)	(1,936,388)
Total expenses after fees waived and/or reimbursed	5,485,251	7,371,177	3,621,998	2,161,096
Net investment income	238,013,762	232,731,213	152,820,932	93,256,142
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(18,485,649)	(4,797,038)	(458,455)	(1,470,927)
Capital gain distributions from underlying funds — affiliated	1,990,848	1,117,229	250,828	126,406
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	76,104,117	80,731,993	44,973,231	18,850,719
	59,609,316	77,052,184	44,765,604	17,506,198
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	783,734,304	881,244,489	621,384,066	379,565,489
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations allocated from the applicable affiliated Underlying Master Portfolio	636,066,269	766,573,167	569,301,129	364,642,499
	1,419,800,573	1,647,817,656	1,190,685,195	744,207,988
Net realized and unrealized gain	1,479,409,889	1,724,869,840	1,235,450,799	761,714,186
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,717,423,651	$1,957,601,053	$1,388,271,731	$854,970,328
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Operations  (continued)
Year Ended December 31, 2025

	BlackRock LifePath® Index 2065 Fund	BlackRock LifePath® Index 2070 Fund
INVESTMENT INCOME
Dividends — affiliated	$18,903,724	$446,134
Interest — unaffiliated	879	157
Securities lending income — affiliated — net	7,398	32
Net investment income allocated from the applicable affiliated Underlying Master Portfolio
Dividends — affiliated	9,224,003	147,416
Interest — affiliated	367,328	5,750
Expenses	(242,853)	(3,872)
Fees waived	5,345	84
Total investment income	28,265,824	595,701
EXPENSES
Investment advisory	615,211	9,828
Administration — class specific	525,766	8,075
Service — class specific	50,684	764
Professional	23,087	20,836
Trustees and Officer	15,583	7,266
Miscellaneous	2,135	57
Total expenses	1,232,466	46,826
Less fees waived and/or reimbursed by the Administrator/Manager	(580,467)	(36,841)
Total expenses after fees waived and/or reimbursed	651,999	9,985
Net investment income	27,613,825	585,716
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(870,363)	(6,611)
Capital gain distributions from underlying funds — affiliated	40,238	1,188
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	2,296,904	(724,669)
	1,466,779	(730,092)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	108,811,929	1,377,701
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations allocated from the applicable affiliated Underlying Master Portfolio	110,835,577	2,757,836
	219,647,506	4,135,537
Net realized and unrealized gain	221,114,285	3,405,445
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$248,728,110	$3,991,161
See notes to financial statements.
Statements of Operations

Statements of Changes in Net Assets

	BlackRock LifePath® Index Retirement Fund		BlackRock LifePath® Index 2030 Fund
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$441,152,341	$264,520,327	$400,314,152	$341,295,439
Net realized gain	67,755,680	21,103,484	47,113,845	37,410,887
Net change in unrealized appreciation (depreciation)	1,048,498,002	110,341,109	1,288,955,246	703,019,653
Net increase in net assets resulting from operations	1,557,406,023	395,964,920	1,736,383,243	1,081,725,979
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(18,417,515)	(12,709,314)	(18,736,362)	(15,322,778)
Investor A	(5,125,579)	(4,015,530)	(3,504,955)	(3,458,628)
Investor P	(65,986,933)	(50,543,640)	(54,385,638)	(43,668,456)
Class K	(399,534,378)	(212,653,371)	(353,907,632)	(279,988,524)
Decrease in net assets resulting from distributions to shareholders	(489,064,405)	(279,921,855)	(430,534,587)	(342,438,386)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,347,372,929)	5,867,774,368	(385,058,011)	22,187,014
NET ASSETS
Total increase (decrease) in net assets	(279,031,311)	5,983,817,433	920,790,645	761,474,607
Beginning of year	13,459,573,215	7,475,755,782	12,612,425,989	11,850,951,382
End of year	$13,180,541,904	$13,459,573,215	$13,533,216,634	$12,612,425,989

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Index 2035 Fund		BlackRock LifePath® Index 2040 Fund
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$304,006,555	$256,035,678	$351,009,455	$302,590,633
Net realized gain	41,068,281	43,038,620	98,435,158	88,216,900
Net change in unrealized appreciation (depreciation)	1,275,162,516	684,871,330	1,766,160,837	1,044,966,249
Net increase in net assets resulting from operations	1,620,237,352	983,945,628	2,215,605,450	1,435,773,782
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(6,467,496)	(5,594,259)	(26,080,482)	(18,523,201)
Investor A	(2,126,028)	(1,863,739)	(3,521,229)	(2,713,707)
Investor P	(2,237,796)	(1,587,177)	(53,952,660)	(37,893,485)
Class K	(318,348,317)	(247,839,992)	(376,562,346)	(260,980,852)
Decrease in net assets resulting from distributions to shareholders	(329,179,637)	(256,885,167)	(460,116,717)	(320,111,245)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	241,149,102	578,049,992	154,832,925	354,583,433
NET ASSETS
Total increase in net assets	1,532,206,817	1,305,110,453	1,910,321,658	1,470,245,970
Beginning of year	10,088,044,076	8,782,933,623	12,716,848,642	11,246,602,672
End of year	$11,620,250,893	$10,088,044,076	$14,627,170,300	$12,716,848,642

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Index 2045 Fund		BlackRock LifePath® Index 2050 Fund
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$238,013,762	$201,478,611	$232,731,213	$198,577,549
Net realized gain	59,609,316	67,656,414	77,052,184	82,203,646
Net change in unrealized appreciation (depreciation)	1,419,800,573	832,480,218	1,647,817,656	966,066,665
Net increase in net assets resulting from operations	1,717,423,651	1,101,615,243	1,957,601,053	1,246,847,860
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(5,693,791)	(4,187,093)	(5,827,914)	(4,648,590)
Investor A	(2,055,276)	(1,485,172)	(2,553,863)	(1,998,955)
Investor P	(1,177,729)	(618,809)	(17,774,315)	(13,434,443)
Class K	(285,733,144)	(196,167,950)	(285,264,825)	(208,392,607)
Decrease in net assets resulting from distributions to shareholders	(294,659,940)	(202,459,024)	(311,420,917)	(228,474,595)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	265,952,112	618,794,355	286,742,690	581,752,483
NET ASSETS
Total increase in net assets	1,688,715,823	1,517,950,574	1,932,922,826	1,600,125,748
Beginning of year	8,981,677,469	7,463,726,895	9,395,604,779	7,795,479,031
End of year	$10,670,393,292	$8,981,677,469	$11,328,527,605	$9,395,604,779

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Index 2055 Fund		BlackRock LifePath® Index 2060 Fund
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$152,820,932	$127,100,509	$93,256,142	$72,266,986
Net realized gain	44,765,604	47,681,895	17,506,198	23,036,789
Net change in unrealized appreciation (depreciation)	1,190,685,195	668,340,437	744,207,988	376,458,088
Net increase in net assets resulting from operations	1,388,271,731	843,122,841	854,970,328	471,761,863
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(3,954,563)	(3,774,508)	(2,159,922)	(1,488,337)
Investor A	(1,750,295)	(1,421,263)	(479,663)	(390,304)
Investor P	(582,020)	(353,798)	(608,285)	(391,390)
Class K	(188,873,476)	(139,894,139)	(103,673,489)	(70,391,567)
Decrease in net assets resulting from distributions to shareholders	(195,160,354)	(145,443,708)	(106,921,359)	(72,661,598)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	380,218,426	559,841,937	523,884,988	578,597,758
NET ASSETS
Total increase in net assets	1,573,329,803	1,257,521,070	1,271,933,957	977,698,023
Beginning of year	6,241,076,672	4,983,555,602	3,642,794,606	2,665,096,583
End of year	$7,814,406,475	$6,241,076,672	$4,914,728,563	$3,642,794,606

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Index 2065 Fund		BlackRock LifePath® Index 2070 Fund
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Period from 09/24/24(a) to 12/31/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$27,613,825	$17,495,273	$585,716	$9,460
Net realized gain (loss)	1,466,779	4,655,290	(730,092)	(4,898)
Net change in unrealized appreciation (depreciation)	219,647,506	84,741,782	4,135,537	(12,182)
Net increase (decrease) in net assets resulting from operations	248,728,110	106,892,345	3,991,161	(7,620)
DISTRIBUTIONS TO SHAREHOLDERS(b)
Institutional	(1,012,018)	(653,979)	(2,016)	(947)
Investor A	(126,048)	(62,632)	(2,098)	(879)
Investor P	(270,543)	(190,336)	(5,612)	(879)
Class K	(26,112,738)	(16,670,219)	(564,878)	(6,722)
Decrease in net assets resulting from distributions to shareholders	(27,521,347)	(17,577,166)	(574,604)	(9,427)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	365,788,376	312,695,629	50,928,361	1,159,911
NET ASSETS
Total increase in net assets	586,995,139	402,010,808	54,344,918	1,142,864
Beginning of period	952,167,333	550,156,525	1,142,864	—
End of period	$1,539,162,472	$952,167,333	$55,487,782	$1,142,864

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock LifePath® Index Retirement Fund
	Institutional
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$13.77	$13.24	$12.20	$14.79	$14.24
Net investment income(a)	0.48	0.41	0.34	0.31	0.31
Net realized and unrealized gain (loss)	1.23	0.53	1.05	(2.57)	0.66
Net increase (decrease) from investment operations	1.71	0.94	1.39	(2.26)	0.97
Distributions(b)
From net investment income	(0.52)	(0.40)	(0.35)	(0.31)	(0.31)
From net realized gain	(0.05)	(0.01)	—	(0.02)	(0.11)
Total distributions	(0.57)	(0.41)	(0.35)	(0.33)	(0.42)
Net asset value, end of year	$14.91	$13.77	$13.24	$12.20	$14.79
Total Return(c)
Based on net asset value	12.41%	7.09%	11.49%	(15.31)%	6.86%
Ratios to Average Net Assets(d)
Total expenses	0.15%	0.15%	0.15%	0.16%	0.17%
Total expenses after fees waived and/or reimbursed	0.12%	0.12%	0.11%	0.11%	0.11%
Net investment income	3.32%	2.96%	2.67%	2.35%	2.11%
Supplemental Data
Net assets, end of year (000)	$498,128	$510,261	$375,484	$380,959	$533,068
Portfolio turnover rate(e)	17%	39%	16%	71%	9%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index Retirement Fund (continued)
	Investor A
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$13.76	$13.23	$12.19	$14.77	$14.22
Net investment income(a)	0.43	0.37	0.30	0.27	0.27
Net realized and unrealized gain (loss)	1.23	0.54	1.05	(2.55)	0.67
Net increase (decrease) from investment operations	1.66	0.91	1.35	(2.28)	0.94
Distributions(b)
From net investment income	(0.47)	(0.37)	(0.31)	(0.28)	(0.28)
From net realized gain	(0.05)	(0.01)	—	(0.02)	(0.11)
Total distributions	(0.52)	(0.38)	(0.31)	(0.30)	(0.39)
Net asset value, end of year	$14.90	$13.76	$13.23	$12.19	$14.77
Total Return(c)
Based on net asset value	12.10%	6.82%	11.22%	(15.48)%	6.60%
Ratios to Average Net Assets(d)
Total expenses	0.40%	0.40%	0.40%	0.41%	0.42%
Total expenses after fees waived and/or reimbursed	0.37%	0.37%	0.36%	0.36%	0.36%
Net investment income	2.97%	2.68%	2.40%	2.10%	1.85%
Supplemental Data
Net assets, end of year (000)	$149,695	$177,458	$148,579	$171,553	$232,876
Portfolio turnover rate(e)	17%	39%	16%	71%	9%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index Retirement Fund (continued)
	Investor P
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$13.74	$13.21	$12.18	$14.76	$14.21
Net investment income(a)	0.45	0.36	0.31	0.27	0.27
Net realized and unrealized gain (loss)	1.22	0.55	1.03	(2.55)	0.67
Net increase (decrease) from investment operations	1.67	0.91	1.34	(2.28)	0.94
Distributions(b)
From net investment income	(0.48)	(0.37)	(0.31)	(0.28)	(0.28)
From net realized gain	(0.05)	(0.01)	—	(0.02)	(0.11)
Total distributions	(0.53)	(0.38)	(0.31)	(0.30)	(0.39)
Net asset value, end of year	$14.88	$13.74	$13.21	$12.18	$14.76
Total Return(c)
Based on net asset value	12.17%	6.84%	11.15%	(15.49)%	6.61%
Ratios to Average Net Assets(d)
Total expenses	0.40%	0.40%	0.40%	0.41%	0.42%
Total expenses after fees waived and/or reimbursed	0.37%	0.37%	0.36%	0.36%	0.36%
Net investment income	3.07%	2.65%	2.42%	2.11%	1.86%
Supplemental Data
Net assets, end of year (000)	$1,904,696	$1,901,534	$1,882,404	$1,912,268	$2,580,045
Portfolio turnover rate(e)	17%	39%	16%	71%	9%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index Retirement Fund (continued)
	Class K
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$13.76	$13.23	$12.20	$14.78	$14.23
Net investment income(a)	0.49	0.43	0.35	0.32	0.32
Net realized and unrealized gain (loss)	1.23	0.52	1.03	(2.56)	0.66
Net increase (decrease) from investment operations	1.72	0.95	1.38	(2.24)	0.98
Distributions(b)
From net investment income	(0.53)	(0.41)	(0.35)	(0.32)	(0.32)
From net realized gain	(0.05)	(0.01)	—	(0.02)	(0.11)
Total distributions	(0.58)	(0.42)	(0.35)	(0.34)	(0.43)
Net asset value, end of year	$14.90	$13.76	$13.23	$12.20	$14.78
Total Return(c)
Based on net asset value	12.48%	7.15%	11.47%	(15.20)%	6.92%
Ratios to Average Net Assets(d)
Total expenses	0.10%	0.10%	0.10%	0.11%	0.12%
Total expenses after fees waived and/or reimbursed	0.07%	0.07%	0.06%	0.06%	0.06%
Net investment income	3.35%	3.10%	2.73%	2.43%	2.17%
Supplemental Data
Net assets, end of year (000)	$10,628,022	$10,870,320	$5,069,289	$4,712,358	$5,739,227
Portfolio turnover rate(e)	17%	39%	16%	71%	9%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2030 Fund
	Institutional
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$17.09	$16.08	$14.40	$17.68	$16.30
Net investment income(a)	0.56	0.47	0.40	0.35	0.37
Net realized and unrealized gain (loss)	1.86	1.01	1.68	(3.27)	1.47
Net increase (decrease) from investment operations	2.42	1.48	2.08	(2.92)	1.84
Distributions(b)
From net investment income	(0.58)	(0.47)	(0.40)	(0.34)	(0.37)
From net realized gain	(0.04)	—	—	(0.02)	(0.09)
Total distributions	(0.62)	(0.47)	(0.40)	(0.36)	(0.46)
Net asset value, end of year	$18.89	$17.09	$16.08	$14.40	$17.68
Total Return(c)
Based on net asset value	14.12%	9.19%	14.58%	(16.49)%	11.35%
Ratios to Average Net Assets(d)
Total expenses	0.15%	0.15%	0.15%	0.16%	0.16%
Total expenses after fees waived and/or reimbursed	0.12%	0.11%	0.11%	0.11%	0.10%
Net investment income	3.05%	2.74%	2.60%	2.26%	2.14%
Supplemental Data
Net assets, end of year (000)	$595,668	$568,682	$555,486	$504,974	$661,550
Portfolio turnover rate(e)	21%	26%	10%	50%	9%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2030 Fund (continued)
	Investor A
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$17.09	$16.08	$14.40	$17.68	$16.29
Net investment income(a)	0.50	0.41	0.35	0.31	0.32
Net realized and unrealized gain (loss)	1.88	1.02	1.69	(3.27)	1.48
Net increase (decrease) from investment operations	2.38	1.43	2.04	(2.96)	1.80
Distributions(b)
From net investment income	(0.52)	(0.42)	(0.36)	(0.30)	(0.32)
From net realized gain	(0.04)	—	—	(0.02)	(0.09)
Total distributions	(0.56)	(0.42)	(0.36)	(0.32)	(0.41)
Net asset value, end of year	$18.91	$17.09	$16.08	$14.40	$17.68
Total Return(c)
Based on net asset value	13.91%	8.88%	14.29%	(16.71)%	11.13%
Ratios to Average Net Assets(d)
Total expenses	0.40%	0.40%	0.40%	0.41%	0.41%
Total expenses after fees waived and/or reimbursed	0.37%	0.36%	0.36%	0.35%	0.35%
Net investment income	2.74%	2.43%	2.33%	1.99%	1.85%
Supplemental Data
Net assets, end of year (000)	$121,296	$143,638	$175,082	$180,699	$235,293
Portfolio turnover rate(e)	21%	26%	10%	50%	9%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2030 Fund (continued)
	Investor P
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$17.07	$16.06	$14.39	$17.66	$16.28
Net investment income(a)	0.51	0.42	0.36	0.31	0.32
Net realized and unrealized gain (loss)	1.86	1.02	1.67	(3.26)	1.47
Net increase (decrease) from investment operations	2.37	1.44	2.03	(2.95)	1.79
Distributions(b)
From net investment income	(0.53)	(0.43)	(0.36)	(0.30)	(0.32)
From net realized gain	(0.04)	—	—	(0.02)	(0.09)
Total distributions	(0.57)	(0.43)	(0.36)	(0.32)	(0.41)
Net asset value, end of year	$18.87	$17.07	$16.06	$14.39	$17.66
Total Return(c)
Based on net asset value	13.86%	8.93%	14.23%	(16.68)%	11.08%
Ratios to Average Net Assets(d)
Total expenses	0.40%	0.40%	0.40%	0.41%	0.41%
Total expenses after fees waived and/or reimbursed	0.37%	0.36%	0.36%	0.35%	0.35%
Net investment income	2.80%	2.49%	2.35%	2.00%	1.88%
Supplemental Data
Net assets, end of year (000)	$1,857,989	$1,784,202	$1,791,479	$1,683,132	$2,196,216
Portfolio turnover rate(e)	21%	26%	10%	50%	9%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2030 Fund (continued)
	Class K
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$17.07	$16.06	$14.39	$17.66	$16.28
Net investment income(a)	0.57	0.48	0.41	0.36	0.38
Net realized and unrealized gain (loss)	1.86	1.01	1.67	(3.26)	1.47
Net increase (decrease) from investment operations	2.43	1.49	2.08	(2.90)	1.85
Distributions(b)
From net investment income	(0.59)	(0.48)	(0.41)	(0.35)	(0.38)
From net realized gain	(0.04)	—	—	(0.02)	(0.09)
Total distributions	(0.63)	(0.48)	(0.41)	(0.37)	(0.47)
Net asset value, end of year	$18.87	$17.07	$16.06	$14.39	$17.66
Total Return(c)
Based on net asset value	14.19%	9.26%	14.57%	(16.41)%	11.42%
Ratios to Average Net Assets(d)
Total expenses	0.10%	0.10%	0.10%	0.11%	0.11%
Total expenses after fees waived and/or reimbursed	0.07%	0.06%	0.06%	0.06%	0.05%
Net investment income	3.11%	2.80%	2.67%	2.34%	2.22%
Supplemental Data
Net assets, end of year (000)	$10,958,264	$10,115,904	$9,328,904	$7,701,495	$8,345,340
Portfolio turnover rate(e)	21%	26%	10%	50%	9%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2035 Fund
	Institutional
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$18.89	$17.46	$15.36	$18.96	$17.07
Net investment income(a)	0.56	0.48	0.41	0.36	0.40
Net realized and unrealized gain (loss)	2.47	1.43	2.10	(3.59)	1.94
Net increase (decrease) from investment operations	3.03	1.91	2.51	(3.23)	2.34
Distributions(b)
From net investment income	(0.57)	(0.48)	(0.41)	(0.35)	(0.39)
From net realized gain	(0.04)	—	—	(0.02)	(0.06)
Total distributions	(0.61)	(0.48)	(0.41)	(0.37)	(0.45)
Net asset value, end of year	$21.31	$18.89	$17.46	$15.36	$18.96
Total Return(c)
Based on net asset value	16.02%	10.91%	16.51%	(17.06)%	13.78%
Ratios to Average Net Assets(d)
Total expenses	0.15%	0.15%	0.16%	0.16%	0.16%
Total expenses after fees waived and/or reimbursed	0.12%	0.11%	0.11%	0.10%	0.10%
Net investment income	2.75%	2.60%	2.53%	2.18%	2.17%
Supplemental Data
Net assets, end of year (000)	$233,477	$226,250	$210,653	$176,179	$197,919
Portfolio turnover rate(e)	19%	20%	8%	39%	9%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2035 Fund (continued)
	Investor A
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$18.86	$17.42	$15.32	$18.91	$17.03
Net investment income(a)	0.50	0.41	0.37	0.31	0.34
Net realized and unrealized gain (loss)	2.46	1.45	2.10	(3.57)	1.94
Net increase (decrease) from investment operations	2.96	1.86	2.47	(3.26)	2.28
Distributions(b)
From net investment income	(0.51)	(0.42)	(0.37)	(0.31)	(0.34)
From net realized gain	(0.04)	—	—	(0.02)	(0.06)
Total distributions	(0.55)	(0.42)	(0.37)	(0.33)	(0.40)
Net asset value, end of year	$21.27	$18.86	$17.42	$15.32	$18.91
Total Return(c)
Based on net asset value	15.70%	10.63%	16.26%	(17.27)%	13.46%
Ratios to Average Net Assets(d)
Total expenses	0.40%	0.40%	0.41%	0.41%	0.41%
Total expenses after fees waived and/or reimbursed	0.37%	0.36%	0.36%	0.35%	0.35%
Net investment income	2.47%	2.20%	2.26%	1.91%	1.83%
Supplemental Data
Net assets, end of year (000)	$84,851	$85,774	$128,043	$119,861	$154,072
Portfolio turnover rate(e)	19%	20%	8%	39%	9%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2035 Fund (continued)
	Investor P
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$18.79	$17.38	$15.28	$18.88	$17.00
Net investment income(a)	0.51	0.44	0.38	0.32	0.37
Net realized and unrealized gain (loss)	2.44	1.41	2.09	(3.59)	1.92
Net increase (decrease) from investment operations	2.95	1.85	2.47	(3.27)	2.29
Distributions(b)
From net investment income	(0.52)	(0.44)	(0.37)	(0.31)	(0.35)
From net realized gain	(0.04)	—	—	(0.02)	(0.06)
Total distributions	(0.56)	(0.44)	(0.37)	(0.33)	(0.41)
Net asset value, end of year	$21.18	$18.79	$17.38	$15.28	$18.88
Total Return(c)
Based on net asset value	15.69%	10.61%	16.31%	(17.34)%	13.52%
Ratios to Average Net Assets(d)
Total expenses	0.40%	0.40%	0.41%	0.41%	0.41%
Total expenses after fees waived and/or reimbursed	0.37%	0.36%	0.36%	0.35%	0.35%
Net investment income	2.54%	2.39%	2.30%	1.95%	2.02%
Supplemental Data
Net assets, end of year (000)	$86,927	$69,602	$52,819	$41,439	$42,291
Portfolio turnover rate(e)	19%	20%	8%	39%	9%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2035 Fund (continued)
	Class K
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$18.87	$17.44	$15.34	$18.95	$17.06
Net investment income(a)	0.57	0.50	0.42	0.37	0.41
Net realized and unrealized gain (loss)	2.47	1.42	2.10	(3.60)	1.94
Net increase (decrease) from investment operations	3.04	1.92	2.52	(3.23)	2.35
Distributions(b)
From net investment income	(0.58)	(0.49)	(0.42)	(0.36)	(0.40)
From net realized gain	(0.04)	—	—	(0.02)	(0.06)
Total distributions	(0.62)	(0.49)	(0.42)	(0.38)	(0.46)
Net asset value, end of year	$21.29	$18.87	$17.44	$15.34	$18.95
Total Return(c)
Based on net asset value	16.09%	10.98%	16.59%	(17.07)%	13.84%
Ratios to Average Net Assets(d)
Total expenses	0.10%	0.10%	0.11%	0.11%	0.11%
Total expenses after fees waived and/or reimbursed	0.07%	0.06%	0.06%	0.05%	0.05%
Net investment income	2.81%	2.67%	2.60%	2.24%	2.24%
Supplemental Data
Net assets, end of year (000)	$11,214,997	$9,706,419	$8,391,419	$6,457,504	$6,914,380
Portfolio turnover rate(e)	19%	20%	8%	39%	9%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2040 Fund
	Institutional
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$20.44	$18.61	$16.08	$19.99	$17.66
Net investment income(a)	0.57	0.49	0.42	0.35	0.41
Net realized and unrealized gain (loss)	3.03	1.86	2.53	(3.89)	2.40
Net increase (decrease) from investment operations	3.60	2.35	2.95	(3.54)	2.81
Distributions(b)
From net investment income	(0.58)	(0.50)	(0.42)	(0.35)	(0.41)
From net realized gain	(0.17)	(0.02)	—	(0.02)	(0.07)
Total distributions	(0.75)	(0.52)	(0.42)	(0.37)	(0.48)
Net asset value, end of year	$23.29	$20.44	$18.61	$16.08	$19.99
Total Return(c)
Based on net asset value	17.60%	12.61%	18.52%	(17.70)%	15.99%
Ratios to Average Net Assets(d)
Total expenses	0.16%	0.16%	0.16%	0.16%	0.16%
Total expenses after fees waived and/or reimbursed	0.11%	0.11%	0.11%	0.10%	0.10%
Net investment income	2.58%	2.45%	2.44%	2.05%	2.14%
Supplemental Data
Net assets, end of year (000)	$832,738	$742,895	$707,256	$592,121	$733,350
Portfolio turnover rate(e)	16%	21%	7%	29%	7%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2040 Fund (continued)
	Investor A
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$20.41	$18.57	$16.05	$19.95	$17.63
Net investment income(a)	0.50	0.42	0.38	0.30	0.35
Net realized and unrealized gain (loss)	3.02	1.88	2.52	(3.88)	2.40
Net increase (decrease) from investment operations	3.52	2.30	2.90	(3.58)	2.75
Distributions(b)
From net investment income	(0.51)	(0.44)	(0.38)	(0.30)	(0.36)
From net realized gain	(0.17)	(0.02)	—	(0.02)	(0.07)
Total distributions	(0.68)	(0.46)	(0.38)	(0.32)	(0.43)
Net asset value, end of year	$23.25	$20.41	$18.57	$16.05	$19.95
Total Return(c)
Based on net asset value	17.27%	12.38%	18.20%	(17.90)%	15.67%
Ratios to Average Net Assets(d)
Total expenses	0.41%	0.41%	0.41%	0.41%	0.41%
Total expenses after fees waived and/or reimbursed	0.36%	0.36%	0.36%	0.35%	0.35%
Net investment income	2.28%	2.10%	2.17%	1.77%	1.84%
Supplemental Data
Net assets, end of year (000)	$121,812	$122,201	$147,637	$138,977	$179,444
Portfolio turnover rate(e)	16%	21%	7%	29%	7%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2040 Fund (continued)
	Investor P
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$20.38	$18.56	$16.04	$19.94	$17.61
Net investment income(a)	0.51	0.44	0.38	0.31	0.36
Net realized and unrealized gain (loss)	3.02	1.85	2.52	(3.89)	2.40
Net increase (decrease) from investment operations	3.53	2.29	2.90	(3.58)	2.76
Distributions(b)
From net investment income	(0.52)	(0.45)	(0.38)	(0.30)	(0.36)
From net realized gain	(0.17)	(0.02)	—	(0.02)	(0.07)
Total distributions	(0.69)	(0.47)	(0.38)	(0.32)	(0.43)
Net asset value, end of year	$23.22	$20.38	$18.56	$16.04	$19.94
Total Return(c)
Based on net asset value	17.33%	12.31%	18.21%	(17.91)%	15.75%
Ratios to Average Net Assets(d)
Total expenses	0.41%	0.41%	0.41%	0.41%	0.41%
Total expenses after fees waived and/or reimbursed	0.36%	0.36%	0.36%	0.35%	0.35%
Net investment income	2.32%	2.20%	2.18%	1.79%	1.89%
Supplemental Data
Net assets, end of year (000)	$1,853,217	$1,671,959	$1,580,926	$1,411,638	$1,794,746
Portfolio turnover rate(e)	16%	21%	7%	29%	7%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2040 Fund (continued)
	Class K
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$20.44	$18.61	$16.08	$19.99	$17.66
Net investment income(a)	0.58	0.51	0.43	0.36	0.43
Net realized and unrealized gain (loss)	3.03	1.85	2.53	(3.90)	2.39
Net increase (decrease) from investment operations	3.61	2.36	2.96	(3.54)	2.82
Distributions(b)
From net investment income	(0.59)	(0.51)	(0.43)	(0.35)	(0.42)
From net realized gain	(0.17)	(0.02)	—	(0.02)	(0.07)
Total distributions	(0.76)	(0.53)	(0.43)	(0.37)	(0.49)
Net asset value, end of year	$23.29	$20.44	$18.61	$16.08	$19.99
Total Return(c)
Based on net asset value	17.66%	12.66%	18.58%	(17.65)%	16.05%
Ratios to Average Net Assets(d)
Total expenses	0.11%	0.11%	0.11%	0.11%	0.11%
Total expenses after fees waived and/or reimbursed	0.06%	0.06%	0.06%	0.05%	0.05%
Net investment income	2.63%	2.52%	2.51%	2.13%	2.23%
Supplemental Data
Net assets, end of year (000)	$11,819,404	$10,179,794	$8,810,783	$6,694,192	$7,084,966
Portfolio turnover rate(e)	16%	21%	7%	29%	7%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2045 Fund
	Institutional
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$22.19	$19.85	$16.89	$21.04	$18.29
Net investment income(a)	0.58	0.50	0.43	0.35	0.43
Net realized and unrealized gain (loss)	3.64	2.34	2.96	(4.16)	2.81
Net increase (decrease) from investment operations	4.22	2.84	3.39	(3.81)	3.24
Distributions(b)
From net investment income	(0.58)	(0.50)	(0.43)	(0.34)	(0.43)
From net realized gain	(0.13)	—	—	(0.00)(c)	(0.06)
Total distributions	(0.71)	(0.50)	(0.43)	(0.34)	(0.49)
Net asset value, end of year	$25.70	$22.19	$19.85	$16.89	$21.04
Total Return(d)
Based on net asset value	19.02%	14.26%	20.24%	(18.10)%	17.76%
Ratios to Average Net Assets(e)
Total expenses	0.16%	0.16%	0.16%	0.16%	0.16%
Total expenses after fees waived and/or reimbursed	0.12%	0.11%	0.11%	0.10%	0.10%
Net investment income	2.40%	2.32%	2.35%	1.94%	2.16%
Supplemental Data
Net assets, end of year (000)	$210,863	$191,214	$171,849	$146,616	$159,947
Portfolio turnover rate(f)	16%	18%	6%	16%	7%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2045 Fund (continued)
	Investor A
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$22.15	$19.80	$16.85	$20.99	$18.25
Net investment income(a)	0.50	0.40	0.39	0.30	0.36
Net realized and unrealized gain (loss)	3.65	2.38	2.95	(4.15)	2.81
Net increase (decrease) from investment operations	4.15	2.78	3.34	(3.85)	3.17
Distributions(b)
From net investment income	(0.51)	(0.43)	(0.39)	(0.29)	(0.37)
From net realized gain	(0.13)	—	—	(0.00)(c)	(0.06)
Total distributions	(0.64)	(0.43)	(0.39)	(0.29)	(0.43)
Net asset value, end of year	$25.66	$22.15	$19.80	$16.85	$20.99
Total Return(d)
Based on net asset value	18.76%	13.98%	19.93%	(18.31)%	17.44%
Ratios to Average Net Assets(e)
Total expenses	0.41%	0.41%	0.41%	0.41%	0.41%
Total expenses after fees waived and/or reimbursed	0.37%	0.36%	0.36%	0.35%	0.35%
Net investment income	2.08%	1.87%	2.11%	1.68%	1.81%
Supplemental Data
Net assets, end of year (000)	$83,411	$79,259	$115,975	$102,379	$121,865
Portfolio turnover rate(f)	16%	18%	6%	16%	7%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2045 Fund (continued)
	Investor P
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$22.08	$19.76	$16.81	$20.95	$18.22
Net investment income(a)	0.54	0.46	0.40	0.31	0.40
Net realized and unrealized gain (loss)	3.60	2.31	2.94	(4.15)	2.77
Net increase (decrease) from investment operations	4.14	2.77	3.34	(3.84)	3.17
Distributions(b)
From net investment income	(0.53)	(0.45)	(0.39)	(0.30)	(0.38)
From net realized gain	(0.13)	—	—	(0.00)(c)	(0.06)
Total distributions	(0.66)	(0.45)	(0.39)	(0.30)	(0.44)
Net asset value, end of year	$25.56	$22.08	$19.76	$16.81	$20.95
Total Return(d)
Based on net asset value	18.74%	13.98%	20.00%	(18.33)%	17.44%
Ratios to Average Net Assets(e)
Total expenses	0.41%	0.41%	0.41%	0.41%	0.41%
Total expenses after fees waived and/or reimbursed	0.37%	0.36%	0.36%	0.35%	0.35%
Net investment income	2.24%	2.12%	2.19%	1.75%	1.98%
Supplemental Data
Net assets, end of year (000)	$46,699	$31,232	$23,549	$14,413	$12,722
Portfolio turnover rate(f)	16%	18%	6%	16%	7%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2045 Fund (continued)
	Class K
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$22.21	$19.86	$16.90	$21.05	$18.30
Net investment income(a)	0.59	0.52	0.45	0.36	0.45
Net realized and unrealized gain (loss)	3.65	2.34	2.95	(4.16)	2.80
Net increase (decrease) from investment operations	4.24	2.86	3.40	(3.80)	3.25
Distributions(b)
From net investment income	(0.59)	(0.51)	(0.44)	(0.35)	(0.44)
From net realized gain	(0.13)	—	—	(0.00)(c)	(0.06)
Total distributions	(0.72)	(0.51)	(0.44)	(0.35)	(0.50)
Net asset value, end of year	$25.73	$22.21	$19.86	$16.90	$21.05
Total Return(d)
Based on net asset value	19.10%	14.36%	20.29%	(18.05)%	17.81%
Ratios to Average Net Assets(e)
Total expenses	0.11%	0.11%	0.11%	0.11%	0.11%
Total expenses after fees waived and/or reimbursed	0.07%	0.06%	0.06%	0.05%	0.05%
Net investment income	2.45%	2.40%	2.44%	1.99%	2.24%
Supplemental Data
Net assets, end of year (000)	$10,329,421	$8,679,973	$7,152,354	$5,170,776	$5,476,173
Portfolio turnover rate(f)	16%	18%	6%	16%	7%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2050 Fund
	Institutional
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$23.24	$20.59	$17.36	$21.69	$18.68
Net investment income(a)	0.57	0.50	0.43	0.34	0.44
Net realized and unrealized gain (loss)	4.25	2.72	3.23	(4.32)	3.04
Net increase (decrease) from investment operations	4.82	3.22	3.66	(3.98)	3.48
Distributions(b)
From net investment income	(0.57)	(0.50)	(0.43)	(0.32)	(0.43)
From net realized gain	(0.19)	(0.07)	—	(0.03)	(0.04)
Total distributions	(0.76)	(0.57)	(0.43)	(0.35)	(0.47)
Net asset value, end of year	$27.30	$23.24	$20.59	$17.36	$21.69
Total Return(c)
Based on net asset value	20.71%	15.59%	21.23%	(18.32)%	18.69%
Ratios to Average Net Assets(d)
Total expenses	0.16%	0.16%	0.16%	0.16%	0.16%
Total expenses after fees waived and/or reimbursed	0.12%	0.11%	0.11%	0.10%	0.10%
Net investment income	2.24%	2.20%	2.28%	1.82%	2.14%
Supplemental Data
Net assets, end of year (000)	$216,530	$194,422	$174,129	$132,970	$161,630
Portfolio turnover rate(e)	13%	16%	5%	11%	6%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2050 Fund (continued)
	Investor A
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$23.19	$20.54	$17.31	$21.63	$18.63
Net investment income(a)	0.49	0.41	0.38	0.29	0.37
Net realized and unrealized gain (loss)	4.24	2.74	3.23	(4.30)	3.04
Net increase (decrease) from investment operations	4.73	3.15	3.61	(4.01)	3.41
Distributions(b)
From net investment income	(0.50)	(0.43)	(0.38)	(0.28)	(0.37)
From net realized gain	(0.19)	(0.07)	—	(0.03)	(0.04)
Total distributions	(0.69)	(0.50)	(0.38)	(0.31)	(0.41)
Net asset value, end of year	$27.23	$23.19	$20.54	$17.31	$21.63
Total Return(c)
Based on net asset value	20.38%	15.30%	21.00%	(18.54)%	18.38%
Ratios to Average Net Assets(d)
Total expenses	0.41%	0.41%	0.41%	0.41%	0.41%
Total expenses after fees waived and/or reimbursed	0.37%	0.36%	0.36%	0.35%	0.35%
Net investment income	1.94%	1.81%	2.02%	1.56%	1.81%
Supplemental Data
Net assets, end of year (000)	$103,384	$94,463	$117,251	$102,124	$119,705
Portfolio turnover rate(e)	13%	16%	5%	11%	6%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2050 Fund (continued)
	Investor P
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$23.15	$20.52	$17.30	$21.61	$18.62
Net investment income(a)	0.49	0.44	0.38	0.29	0.38
Net realized and unrealized gain (loss)	4.24	2.70	3.22	(4.29)	3.02
Net increase (decrease) from investment operations	4.73	3.14	3.60	(4.00)	3.40
Distributions(b)
From net investment income	(0.50)	(0.44)	(0.38)	(0.28)	(0.37)
From net realized gain	(0.19)	(0.07)	—	(0.03)	(0.04)
Total distributions	(0.69)	(0.51)	(0.38)	(0.31)	(0.41)
Net asset value, end of year	$27.19	$23.15	$20.52	$17.30	$21.61
Total Return(c)
Based on net asset value	20.43%	15.27%	20.95%	(18.51)%	18.35%
Ratios to Average Net Assets(d)
Total expenses	0.41%	0.41%	0.41%	0.41%	0.41%
Total expenses after fees waived and/or reimbursed	0.37%	0.36%	0.36%	0.35%	0.35%
Net investment income	1.97%	1.96%	2.02%	1.55%	1.87%
Supplemental Data
Net assets, end of year (000)	$714,668	$618,190	$557,747	$470,795	$592,827
Portfolio turnover rate(e)	13%	16%	5%	11%	6%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2050 Fund (continued)
	Class K
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$23.24	$20.59	$17.35	$21.69	$18.68
Net investment income(a)	0.58	0.52	0.45	0.35	0.46
Net realized and unrealized gain (loss)	4.24	2.71	3.23	(4.33)	3.03
Net increase (decrease) from investment operations	4.82	3.23	3.68	(3.98)	3.49
Distributions(b)
From net investment income	(0.58)	(0.51)	(0.44)	(0.33)	(0.44)
From net realized gain	(0.19)	(0.07)	—	(0.03)	(0.04)
Total distributions	(0.77)	(0.58)	(0.44)	(0.36)	(0.48)
Net asset value, end of year	$27.29	$23.24	$20.59	$17.35	$21.69
Total Return(c)
Based on net asset value	20.72%	15.65%	21.36%	(18.33)%	18.75%
Ratios to Average Net Assets(d)
Total expenses	0.11%	0.11%	0.11%	0.11%	0.11%
Total expenses after fees waived and/or reimbursed	0.07%	0.06%	0.06%	0.05%	0.05%
Net investment income	2.29%	2.28%	2.35%	1.88%	2.23%
Supplemental Data
Net assets, end of year (000)	$10,293,946	$8,488,530	$6,946,353	$4,892,212	$4,988,085
Portfolio turnover rate(e)	13%	16%	5%	11%	6%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2055 Fund
	Institutional
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$24.07	$21.19	$17.80	$22.24	$19.12
Net investment income(a)	0.55	0.50	0.44	0.34	0.46
Net realized and unrealized gain (loss)	4.65	2.94	3.38	(4.43)	3.11
Net increase (decrease) from investment operations	5.20	3.44	3.82	(4.09)	3.57
Distributions(b)
From net investment income	(0.55)	(0.49)	(0.43)	(0.33)	(0.43)
From net realized gain	(0.16)	(0.07)	—	(0.02)	(0.02)
Total distributions	(0.71)	(0.56)	(0.43)	(0.35)	(0.45)
Net asset value, end of year	$28.56	$24.07	$21.19	$17.80	$22.24
Total Return(c)
Based on net asset value	21.58%	16.18%	21.61%	(18.38)%	18.76%
Ratios to Average Net Assets(d)
Total expenses	0.16%	0.16%	0.16%	0.16%	0.16%
Total expenses after fees waived and/or reimbursed	0.12%	0.11%	0.11%	0.10%	0.10%
Net investment income	2.10%	2.13%	2.25%	1.79%	2.15%
Supplemental Data
Net assets, end of year (000)	$163,418	$166,215	$144,447	$111,511	$114,774
Portfolio turnover rate(e)	12%	13%	4%	10%	6%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2055 Fund (continued)
	Investor A
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$24.02	$21.14	$17.76	$22.19	$19.07
Net investment income(a)	0.47	0.40	0.39	0.29	0.38
Net realized and unrealized gain (loss)	4.64	2.97	3.37	(4.42)	3.14
Net increase (decrease) from investment operations	5.11	3.37	3.76	(4.13)	3.52
Distributions(b)
From net investment income	(0.48)	(0.42)	(0.38)	(0.28)	(0.38)
From net realized gain	(0.16)	(0.07)	—	(0.02)	(0.02)
Total distributions	(0.64)	(0.49)	(0.38)	(0.30)	(0.40)
Net asset value, end of year	$28.49	$24.02	$21.14	$17.76	$22.19
Total Return(c)
Based on net asset value	21.25%	15.90%	21.31%	(18.59)%	18.51%
Ratios to Average Net Assets(d)
Total expenses	0.41%	0.41%	0.41%	0.41%	0.41%
Total expenses after fees waived and/or reimbursed	0.37%	0.36%	0.36%	0.35%	0.35%
Net investment income	1.81%	1.74%	1.98%	1.53%	1.82%
Supplemental Data
Net assets, end of year (000)	$80,022	$71,246	$85,659	$72,842	$84,965
Portfolio turnover rate(e)	12%	13%	4%	10%	6%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2055 Fund (continued)
	Investor P
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$23.96	$21.10	$17.74	$22.16	$19.05
Net investment income(a)	0.52	0.45	0.39	0.29	0.42
Net realized and unrealized gain (loss)	4.59	2.92	3.36	(4.41)	3.09
Net increase (decrease) from investment operations	5.11	3.37	3.75	(4.12)	3.51
Distributions(b)
From net investment income	(0.50)	(0.44)	(0.39)	(0.28)	(0.38)
From net realized gain	(0.16)	(0.07)	—	(0.02)	(0.02)
Total distributions	(0.66)	(0.51)	(0.39)	(0.30)	(0.40)
Net asset value, end of year	$28.41	$23.96	$21.10	$17.74	$22.16
Total Return(c)
Based on net asset value	21.27%	15.93%	21.23%	(18.55)%	18.50%
Ratios to Average Net Assets(d)
Total expenses	0.41%	0.41%	0.41%	0.41%	0.41%
Total expenses after fees waived and/or reimbursed	0.37%	0.36%	0.36%	0.35%	0.35%
Net investment income	1.97%	1.95%	2.01%	1.56%	1.97%
Supplemental Data
Net assets, end of year (000)	$26,367	$17,151	$11,623	$7,427	$6,407
Portfolio turnover rate(e)	12%	13%	4%	10%	6%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2055 Fund (continued)
	Class K
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$24.08	$21.19	$17.81	$22.25	$19.12
Net investment income(a)	0.58	0.52	0.45	0.35	0.48
Net realized and unrealized gain (loss)	4.63	2.95	3.37	(4.44)	3.11
Net increase (decrease) from investment operations	5.21	3.47	3.82	(4.09)	3.59
Distributions(b)
From net investment income	(0.57)	(0.51)	(0.44)	(0.33)	(0.44)
From net realized gain	(0.16)	(0.07)	—	(0.02)	(0.02)
Total distributions	(0.73)	(0.58)	(0.44)	(0.35)	(0.46)
Net asset value, end of year	$28.56	$24.08	$21.19	$17.81	$22.25
Total Return(c)
Based on net asset value	21.59%	16.29%	21.60%	(18.33)%	18.87%
Ratios to Average Net Assets(d)
Total expenses	0.11%	0.11%	0.11%	0.11%	0.11%
Total expenses after fees waived and/or reimbursed	0.07%	0.06%	0.06%	0.05%	0.05%
Net investment income	2.19%	2.21%	2.32%	1.85%	2.24%
Supplemental Data
Net assets, end of year (000)	$7,544,599	$5,986,465	$4,741,826	$3,178,027	$3,128,153
Portfolio turnover rate(e)	12%	13%	4%	10%	6%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2060 Fund
	Institutional
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$21.56	$18.91	$15.88	$19.82	$17.02
Net investment income(a)	0.51	0.45	0.40	0.31	0.42
Net realized and unrealized gain (loss)	4.16	2.63	3.01	(3.96)	2.77
Net increase (decrease) from investment operations	4.67	3.08	3.41	(3.65)	3.19
Distributions(b)
From net investment income	(0.48)	(0.43)	(0.38)	(0.29)	(0.39)
From net realized gain	(0.07)	—	—	—	—
Total distributions	(0.55)	(0.43)	(0.38)	(0.29)	(0.39)
Net asset value, end of year	$25.68	$21.56	$18.91	$15.88	$19.82
Total Return(c)
Based on net asset value	21.66%	16.24%	21.61%	(18.42)%	18.81%
Ratios to Average Net Assets(d)
Total expenses	0.16%	0.16%	0.16%	0.16%	0.16%
Total expenses after fees waived and/or reimbursed	0.12%	0.11%	0.11%	0.10%	0.10%
Net investment income	2.15%	2.16%	2.28%	1.81%	2.23%
Supplemental Data
Net assets, end of year (000)	$102,339	$76,560	$58,804	$37,045	$38,667
Portfolio turnover rate(e)	10%	12%	3%	9%	6%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2060 Fund (continued)
	Investor A
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$21.52	$18.87	$15.85	$19.77	$16.98
Net investment income(a)	0.40	0.36	0.35	0.25	0.35
Net realized and unrealized gain (loss)	4.20	2.65	3.01	(3.93)	2.78
Net increase (decrease) from investment operations	4.60	3.01	3.36	(3.68)	3.13
Distributions(b)
From net investment income	(0.42)	(0.36)	(0.34)	(0.24)	(0.34)
From net realized gain	(0.07)	—	—	—	—
Total distributions	(0.49)	(0.36)	(0.34)	(0.24)	(0.34)
Net asset value, end of year	$25.63	$21.52	$18.87	$15.85	$19.77
Total Return(c)
Based on net asset value	21.37%	15.94%	21.30%	(18.58)%	18.50%
Ratios to Average Net Assets(d)
Total expenses	0.41%	0.41%	0.41%	0.41%	0.41%
Total expenses after fees waived and/or reimbursed	0.37%	0.36%	0.36%	0.35%	0.35%
Net investment income	1.70%	1.74%	2.02%	1.50%	1.88%
Supplemental Data
Net assets, end of year (000)	$25,528	$23,584	$27,943	$18,405	$20,045
Portfolio turnover rate(e)	10%	12%	3%	9%	6%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2060 Fund (continued)
	Investor P
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$21.48	$18.85	$15.84	$19.76	$16.97
Net investment income(a)	0.45	0.40	0.35	0.26	0.38
Net realized and unrealized gain (loss)	4.14	2.61	3.00	(3.93)	2.75
Net increase (decrease) from investment operations	4.59	3.01	3.35	(3.67)	3.13
Distributions(b)
From net investment income	(0.43)	(0.38)	(0.34)	(0.25)	(0.34)
From net realized gain	(0.07)	—	—	—	—
Total distributions	(0.50)	(0.38)	(0.34)	(0.25)	(0.34)
Net asset value, end of year	$25.57	$21.48	$18.85	$15.84	$19.76
Total Return(c)
Based on net asset value	21.35%	15.94%	21.26%	(18.57)%	18.53%
Ratios to Average Net Assets(d)
Total expenses	0.41%	0.41%	0.41%	0.41%	0.41%
Total expenses after fees waived and/or reimbursed	0.37%	0.36%	0.36%	0.35%	0.35%
Net investment income	1.91%	1.95%	2.04%	1.57%	1.99%
Supplemental Data
Net assets, end of year (000)	$32,093	$22,498	$15,926	$9,663	$7,993
Portfolio turnover rate(e)	10%	12%	3%	9%	6%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2060 Fund (continued)
	Class K
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$21.57	$18.92	$15.89	$19.82	$17.03
Net investment income(a)	0.52	0.47	0.41	0.31	0.43
Net realized and unrealized gain (loss)	4.16	2.62	3.01	(3.94)	2.76
Net increase (decrease) from investment operations	4.68	3.09	3.42	(3.63)	3.19
Distributions(b)
From net investment income	(0.49)	(0.44)	(0.39)	(0.30)	(0.40)
From net realized gain	(0.07)	—	—	—	—
Total distributions	(0.56)	(0.44)	(0.39)	(0.30)	(0.40)
Net asset value, end of year	$25.69	$21.57	$18.92	$15.89	$19.82
Total Return(c)
Based on net asset value	21.71%	16.29%	21.66%	(18.32)%	18.80%
Ratios to Average Net Assets(d)
Total expenses	0.11%	0.11%	0.11%	0.11%	0.11%
Total expenses after fees waived and/or reimbursed	0.07%	0.06%	0.06%	0.05%	0.05%
Net investment income	2.19%	2.23%	2.35%	1.87%	2.28%
Supplemental Data
Net assets, end of year (000)	$4,754,768	$3,520,153	$2,562,424	$1,524,706	$1,283,329
Portfolio turnover rate(e)	10%	12%	3%	9%	6%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2065 Fund
	Institutional
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$15.17	$13.29	$11.16	$13.90	$11.92
Net investment income(a)	0.36	0.33	0.29	0.22	0.33
Net realized and unrealized gain (loss)	2.93	1.83	2.10	(2.77)	1.90
Net increase (decrease) from investment operations	3.29	2.16	2.39	(2.55)	2.23
Distributions from net investment income(b)	(0.32)	(0.28)	(0.26)	(0.19)	(0.25)
Net asset value, end of year	$18.14	$15.17	$13.29	$11.16	$13.90
Total Return(c)
Based on net asset value	21.68%	16.22%	21.57%	(18.30)%	18.74%
Ratios to Average Net Assets(d)
Total expenses	0.16%	0.16%	0.17%	0.17%	0.21%
Total expenses after fees waived and/or reimbursed	0.12%	0.11%	0.11%	0.10%	0.09%
Net investment income	2.19%	2.26%	2.37%	1.89%	2.50%
Supplemental Data
Net assets, end of year (000)	$58,253	$36,228	$20,102	$10,487	$6,545
Portfolio turnover rate(e)	9%	10%	3%	8%	9%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2065 Fund (continued)
	Investor A
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$15.16	$13.28	$11.15	$13.90	$11.92
Net investment income(a)	0.34	0.28	0.27	0.19	0.28
Net realized and unrealized gain (loss)	2.90	1.85	2.10	(2.77)	1.92
Net increase (decrease) from investment operations	3.24	2.13	2.37	(2.58)	2.20
Distributions from net investment income(b)	(0.29)	(0.25)	(0.24)	(0.17)	(0.22)
Net asset value, end of year	$18.11	$15.16	$13.28	$11.15	$13.90
Total Return(c)
Based on net asset value	21.36%	15.97%	21.33%	(18.56)%	18.48%
Ratios to Average Net Assets(d)
Total expenses	0.41%	0.41%	0.42%	0.42%	0.46%
Total expenses after fees waived and/or reimbursed	0.37%	0.36%	0.36%	0.35%	0.34%
Net investment income	2.02%	1.93%	2.24%	1.61%	2.08%
Supplemental Data
Net assets, end of year (000)	$8,149	$4,090	$2,930	$1,068	$523
Portfolio turnover rate(e)	9%	10%	3%	8%	9%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2065 Fund (continued)
	Investor P
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$15.15	$13.27	$11.15	$13.89	$11.91
Net investment income(a)	0.32	0.29	0.25	0.19	0.36
Net realized and unrealized gain (loss)	2.91	1.84	2.10	(2.76)	1.84
Net increase (decrease) from investment operations	3.23	2.13	2.35	(2.57)	2.20
Distributions from net investment income(b)	(0.28)	(0.25)	(0.23)	(0.17)	(0.22)
Net asset value, end of year	$18.10	$15.15	$13.27	$11.15	$13.89
Total Return(c)
Based on net asset value	21.33%	16.01%	21.21%	(18.51)%	18.52%
Ratios to Average Net Assets(d)
Total expenses	0.41%	0.41%	0.42%	0.42%	0.46%
Total expenses after fees waived and/or reimbursed	0.37%	0.36%	0.36%	0.35%	0.34%
Net investment income	1.91%	1.99%	2.06%	1.61%	2.68%
Supplemental Data
Net assets, end of year (000)	$18,196	$11,706	$7,200	$4,283	$3,022
Portfolio turnover rate(e)	9%	10%	3%	8%	9%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2065 Fund (continued)
	Class K
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$15.18	$13.29	$11.16	$13.91	$11.92
Net investment income(a)	0.37	0.34	0.30	0.22	0.36
Net realized and unrealized gain (loss)	2.93	1.84	2.10	(2.77)	1.88
Net increase (decrease) from investment operations	3.30	2.18	2.40	(2.55)	2.24
Distributions from net investment income(b)	(0.33)	(0.29)	(0.27)	(0.20)	(0.25)
Net asset value, end of year	$18.15	$15.18	$13.29	$11.16	$13.91
Total Return(c)
Based on net asset value	21.72%	16.34%	21.62%	(18.32)%	18.87%
Ratios to Average Net Assets(d)
Total expenses	0.11%	0.11%	0.12%	0.12%	0.16%
Total expenses after fees waived and/or reimbursed	0.07%	0.06%	0.06%	0.05%	0.04%
Net investment income	2.25%	2.31%	2.44%	1.92%	2.67%
Supplemental Data
Net assets, end of year (000)	$1,454,565	$900,143	$519,925	$234,115	$123,833
Portfolio turnover rate(e)	9%	10%	3%	8%	9%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2070 Fund
	Institutional
	Year Ended 12/31/25	Period from 09/24/24(a) to 12/31/24

Net asset value, beginning of period	$9.83	$10.00
Net investment income(b)	0.42	0.10
Net realized and unrealized gain (loss)	1.79	(0.18)
Net increase (decrease) from investment operations	2.21	(0.08)
Distributions from net investment income(c)	(0.13)	(0.09)
Net asset value, end of period	$11.91	$9.83
Total Return(d)
Based on net asset value	22.43%	(0.77)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.69%	3.28%(g)(h)
Total expenses after fees waived and/or reimbursed	0.16%	0.12%(g)
Net investment income	3.84%	3.53%(g)
Supplemental Data
Net assets, end of period (000)	$1,398	$98
Portfolio turnover rate(i)	11%	8%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 8.86%.
(i)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2070 Fund (continued)
	Investor A
	Year Ended 12/31/25	Period from 09/24/24(a) to 12/31/24

Net asset value, beginning of period	$9.83	$10.00
Net investment income(b)	0.37	0.09
Net realized and unrealized gain (loss)	1.80	(0.17)
Net increase (decrease) from investment operations	2.17	(0.08)
Distributions from net investment income(c)	(0.11)	(0.09)
Net asset value, end of period	$11.89	$9.83
Total Return(d)
Based on net asset value	22.04%	(0.84)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.87%	3.53%(g)(h)
Total expenses after fees waived and/or reimbursed	0.40%	0.38%(g)
Net investment income	3.42%	3.26%(g)
Supplemental Data
Net assets, end of period (000)	$238	$98
Portfolio turnover rate(i)	11%	8%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 9.10%.
(i)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2070 Fund (continued)
	Investor P
	Year Ended 12/31/25	Period from 09/24/24(a) to 12/31/24

Net asset value, beginning of period	$9.83	$10.00
Net investment income(b)	0.46	0.09
Net realized and unrealized gain (loss)	1.71	(0.17)
Net increase (decrease) from investment operations	2.17	(0.08)
Distributions from net investment income(c)	(0.12)	(0.09)
Net asset value, end of period	$11.88	$9.83
Total Return(d)
Based on net asset value	22.07%	(0.84)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.81%	3.53%(g)(h)
Total expenses after fees waived and/or reimbursed	0.39%	0.38%(g)
Net investment income	4.21%	3.27%(g)
Supplemental Data
Net assets, end of period (000)	$559	$98
Portfolio turnover rate(i)	11%	8%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 9.10%.
(i)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2070 Fund (continued)
	Class K
	Year Ended 12/31/25	Period from 09/24/24(a) to 12/31/24

Net asset value, beginning of period	$9.83	$10.00
Net investment income(b)	0.33	0.10
Net realized and unrealized gain (loss)	1.88	(0.17)
Net increase (decrease) from investment operations	2.21	(0.07)
Distributions from net investment income(c)	(0.13)	(0.10)
Net asset value, end of period	$11.91	$9.83
Total Return(d)
Based on net asset value	22.48%	(0.76)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.25%	3.23%(g)(h)
Total expenses after fees waived and/or reimbursed	0.06%	0.08%(g)
Net investment income	2.96%	3.57%(g)
Supplemental Data
Net assets, end of period (000)	$53,293	$848
Portfolio turnover rate(i)	11%	8%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 8.80%.
(i)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements

1.
ORGANIZATION
BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Delaware statutory trust.  The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Fund Name	Herein Referred To As	Diversification Classification
BlackRock LifePath® Index Retirement Fund	LifePath Index Retirement Fund	Diversified
BlackRock LifePath® Index 2030 Fund	LifePath Index 2030 Fund	Diversified
BlackRock LifePath® Index 2035 Fund	LifePath Index 2035 Fund	Diversified
BlackRock LifePath® Index 2040 Fund	LifePath Index 2040 Fund	Diversified
BlackRock LifePath® Index 2045 Fund	LifePath Index 2045 Fund	Diversified
BlackRock LifePath® Index 2050 Fund	LifePath Index 2050 Fund	Diversified
BlackRock LifePath® Index 2055 Fund	LifePath Index 2055 Fund	Diversified
BlackRock LifePath® Index 2060 Fund	LifePath Index 2060 Fund	Diversified
BlackRock LifePath® Index 2065 Fund	LifePath Index 2065 Fund	Diversified
BlackRock LifePath® Index 2070 Fund	LifePath Index 2070 Fund	Diversified
As of period end, the investment of LifePath Index Retirement Fund, LifePath Index 2030 Fund, LifePath Index 2035 Fund, LifePath Index 2040 Fund, LifePath Index 2045 Fund, LifePath Index 2050 Fund, LifePath Index 2055 Fund, LifePath Index 2060 Fund, LifePath Index 2065 Fund and LifePath Index 2070 Fund in Large Cap Index Master Portfolio represented 22.6%, 28.6%, 35.1%, 40.8%, 46.2%, 51.9%, 55.1%, 55.8%, 55.8% and 56.0%, respectively, of net assets. As such, financial statements of Large Cap Index Master Portfolio, including the Schedules of Investments, should be read in conjunction with each respective Fund’s financial statements. Large Cap Index Master Portfolio’s financial statements are available, without charge, on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at sec.gov.
The Funds will generally invest in other registered investment companies (each, an “Underlying Fund” and collectively, the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates, which are affiliates of the Funds. The Funds may also invest in other master portfolios (“Underlying Master Portfolios”) that are managed by subsidiaries of BlackRock.
The value of a Fund’s investment in Large Cap Index Master Portfolio and Master Small Cap Index Series reflects that Fund’s proportionate interest in the net assets of that master portfolio. As of period end, the Funds held interests in Underlying Master Portfolios as follows:
Fund Name	Large Cap Index Master Portfolio	Master Small Cap Index Series
LifePath Index Retirement Fund	7.9%	1.4%
LifePath Index 2030 Fund	10.3	1.3
LifePath Index 2035 Fund	10.9	2.4
LifePath Index 2040 Fund	15.9	5.1
LifePath Index 2045 Fund	13.2	5.5
LifePath Index 2050 Fund	15.7	7.5
LifePath Index 2055 Fund	11.5	5.8
LifePath Index 2060 Fund	7.3	3.7
LifePath Index 2065 Fund	2.3	1.2
LifePath Index 2070 Fund	0.1	— (a)

(a)	Amount is less than 0.1%.
Each Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A and Investor P Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.  Investor P Shares are only available through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Fund’s distributor to offer such shares.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Investor A and Class K Shares	No	No	None
Investor P Shares	Yes	No(a)	None

(a)	Investor P Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
Prior Year Reorganization: The Board of LifePath Index Retirement Fund (the “Acquiring Fund”) and the Board of BlackRock LifePath Index 2025 Fund (the “Target Fund”) approved the reorganization of the Target Fund into the Acquiring Fund. As a result, the Acquiring Fund acquired substantially all of the assets and assumed substantially all of the liabilities of the Target Fund in exchange for an equal aggregate value of newly-issued shares of the Acquiring Fund.
Notes to Financial Statements

Notes to Financial Statements  (continued)

Each shareholder of the Target Fund received shares of the Acquiring Fund in an amount equal to the aggregate net asset value (“NAV”) of such shareholder’s Target Fund shares, as determined at the close of business on October 4, 2024, less the costs of the Target Fund’s reorganization.
The reorganization was accomplished by a tax-free exchange of shares of the Acquiring Fund in the following amounts and at the following conversion ratios:
Target Fund’s Share Class	Shares Prior to Reorganization	Conversion Ratio	Acquiring Fund’s Share Class	Shares of the Acquiring Fund
Institutional	9,361,734	1.12317897	Institutional	10,514,903
Investor A	3,544,496	1.12377052	InvestorA	3,983,200
Investor P	6,518,045	1.12117600	InvestorP	7,307,876
Class K	380,811,918	1.12421995	ClassK	428,116,355
The Target Fund’s net assets and composition of net assets on October 4, 2024, the valuation date of the reorganization, were as follows:
Target Fund
Net assets	$6,351,755,945
Paid-in-capital	4,912,478,254
Accumulated earnings	1,439,277,691
For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value. However, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The net assets of the Acquiring Fund before the reorganization were $7,782,437,470. The aggregate net assets of the Acquiring Fund immediately after the reorganization amounted to $14,134,193,415. The Target Fund’s fair value and cost of financial instruments prior to the reorganization were as follows:
Target Fund	Fair Value of Investments	Cost of Investments
LifePath Index 2025 Fund	$ 6,392,699,735	$ 5,078,814,692
The purpose of these transactions was to combine two funds managed by the Manager with substantially similar (but not identical) investment objectives and strategies and identical investment policies, risks and restrictions. The reorganization was a tax-free event and was effective on October 7, 2024.
Assuming the reorganization had been completed on January 1, 2024, the beginning of the fiscal reporting period of the Acquiring Fund, the pro forma results of operations for the year ended December 31, 2024, were as follows:
• Net investment income (loss): $431,720,624
• Net realized and change in unrealized gain/loss on investments: $581,797,217
• Net increase/decrease in net assets resulting from operations: $1,013,517,841
Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statements of Operations since October 7, 2024.
Reorganization costs incurred by LifePath Index Retirement Fund in connection with the reorganization were expensed by LifePath Index Retirement Fund.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Each Fund records daily its proportionate share of the Large Cap Index Master Portfolio and Master Small Cap Index Series income, expenses and realized and unrealized gains and losses.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions paid by the Funds are recorded on the ex-dividend dates.  Distributions from net investment income are declared and paid annually.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of each Fund (the “Board”) has approved the designation of each Fund’s Manager  as the valuation designee for each Fund.  Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
•The Funds record their proportionate investment in the Underlying Master Portfolios at fair value, which is based upon their pro rata ownership in the net assets of the Underlying Master Portfolios.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The
Notes to Financial Statements

Notes to Financial Statements  (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of  December 31, 2025, certain investments of the Funds were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statements of Assets and Liabilities as a component of investments at value – affiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
LifePath Index 2030 Fund
Wells Fargo Securities LLC	$ 8,160,880	$ (8,160,880)	$ —	$ —
LifePath Index 2040 Fund
UBS AG	$ 411,112	$ (411,112)	$ —	$ —
Virtu Americas LLC	331,344	(331,344)	—	—
	$ 742,456	$ (742,456)	$ —	$ —
LifePath Index 2055 Fund
Toronto-Dominion Bank	$ 8,514,784	$ (8,514,784)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with BFA, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to 0.05% of the average daily value of each Fund’s net assets.
Service Fees:  The Trust, on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of each Fund’s Investor A and Investor P Shares.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.
For the year ended December 31, 2025, the following table shows the class specific service fees borne directly by each share class of each Fund:
Fund Name	Investor A	Investor P	Total
LifePath Index Retirement Fund	$ 421,619	$ 4,749,448	$ 5,171,067
LifePath Index 2030 Fund	342,307	4,539,901	4,882,208
LifePath Index 2035 Fund	210,228	194,832	405,060
LifePath Index 2040 Fund	314,914	4,361,199	4,676,113
LifePath Index 2045 Fund	204,718	97,335	302,053
LifePath Index 2050 Fund	248,101	1,642,460	1,890,561
LifePath Index 2055 Fund	190,685	53,657	244,342
LifePath Index 2060 Fund	59,769	67,184	126,953
LifePath Index 2065 Fund	14,609	36,075	50,684
LifePath Index 2070 Fund	356	408	764
Administration:  The Trust, on behalf of each Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL” or the “Administrator”), to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Funds. BAL may delegate certain of its administration duties to sub-administrators. BAL is entitled to receive for these administrative services an annual fee of 0.09% based on the average daily net assets of each Fund’s Institutional, Investor A and Investor P Shares and 0.04% of the average daily net assets of each Fund’s Class K Shares.
From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Funds and, accordingly, have a favorable impact on their performance.
For the year ended December 31, 2025, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Investor P	Class K	Total
LifePath Index Retirement Fund	$ 446,218	$ 151,783	$ 1,709,801	$ 4,311,134	$ 6,618,936
LifePath Index 2030 Fund	516,398	123,231	1,634,364	4,220,478	6,494,471
LifePath Index 2035 Fund	198,620	75,682	70,140	4,182,722	4,527,164
LifePath Index 2040 Fund	698,674	113,369	1,570,032	4,377,398	6,759,473
LifePath Index 2045 Fund	172,442	73,698	35,041	3,776,329	4,057,510
LifePath Index 2050 Fund	174,392	89,316	591,286	3,732,896	4,587,890
LifePath Index 2055 Fund	134,886	68,646	19,317	2,701,609	2,924,458
LifePath Index 2060 Fund	78,861	21,517	24,186	1,648,621	1,773,185
LifePath Index 2065 Fund	42,230	5,259	12,987	465,290	525,766
LifePath Index 2070 Fund	107	128	147	7,693	8,075
Other Fees:  For the year ended December 31, 2025, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor P Shares as follows:
Fund Name	Investor P
LifePath Index Retirement Fund	$ 86,048
LifePath Index 2030 Fund	97,916
LifePath Index 2035 Fund	20,074
LifePath Index 2040 Fund	112,985
LifePath Index 2045 Fund	13,891
LifePath Index 2050 Fund	59,792
LifePath Index 2055 Fund	7,421
LifePath Index 2060 Fund	9,605
LifePath Index 2065 Fund	7,914
LifePath Index 2070 Fund	158
For the year ended December 31, 2025, affiliates received CDSCs as follows:
Fund Name	Investor P
LifePath Index Retirement Fund	$ 2,631
LifePath Index 2030 Fund	869
Notes to Financial Statements

Notes to Financial Statements  (continued)

Fund Name	Investor P
LifePath Index 2040 Fund	$ 11
LifePath Index 2045 Fund	101
Expense Waivers and Reimbursements:  With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to BFA indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the year ended December 31, 2025, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath Index Retirement Fund	$ 12,071
LifePath Index 2030 Fund	14,080
LifePath Index 2035 Fund	15,269
LifePath Index 2040 Fund	19,221
LifePath Index 2045 Fund	15,808
LifePath Index 2050 Fund	15,215
LifePath Index 2055 Fund	10,980
LifePath Index 2060 Fund	8,001
LifePath Index 2065 Fund	2,703
LifePath Index 2070 Fund	105
The Manager and the Administrator have contractually agreed to reimburse each Fund for acquired fund fees and expenses up to a maximum amount equal to the combined investment advisory fee and administration fee of each share class through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the year ended December 31, 2025, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath Index Retirement Fund	$ 3,223,873
LifePath Index 2030 Fund	3,884,020
LifePath Index 2035 Fund	3,696,588
LifePath Index 2040 Fund	5,374,204
LifePath Index 2045 Fund	3,741,887
LifePath Index 2050 Fund	4,241,437
LifePath Index 2055 Fund	3,043,898
LifePath Index 2060 Fund	1,866,278
LifePath Index 2065 Fund	539,094
LifePath Index 2070 Fund	8,634
The fees and expenses of the Funds’ Independent Trustees, counsel to the Independent Trustees and the Funds’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Funds. Each of BAL and BFA has contractually agreed to reimburse the Funds or provide an offsetting credit for such independent expenses through June 30, 2035. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the year ended December 31, 2025, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath Index Retirement Fund	$ 117,432
LifePath Index 2030 Fund	119,571
LifePath Index 2035 Fund	104,703
LifePath Index 2040 Fund	123,603
LifePath Index 2045 Fund	97,500
LifePath Index 2050 Fund	101,499
LifePath Index 2055 Fund	78,726
LifePath Index 2060 Fund	62,109
LifePath Index 2065 Fund	38,670
LifePath Index 2070 Fund	28,102
Securities Lending:  The SEC has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85%  of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended December 31, 2025, each Fund paid BTC the following amounts for securities lending agent services:
Fund Name	Amounts
LifePath Index Retirement Fund	$ 38,561
LifePath Index 2030 Fund	19,622
LifePath Index 2035 Fund	8,527
LifePath Index 2040 Fund	21,496
LifePath Index 2045 Fund	12,988
LifePath Index 2050 Fund	62,769
LifePath Index 2055 Fund	7,319
LifePath Index 2060 Fund	4,085
LifePath Index 2065 Fund	2,392
LifePath Index 2070 Fund	14
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, each Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  Each Fund may invest its positive cash balances in certain money market funds managed by the Manager or an affiliate. The income earned on these temporary cash investments is shown as income-affiliated in the Statements of Operations.
The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended December 31, 2025, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Fund Name	Purchases	Sales	Net Realized Gain (Loss)
LifePath Index 2030 Fund	$—	$56,810,542	$2,850,694
LifePath Index 2040 Fund	—	13,034,740	151,327
LifePath Index 2045 Fund	5,348,819	—	—
LifePath Index 2050 Fund	22,193,181	—	—
LifePath Index 2055 Fund	27,985,631	—	—
LifePath Index 2060 Fund	14,322,189	—	—
6.
 PURCHASES AND SALES
For the year ended December 31, 2025, purchases and sales of investments in the Underlying Funds and the Underlying Master Portfolios, excluding short-term securities, were as follows:
Fund Name	Purchases	Sales
LifePath Index Retirement Fund	$2,263,137,296	$3,692,537,368
LifePath Index 2030 Fund	2,733,846,590	3,176,688,240
Notes to Financial Statements

Notes to Financial Statements  (continued)

Fund Name	Purchases	Sales
LifePath Index 2035 Fund	$2,236,685,558	$2,056,450,168
LifePath Index 2040 Fund	2,239,533,495	2,262,144,491
LifePath Index 2045 Fund	1,727,379,448	1,576,320,466
LifePath Index 2050 Fund	1,520,752,723	1,370,510,453
LifePath Index 2055 Fund	1,144,579,040	832,233,197
LifePath Index 2060 Fund	922,488,004	434,392,331
LifePath Index 2065 Fund	467,388,024	110,832,463
LifePath Index 2070 Fund	52,343,132	2,185,460
7.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of December 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
The tax character of distributions paid was as follows:
Fund Name	Year Ended 12/31/25	Year Ended 12/31/24
LifePath Index Retirement Fund
Ordinary income	$ 460,206,143	$ 266,607,114
Long-term capital gains	28,858,262	13,314,741
	$ 489,064,405	$ 279,921,855
LifePath Index 2030 Fund
Ordinary income	$ 430,534,587	$ 342,438,386
LifePath Index 2035 Fund
Ordinary income	$ 326,619,131	$ 256,885,167
Long-term capital gains	2,560,506	—
	$ 329,179,637	$ 256,885,167
LifePath Index 2040 Fund
Ordinary income	$ 389,171,377	$ 320,111,245
Long-term capital gains	70,945,340	—
	$ 460,116,717	$ 320,111,245
LifePath Index 2045 Fund
Ordinary income	$ 251,703,867	$ 202,459,024
Long-term capital gains	42,956,073	—
	$ 294,659,940	$ 202,459,024
LifePath Index 2050 Fund
Ordinary income	$ 249,036,817	$ 214,078,245
Long-term capital gains	62,384,100	14,396,350
	$ 311,420,917	$ 228,474,595
LifePath Index 2055 Fund
Ordinary income	$ 163,216,404	$ 132,884,431
Long-term capital gains	31,943,950	12,559,277
	$ 195,160,354	$ 145,443,708
LifePath Index 2060 Fund
Ordinary income	$ 95,601,996	$ 72,661,598
Long-term capital gains	11,319,363	—
	$ 106,921,359	$ 72,661,598
LifePath Index 2065 Fund
Ordinary income	$ 27,521,347	$ 17,577,166

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Fund Name	Year Ended 12/31/25	Year Ended 12/31/24
LifePath Index 2070 Fund
Ordinary income	$ 574,604	$ 9,427
As of December 31, 2025, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Non-Expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
LifePath Index Retirement Fund	$ 3,290,423	$ 190,915,968	$ —	$ 3,643,399,821	$ 3,837,606,212
LifePath Index 2030 Fund	3,595,060	27,209,400	—	4,086,857,349	4,117,661,809
LifePath Index 2035 Fund	7,323,518	5,366,671	—	3,503,559,483	3,516,249,672
LifePath Index 2040 Fund	7,202,666	8,595,724	—	5,258,906,990	5,274,705,380
LifePath Index 2045 Fund	4,065,832	6,023,741	—	3,766,610,970	3,776,700,543
LifePath Index 2050 Fund	2,969,113	6,158,149	—	4,279,363,712	4,288,490,974
LifePath Index 2055 Fund	1,536,244	3,583,988	—	2,792,412,464	2,797,532,696
LifePath Index 2060 Fund	710,239	1,757,298	—	1,508,238,964	1,510,706,501
LifePath Index 2065 Fund	63,571	—	(11,569,193)	366,935,800	355,430,178
LifePath Index 2070 Fund	3,247	—	(707,556)	4,103,819	3,399,510

(a)	Amounts available to offset future realized capital gains.
(b)	The difference between book-basis and tax-basis net unrealized gains was attributable primarily to tax deferral of losses on wash sales and the timing and recognition of partnership income.
During the year ended December 31, 2025, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
Fund Name	Utilized
LifePath Index Retirement Fund	$ 18,971,977
LifePath Index 2030 Fund	23,664,159
LifePath Index 2035 Fund	24,520,293
LifePath Index 2045 Fund	5,045,014
LifePath Index 2060 Fund	3,013,312
LifePath Index 2065 Fund	2,109,770
As of December 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
LifePath Index Retirement Fund	$ 9,536,830,596	$ 3,705,194,962	$ (62,131,177)	$ 3,643,063,785
LifePath Index 2030 Fund	9,455,233,245	4,144,238,191	(57,380,842)	4,086,857,349
LifePath Index 2035 Fund	8,117,693,287	3,563,171,103	(59,611,620)	3,503,559,483
LifePath Index 2040 Fund	9,390,566,009	5,336,283,379	(77,376,389)	5,258,906,990
LifePath Index 2045 Fund	6,906,773,460	3,805,104,717	(38,493,747)	3,766,610,970
LifePath Index 2050 Fund	7,063,388,264	4,298,647,850	(19,284,138)	4,279,363,712
LifePath Index 2055 Fund	5,057,261,972	2,799,516,760	(7,104,296)	2,792,412,464
LifePath Index 2060 Fund	3,426,686,934	1,512,038,494	(3,799,530)	1,508,238,964
LifePath Index 2065 Fund	1,176,312,014	367,892,153	(956,353)	366,935,800
LifePath Index 2070 Fund	50,947,507	4,116,053	(12,234)	4,103,819
8.
BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended December 31, 2025, the Funds did not borrow under the credit agreement.
Notes to Financial Statements

Notes to Financial Statements  (continued)

9.
PRINCIPAL RISKS
In the normal course of business, each Fund invests through their investments in the Underlying Funds in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 12/31/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index Retirement Fund
Institutional
Shares sold	3,970,632	$ 57,922,282	9,009,629	$ 126,433,859
Shares issued in reinvestment of distributions	1,229,248	18,401,381	903,950	12,709,020
Shares issued in reorganization	—	—	10,514,903	148,540,016
Shares redeemed	(8,839,304)	(127,697,977)	(11,741,628)	(162,542,119)
	(3,639,424)	$ (51,374,314)	8,686,854	$ 125,140,776
Investor A
Shares sold	2,095,143	$ 30,392,091	3,213,223	$ 44,744,709
Shares issued in reinvestment of distributions	341,074	5,102,286	284,160	3,989,907
Shares issued in reorganization	—	—	3,983,200	56,209,239
Shares redeemed	(5,287,611)	(77,567,496)	(5,817,535)	(80,177,965)
	(2,851,394)	$ (42,073,119)	1,663,048	$ 24,765,890
Investor P
Shares sold	4,376,769	$ 63,244,803	4,264,929	$ 58,343,310
Shares issued in reinvestment of distributions	4,418,122	65,960,666	3,597,583	50,529,138
Shares issued in reorganization	—	—	7,307,876	103,005,769
Shares redeemed	(19,120,084)	(277,109,532)	(19,290,548)	(263,743,715)
	(10,325,193)	$ (147,904,063)	(4,120,160)	$ (51,865,498)

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

	Year Ended 12/31/25		Year Ended 12/31/24
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Index Retirement Fund (continued)
Class K
Shares sold	126,090,636	$ 1,827,456,287	134,002,075	$ 1,869,160,367
Shares issued in reinvestment of distributions	26,679,622	399,116,807	15,159,146	212,372,996
Shares issued in reorganization	—	—	428,116,355	6,044,000,921
Shares redeemed	(229,249,238)	(3,332,594,527)	(170,680,812)	(2,355,801,084)
	(76,478,980)	$ (1,106,021,433)	406,596,764	$ 5,769,733,200
	(93,294,991)	$ (1,347,372,929)	412,826,506	$ 5,867,774,368

	Year Ended 12/31/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2030 Fund
Institutional
Shares sold	3,225,663	$ 58,493,646	10,151,842	$ 173,378,654
Shares issued in reinvestment of distributions	987,006	18,729,792	888,641	15,318,322
Shares redeemed	(5,966,075)	(107,453,024)	(12,307,482)	(210,210,198)
	(1,753,406)	$ (30,229,586)	(1,266,999)	$ (21,513,222)
Investor A
Shares sold	1,942,796	$ 35,162,466	3,160,571	$ 53,857,526
Shares issued in reinvestment of distributions	184,085	3,494,870	199,973	3,449,028
Shares redeemed	(4,115,632)	(75,604,142)	(5,846,612)	(99,127,029)
	(1,988,751)	$ (36,946,806)	(2,486,068)	$ (41,820,475)
Investor P
Shares sold	3,841,413	$ 69,296,178	4,460,112	$ 75,444,872
Shares issued in reinvestment of distributions	2,868,627	54,377,379	2,534,444	43,662,248
Shares redeemed	(12,783,531)	(231,890,152)	(14,002,665)	(236,815,011)
	(6,073,491)	$ (108,216,595)	(7,008,109)	$ (117,707,891)
Class K
Shares sold	101,624,126	$ 1,840,279,168	109,177,957	$ 1,849,581,720
Shares issued in reinvestment of distributions	18,665,745	353,837,852	16,248,829	279,936,191
Shares redeemed	(132,304,056)	(2,403,782,044)	(113,587,062)	(1,926,289,309)
	(12,014,185)	$ (209,665,024)	11,839,724	$ 203,228,602
	(21,829,833)	$ (385,058,011)	1,078,548	$ 22,187,014

	Year Ended 12/31/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2035 Fund
Institutional
Shares sold	1,938,253	$ 38,664,549	2,575,077	$ 47,286,056
Shares issued in reinvestment of distributions	301,965	6,466,507	292,784	5,594,259
Shares redeemed	(3,258,000)	(64,361,597)	(2,956,582)	(55,768,229)
	(1,017,782)	$ (19,230,541)	(88,721)	$ (2,887,914)
Investor A
Shares sold	980,384	$ 19,875,781	1,355,705	$ 24,924,801
Shares issued in reinvestment of distributions	98,567	2,106,767	96,959	1,849,635
Shares redeemed	(1,637,859)	(32,948,107)	(4,255,852)	(78,540,681)
	(558,908)	$ (10,965,559)	(2,803,188)	$ (51,766,245)
Investor P
Shares sold	868,519	$ 17,335,932	966,077	$ 17,802,240
Shares issued in reinvestment of distributions	104,767	2,229,928	83,180	1,581,024
Shares redeemed	(573,493)	(11,372,873)	(385,091)	(7,110,828)
	399,793	$ 8,192,987	664,166	$ 12,272,436
Notes to Financial Statements

Notes to Financial Statements  (continued)

	Year Ended 12/31/25		Year Ended 12/31/24
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Index 2035 Fund (continued)
Class K
Shares sold	99,960,965	$ 2,015,297,455	102,942,372	$ 1,913,516,235
Shares issued in reinvestment of distributions	14,877,289	318,298,984	12,981,481	247,783,458
Shares redeemed	(102,227,859)	(2,070,444,224)	(82,687,611)	(1,540,867,978)
	12,610,395	$ 263,152,215	33,236,242	$ 620,431,715
	11,433,498	$ 241,149,102	31,008,499	$ 578,049,992

	Year Ended 12/31/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2040 Fund
Institutional
Shares sold	3,223,109	$ 70,214,589	6,686,855	$ 134,517,240
Shares issued in reinvestment of distributions	1,114,003	26,068,810	890,713	18,460,463
Shares redeemed	(4,922,762)	(106,938,025)	(9,247,122)	(186,012,652)
	(585,650)	$ (10,654,626)	(1,669,554)	$ (33,034,949)
Investor A
Shares sold	1,976,058	$ 42,859,184	2,232,996	$ 44,787,901
Shares issued in reinvestment of distributions	150,089	3,505,119	130,494	2,699,282
Shares redeemed	(2,875,518)	(63,516,597)	(4,324,651)	(86,448,736)
	(749,371)	$ (17,152,294)	(1,961,161)	$ (38,961,553)
Investor P
Shares sold	3,520,874	$ 76,906,700	3,615,241	$ 72,097,649
Shares issued in reinvestment of distributions	2,313,362	53,943,167	1,834,273	37,887,038
Shares redeemed	(8,037,035)	(175,121,024)	(8,619,707)	(172,238,169)
	(2,202,799)	$ (44,271,157)	(3,170,193)	$ (62,253,482)
Class K
Shares sold	86,164,556	$ 1,895,207,347	90,265,267	$ 1,802,624,835
Shares issued in reinvestment of distributions	16,095,982	376,521,357	12,597,040	260,959,265
Shares redeemed	(92,755,642)	(2,044,817,702)	(78,391,963)	(1,574,750,683)
	9,504,896	$ 226,911,002	24,470,344	$ 488,833,417
	5,967,076	$ 154,832,925	17,669,436	$ 354,583,433

	Year Ended 12/31/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2045 Fund
Institutional
Shares sold	1,524,013	$ 36,295,582	1,863,806	$ 39,682,554
Shares issued in reinvestment of distributions	220,160	5,693,759	185,814	4,187,092
Shares redeemed	(2,158,906)	(50,376,146)	(2,090,767)	(45,826,216)
	(414,733)	$ (8,386,805)	(41,147)	$ (1,956,570)
Investor A
Shares sold	799,470	$ 19,237,061	1,160,043	$ 24,878,292
Shares issued in reinvestment of distributions	79,629	2,055,267	65,999	1,485,167
Shares redeemed	(1,206,849)	(29,141,493)	(3,504,700)	(75,092,386)
	(327,750)	$ (7,849,165)	(2,278,658)	$ (48,728,927)
Investor P
Shares sold	580,106	$ 13,603,671	326,083	$ 6,938,226
Shares issued in reinvestment of distributions	45,445	1,168,933	27,330	612,845
Shares redeemed	(213,226)	(5,030,536)	(130,727)	(2,786,988)
	412,325	$ 9,742,068	222,686	$ 4,764,083

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

	Year Ended 12/31/25		Year Ended 12/31/24
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Index 2045 Fund (continued)
Class K
Shares sold	74,378,608	$ 1,785,765,268	80,483,218	$ 1,733,473,287
Shares issued in reinvestment of distributions	11,039,014	285,713,113	8,696,576	196,147,454
Shares redeemed	(74,813,405)	(1,799,032,367)	(58,394,703)	(1,264,904,972)
	10,604,217	$ 272,446,014	30,785,091	$ 664,715,769
	10,274,059	$ 265,952,112	28,687,972	$ 618,794,355

	Year Ended 12/31/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2050 Fund
Institutional
Shares sold	1,589,994	$ 39,828,339	3,678,353	$ 83,264,687
Shares issued in reinvestment of distributions	212,250	5,826,369	196,610	4,648,589
Shares redeemed	(2,235,722)	(54,701,228)	(3,964,335)	(90,316,188)
	(433,478)	$ (9,046,520)	(89,372)	$ (2,402,912)
Investor A
Shares sold	1,065,042	$ 26,895,446	1,263,726	$ 28,262,512
Shares issued in reinvestment of distributions	93,040	2,547,862	84,586	1,995,640
Shares redeemed	(1,435,503)	(36,472,728)	(2,982,584)	(66,957,406)
	(277,421)	$ (7,029,420)	(1,634,272)	$ (36,699,254)
Investor P
Shares sold	1,668,749	$ 41,826,367	1,611,606	$ 35,917,177
Shares issued in reinvestment of distributions	649,886	17,765,258	569,857	13,427,736
Shares redeemed	(2,730,405)	(68,363,710)	(2,659,960)	(59,357,924)
	(411,770)	$ (8,772,085)	(478,497)	$ (10,013,011)
Class K
Shares sold	67,656,227	$ 1,708,932,753	73,535,673	$ 1,651,502,024
Shares issued in reinvestment of distributions	10,390,975	285,239,962	8,813,100	208,381,337
Shares redeemed	(66,201,669)	(1,682,582,000)	(54,389,448)	(1,229,015,701)
	11,845,533	$ 311,590,715	27,959,325	$ 630,867,660
	10,722,864	$ 286,742,690	25,757,184	$ 581,752,483

	Year Ended 12/31/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2055 Fund
Institutional
Shares sold	1,257,624	$ 32,513,480	1,899,656	$ 43,413,014
Shares issued in reinvestment of distributions	137,526	3,954,563	153,976	3,774,509
Shares redeemed	(2,577,862)	(65,228,609)	(1,966,297)	(46,503,756)
	(1,182,712)	$ (28,760,566)	87,335	$ 683,767
Investor A
Shares sold	844,211	$ 21,925,192	1,021,328	$ 23,463,853
Shares issued in reinvestment of distributions	61,017	1,750,192	58,098	1,421,262
Shares redeemed	(1,062,775)	(27,882,439)	(2,165,929)	(50,058,638)
	(157,547)	$ (4,207,055)	(1,086,503)	$ (25,173,523)
Investor P
Shares sold	276,223	$ 7,175,925	257,840	$ 5,968,630
Shares issued in reinvestment of distributions	20,055	573,670	14,230	347,263
Shares redeemed	(83,907)	(2,197,498)	(107,104)	(2,495,661)
	212,371	$ 5,552,097	164,966	$ 3,820,232
Notes to Financial Statements

Notes to Financial Statements  (continued)

	Year Ended 12/31/25		Year Ended 12/31/24
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Index 2055 Fund (continued)
Class K
Shares sold	59,022,668	$ 1,544,329,827	59,285,345	$ 1,377,269,803
Shares issued in reinvestment of distributions	6,567,869	188,860,523	5,706,266	139,886,812
Shares redeemed	(50,103,387)	(1,325,556,400)	(40,105,415)	(936,645,154)
	15,487,150	$ 407,633,950	24,886,196	$ 580,511,461
	14,359,262	$ 380,218,426	24,051,994	$ 559,841,937

	Year Ended 12/31/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2060 Fund
Institutional
Shares sold	1,243,115	$ 28,694,166	1,393,645	$ 28,440,506
Shares issued in reinvestment of distributions	83,539	2,159,922	67,776	1,488,337
Shares redeemed	(892,880)	(20,486,785)	(1,019,537)	(21,270,308)
	433,774	$ 10,367,303	441,884	$ 8,658,535
Investor A
Shares sold	405,821	$ 9,608,611	420,495	$ 8,670,879
Shares issued in reinvestment of distributions	18,576	479,340	17,807	390,303
Shares redeemed	(524,313)	(12,153,271)	(823,307)	(17,244,760)
	(99,916)	$ (2,065,320)	(385,005)	$ (8,183,578)
Investor P
Shares sold	330,520	$ 7,609,041	359,121	$ 7,339,603
Shares issued in reinvestment of distributions	23,346	601,047	17,635	385,850
Shares redeemed	(146,331)	(3,402,165)	(174,108)	(3,521,226)
	207,535	$ 4,807,923	202,648	$ 4,204,227
Class K
Shares sold	51,432,402	$ 1,207,353,709	50,221,955	$ 1,040,290,711
Shares issued in reinvestment of distributions	4,007,918	103,666,978	3,203,697	70,383,379
Shares redeemed	(33,598,401)	(800,245,605)	(25,649,097)	(536,755,516)
	21,841,919	$ 510,775,082	27,776,555	$ 573,918,574
	22,383,312	$ 523,884,988	28,036,082	$ 578,597,758

	Year Ended 12/31/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2065 Fund
Institutional
Shares sold	1,314,679	$ 21,485,156	1,147,815	$ 16,631,323
Shares issued in reinvestment of distributions	55,316	1,010,410	42,211	652,576
Shares redeemed	(546,500)	(8,925,703)	(315,116)	(4,658,570)
	823,495	$ 13,569,863	874,910	$ 12,625,329
Investor A
Shares sold	260,072	$ 4,293,912	145,396	$ 2,129,859
Shares issued in reinvestment of distributions	6,837	124,601	3,977	61,407
Shares redeemed	(86,701)	(1,365,951)	(100,198)	(1,479,803)
	180,208	$ 3,052,562	49,175	$ 711,463
Investor P
Shares sold	394,996	$ 6,564,128	348,560	$ 5,087,089
Shares issued in reinvestment of distributions	14,766	269,127	12,255	189,091
Shares redeemed	(177,327)	(2,907,536)	(130,406)	(1,900,383)
	232,435	$ 3,925,719	230,409	$ 3,375,797

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

	Year Ended 12/31/25		Year Ended 12/31/24
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Index 2065 Fund (continued)
Class K
Shares sold	35,807,530	$ 593,800,073	28,779,547	$ 421,741,708
Shares issued in reinvestment of distributions	1,427,028	26,080,895	1,076,694	16,645,656
Shares redeemed	(16,392,808)	(274,640,736)	(9,665,137)	(142,404,324)
	20,841,750	$ 345,240,232	20,191,104	$ 295,983,040
	22,077,888	$ 365,788,376	21,345,598	$ 312,695,629

	Year Ended 12/31/25		Period from 09/24/24(a) to 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2070 Fund
Institutional
Shares sold	107,957	$ 1,284,801	10,010	$ 100,100
Shares issued in reinvestment of distributions	64	761	—	—
Shares redeemed	(628)	(7,305)	(10)	(100)
	107,393	$ 1,278,257	10,000	$ 100,000
Investor A
Shares sold	10,037	$ 112,850	10,010	$ 100,100
Shares issued in reinvestment of distributions	86	1,024	—	—
Shares redeemed	(133)	(1,536)	(10)	(100)
	9,990	$ 112,338	10,000	$ 100,000
Investor P
Shares sold	37,409	$ 442,387	10,010	$ 100,100
Shares issued in reinvestment of distributions	368	4,409	—	—
Shares redeemed	(720)	(8,483)	(10)	(100)
	37,057	$ 438,313	10,000	$ 100,000
Class K
Shares sold	5,032,612	$ 56,487,504	86,277	$ 860,010
Shares issued in reinvestment of distributions	46,346	555,697	—	—
Shares redeemed	(690,130)	(7,943,748)	(10)	(99)
	4,388,828	$ 49,099,453	86,267	$ 859,911
	4,543,268	$ 50,928,361	116,267	$ 1,159,911

(a)	Commencement of operations.
As of December 31, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
Fund Name	Institutional	Investor A	Investor P	Class K
LifePath Index Retirement Fund	—	—	49,242	—
LifePath Index 2030 Fund	—	—	14,524	—
LifePath Index 2035 Fund	—	—	14,025	—
LifePath Index 2040 Fund	—	—	13,661	—
LifePath Index 2045 Fund	—	—	13,289	—
LifePath Index 2050 Fund	—	—	13,072	—
LifePath Index 2055 Fund	—	—	12,821	—
LifePath Index 2060 Fund	—	—	14,482	—
LifePath Index 2065 Fund	5,000	5,000	5,000	85,000
LifePath Index 2070 Fund	10,000	10,000	10,000	70,000
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds III and Shareholders of each of the ten funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (ten of the series constituting BlackRock Funds III, hereafter collectively referred to as the "Funds") as of December 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of December 31, 2025, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
BlackRock LifePath Index Retirement Fund (1)
BlackRock LifePath Index 2030 Fund (1)
BlackRock LifePath Index 2035 Fund (1)
BlackRock LifePath Index 2040 Fund (1)
BlackRock LifePath Index 2045 Fund (1)
BlackRock LifePath Index 2050 Fund (1)
BlackRock LifePath Index 2055 Fund (1)
BlackRock LifePath Index 2060 Fund (1)
BlackRock LifePath Index 2065 Fund (1)
BlackRock LifePath Index 2070 Fund (2)
(1) Statement of operations for the year ended December 31, 2025 and statement of changes in net assets for each of the two years in the period ended December 31, 2025
(2) Statement of operations for the year ended December 31, 2025, and statement of changes in net assets for the year ended December 31, 2025 and the period September 24, 2024 (commencement of operations) through December 31, 2024
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 24, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.

2025 BlackRock Annual Financial Statements and Additional Information

Important Tax Information (unaudited)

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended December 31, 2025:
Fund Name	Qualified Dividend Income
LifePath Index Retirement Fund	$ 61,343,885
LifePath Index 2030 Fund	83,628,840
LifePath Index 2035 Fund	87,498,842
LifePath Index 2040 Fund	128,973,013
LifePath Index 2045 Fund	98,326,316
LifePath Index 2050 Fund	115,742,119
LifePath Index 2055 Fund	84,014,863
LifePath Index 2060 Fund	52,265,790
LifePath Index 2065 Fund	15,573,994
LifePath Index 2070 Fund	319,697
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended December 31, 2025:
Fund Name	Qualified Business Income
LifePath Index Retirement Fund	$ 23,737,949
LifePath Index 2030 Fund	31,092,184
LifePath Index 2035 Fund	32,420,667
LifePath Index 2040 Fund	48,699,761
LifePath Index 2045 Fund	40,703,147
LifePath Index 2050 Fund	38,575,544
LifePath Index 2055 Fund	22,847,918
LifePath Index 2060 Fund	12,998,899
LifePath Index 2065 Fund	3,322,119
LifePath Index 2070 Fund	19,026
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended December 31, 2025:
Fund Name	20% Rate Long-Term Capital Gain Dividends
LifePath Index Retirement Fund	$ 28,858,262
LifePath Index 2035 Fund	2,560,506
LifePath Index 2040 Fund	70,945,340
LifePath Index 2045 Fund	42,956,073
LifePath Index 2050 Fund	62,384,100
LifePath Index 2055 Fund	31,943,950
LifePath Index 2060 Fund	11,319,363
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended December 31, 2025:
Fund Name	Foreign Source Income Earned	Foreign Taxes Paid
LifePath Index Retirement Fund	$ 49,364,104	$ 3,814,763
LifePath Index 2030 Fund	69,096,524	5,342,306
LifePath Index 2035 Fund	73,659,996	5,695,817
LifePath Index 2040 Fund	109,912,189	8,500,280
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended December 31, 2025:
Fund Name	Federal Obligation Interest
LifePath Index Retirement Fund	$ 183,224,827
LifePath Index 2030 Fund	128,232,419
LifePath Index 2035 Fund	60,491,169
LifePath Index 2040 Fund	48,990,892
LifePath Index 2045 Fund	16,743,484
LifePath Index 2050 Fund	2,850,981
LifePath Index 2055 Fund	773,674
Important Tax Information

Important Tax Information (unaudited) (continued)

Fund Name	Federal Obligation Interest
LifePath Index 2060 Fund	$ 502,400
LifePath Index 2065 Fund	153,736
LifePath Index 2070 Fund	2,079
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended December 31, 2025 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
LifePath Index Retirement Fund	5.99%
LifePath Index 2030 Fund	8.09
LifePath Index 2035 Fund	10.78
LifePath Index 2040 Fund	13.17
LifePath Index 2045 Fund	16.42
LifePath Index 2050 Fund	19.49
LifePath Index 2055 Fund	21.38
LifePath Index 2060 Fund	22.40
LifePath Index 2065 Fund	22.49
LifePath Index 2070 Fund	17.25
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended December 31, 2025:
Fund Name	Interest Dividends
LifePath Index Retirement Fund	$ 317,345,714
LifePath Index 2030 Fund	250,561,406
LifePath Index 2035 Fund	154,928,092
LifePath Index 2040 Fund	132,798,345
LifePath Index 2045 Fund	57,806,359
LifePath Index 2050 Fund	28,668,925
LifePath Index 2055 Fund	7,441,796
LifePath Index 2060 Fund	3,334,389
LifePath Index 2065 Fund	980,484
LifePath Index 2070 Fund	14,856
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended December 31, 2025:
Fund Name	Interest- Related Dividends	Qualified Short-Term Capital Gains
LifePath Index Retirement Fund	$ 304,922,645	$ 15,730,686
LifePath Index 2030 Fund	237,943,964	25,195,933
LifePath Index 2035 Fund	145,379,237	18,903,435
LifePath Index 2040 Fund	124,512,916	35,500,671
LifePath Index 2045 Fund	53,757,915	11,530,357
LifePath Index 2050 Fund	26,122,662	15,427,655
LifePath Index 2055 Fund	6,688,852	10,086,837
LifePath Index 2060 Fund	3,042,533	2,321,391
LifePath Index 2065 Fund	896,394	—
LifePath Index 2070 Fund	13,526	—

2025 BlackRock Annual Financial Statements and Additional Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to, the Funds for the Funds’ allocable portion of the fees and expenses of the independent trustees of the Trust, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Additional Information

Additional Information (continued)

Fund and Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Funds
400 Howard Street
San Francisco, CA 94105

2025 BlackRock Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
MSCI	Morgan Stanley Capital International
Glossary of Terms Used in these Financial Statements

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Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

5

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

6

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III

Date: February 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III

Date: February 24, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds III

Date: February 24, 2026

7